                                                                     (SunAmerica
                                                                           Logo)
                                                  (Series Trust)

                                                  ANNUAL REPORT
                                                  NOVEMBER 30, 1995

---------------------

              DEAR INVESTOR:

                We are pleased to present our annual report for the SunAmerica
              Series Trust, one of the underlying trusts for the Polaris Variable Annuity from Anchor National Life Insurance Company and First SunAmerica Life Insurance Company.

                The past year has been excellent for Polaris, with assets rising to $2.3 billion at November 30, 1995, from $1.2 billion at November 30, 1994. Performance of many of the individual portfolios has excelled as a result of robust U.S. stock and bond markets, as reflected in the performance section of this report.

                The following is a combined perspective on the U.S. and global economies over the one-year reporting period from seven of the eight investment managers who manage Polaris (excluding Wellington Management Company, which manages the portfolios in the Anchor Series Trust, for which you will receive a complete report in about one month.)

              ECONOMIC OVERVIEW -- UNITED STATES

                The domestic financial markets provided outstanding returns throughout the latter part of 1995. After some hesitation, the financial markets adjusted to the reality of a soft economic landing, creating what SunAmerica Asset Management Corp. refers to as the "great dis-inflationary bull market of 1995."

                While 1995 began with real gross domestic product (GDP)
              increasing by 2.7% during the first quarter, Goldman Sachs Asset Management (GSAM) reports that employment, housing, and construction spending began to show signs of improvement in the second quarter. The overall economy expanded at close to 3% in 1995, with inflationary pressures abating to below 2.8%. This was partially a result of the Federal Reserve's diligent control of the money supply into the financial system. Since there were no concerns about inflation and the economy was weak in the second quarter, the Fed lowered the federal funds rate by 25 basis points.

                Alliance Capital Management reports that the U.S. economy grew at a surprisingly strong rate of 4.2% during the third quarter, lifted by a rebound in housing construction and a temporary surge in federal spending. Provident Investment Counsel accounts for a slight dip in growth stock performance during the third quarter due to investors rotating out of technology issues into stocks of large blue-chip companies. This rotation is typical given the large gains achieved in 1995.

                GSAM reports that by the end of October 1995, key economic reports were sending mixed signals regarding the health of the economy. Firmness in interest-rate-sensitive areas such as housing, motor vehicle sales, and durable goods orders suggested steady growth, but retail sales and industrial output indicators were weak. However, GSAM agrees with most observers that inflation remained flat.

              STOCK MARKET

                Moderate economic growth, low inflation, and
              better-than-expected corporate earnings have all helped the stock market reach record highs. Provident Investment Counsel asserts that although corporate profitability began to slow, profits remained strong enough to push stocks higher and higher. Over the one-year period ended November 30, 1995, the Standard & Poor's Composite Stock Index posted an impressive total return of 37.0%.

                                                               -----------------

---------------------

              BOND MARKET

                U.S. bonds have also benefited from the economy's moderate pace of growth and controlled inflation. Long-term interest rates have declined more than 170 basis points, pushing bond prices up significantly. The bond market, as measured by the Lehman Brothers Aggregate Bond Index, gained 17.65% over the same time period.

              WHERE IS THE U.S. ECONOMY HEADED?

                Provident Investment Counsel maintains that the outlook for growth stocks over the next six months to one year remains very attractive. Phoenix Investment Counsel anticipates that earnings growth will slow in the upcoming quarters, and with economic signs continuing to look sluggish and inflation still in check, further Federal Reserve rate cuts are possible. Alliance Capital agrees, predicting that the Fed will ease rates by another 50 basis points by next spring. For 1996, GSAM expects continued corporate profit growth and corresponding increases in stock market appreciation, although more in line with historic figures -- around 10%. SunAmerica Asset Management believes that slow growth is both sustainable and non-inflationary in the foreseeable future. Furthermore, SunAmerica Asset Management believes that the consumer has become more cautious and value-oriented on a long-term basis, which is particularly significant because consumer spending has more than two-thirds impact on GDP growth. Also, with corporate consolidations and workforce reductions occurring daily, SunAmerica Asset Management doubts that any near-term return to the spending habits of the 1980s will occur.

                Davis Selected Advisers is positive about future prospects for two reasons: first, the valuation of the stock market as measured by the price/earnings ratio of 1996 corporate earnings does not appear excessive; and second, inflation should remain contained. On individual sectors, it feels that financial stocks are an investment for the decade, not just for the day, and that companies in the technology sector are anti-inflationary and will continue to provide potential for excellent returns.

              ECONOMIC OVERVIEW -- GLOBAL MARKETS

                Foreign bond markets recorded impressive gains during the past year, following the lead of the U.S. bond market. Dollar bloc countries, including New Zealand and Canada, continued to perform well.

                Alliance Capital reports that across the developed core markets of Europe, fiscal tightening has significantly dampened growth prospects. In Germany, industrial output continues to decline; in France, household consumption remains anemic and unemployment (and labor unrest) continues to rise. However, GSAM states that the core and near core bond markets (Germany, Holland, Belgium, France, and Denmark) rallied due to a supportive bond environment characterized by slowing economic activity, relatively low inflation, and declining interest rates.

                In contrast, the European higher yielding markets (Italy, Spain, and Sweden) were weighed down by inflation fears sparked by large budget deficits, as well as political uncertainties. The economic concerns of these and other European countries triggered a flight to quality as investors sought the perceived safety of German deutsche marks and Swiss francs.

---------------------
  2

---------------------

                The Japanese economy remained weak during the period and
              appeared in danger of falling into a deflationary spiral. Alliance Capital reports that industrial production continues to decline, retail sales are flat, and deflation continues. However, the government's continued efforts to introduce liquidity into its economy triggered a market rally, and resulted in the yen's decline relative to the U.S. dollar. Hence, Morgan Stanley Asset Management (MSAM) feels that Japan is the most attractive of the larger, developed, foreign markets and will continue to rally in 1996.

                Among developing countries, MSAM believes that emerging market debt continues to be buoyed by slow growth, low inflation, and a strong U.S. bond market. The positive environment sparked by rising U.S. Treasury prices provided the fuel for new money to go after higher yielding emerging market bonds, particularly Brady bonds. Furthermore, MSAM has an overall confidence in Latin America and other emerging markets, which were able to recover from the Mexican devaluation in December 1994, regain their vigor, and end this reporting period with a strong showing.

              WHERE ARE THE GLOBAL MARKETS HEADED?

                Going forward, MSAM remains bullish on the outlook for
              international equities. It believes that the world's liquidity cycle is still very positive; major economies are either sluggish or slowing; inflation continues to decline; and the central banks will continue to ease interest rates.

                MSAM contends that while European economies are in a recovery mode, their growth patterns will be sluggish and erratic with far more dynamic opportunities outside of the region.

                In Japan, Alliance Capital believes that while there is
              substantial pressure for change, many obstacles remain. The key challenge for politicians is to develop support for "non-traditional" economic policies, including regulation and the use of public funds to resolve bad loans. In Asia, MSAM has growing confidence in the developed and developing countries and thinks they will outperform other markets with their persistent high growth rates and attractive valuations. Within the region, MSAM favors Hong Kong, stating that prospects of a soft economic landing in China combined with a turn in the real estate cycle bode well for the market.

                MSAM expects Brazil to continue to stabilize and attract foreign capital. Argentina, facing an almost dire situation, was able to reverse its downward spiral and lead the rally among Latin American countries by year-end, partly due to an improving political risk profile. In Mexico, MSAM believes assets will go through a long recovery process, but will begin to see economic stability over the next several quarters. The current high-yield rates on peso-denominated Treasury bills are very attractive over a 12-month horizon. However, MSAM predicts it will be a bumpy ride, as political turbulence will continue to plague both Mexican debt and equity markets.

                In Russia, MSAM recognizes the clear commitment by authorities to rectify the country's external debt situation, and forecasts a strong upward movement in Russian assets in both fixed income and equity sectors.

                                                           ---------------------

---------------------

                That's the news on the economy from our managers' perspective.
              For information on the individual Polaris portfolios, refer to page 85. Thank you for choosing Polaris as your retirement savings investment -- we look forward to serving you for years to come.

              Sincerely,

              ELI BROAD
              ---------------------
              Eli Broad
              Chairman and Chief Executive Officer
              Anchor National Life Insurance Company

              January 16, 1996

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CASH MANAGEMENT PORTFOLIO  INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                                                                                             PRINCIPAL
                    SHORT-TERM SECURITIES--102.2%                                             AMOUNT          VALUE
                    --------------------------------------------------------------------------------------------------
                    CERTIFICATE OF DEPOSIT--1.1%
                    Fuji Bank Ltd. 6.00% due 12/28/95....................................    $1,000,000    $1,000,091
                                                                                                           -----------
                    TOTAL CERTIFICATE OF DEPOSIT (cost $1,000,022).......................                   1,000,091
                                                                                                           -----------
                    CORPORATE SHORT-TERM NOTES--91.2%

                    Abbey National North America 5.71% due 1/05/96.......................    2,000,000      1,988,858
                    AT&T Corp. 5.70% due 1/10/96.........................................    2,000,000      1,986,986
                    Bass Finance (C.I.) Ltd. 5.70% due 12/12/95..........................    1,000,000        998,249
                    Bear Stearns & Co., Inc. 5.93% due 12/28/95(1).......................    2,500,000      2,500,000
                    Bear Stearns & Co., Inc. 6.14% due 11/30/96..........................    1,000,000      1,001,140
                    BHF Finance (DE), Inc. 5.68% due 12/05/95............................    3,000,000      2,998,047
                    BIL North America, Inc. 5.70% due 1/09/96............................    3,000,000..    2,980,935
                    Cemex S.A. 5.69% due 2/22/96.........................................    1,000,000        986,747
                    Chemical Banking Corp. 5.72% due 1/31/96.............................    2,000,000      1,980,229
                    Corporacion Andina de Formento 5.74% due 1/31/96.....................    4,000,000      3,961,009
                    Cosco Co., Ltd. 5.72% due 2/13/96....................................    2,000,000      1,976,500
                    Countrywide Funding Corp. 5.80% due 12/07/95.........................    1,000,000        999,033
                    CPC International, Inc. 5.71% due 1/12/96............................    2,500,000      2,483,170
                    Duracell, Inc. 5.84% due 12/13/95....................................    1,000,000        998,053
                    Equitable Life Assured Society of the U.S. 5.85% due 12/04/95........    2,592,000      2,590,736
                    Fayette Funding L.P. 5.73% due 2/14/96...............................    3,000,000      2,964,343
                    Ford Motor Credit Co. 9.85% due 5/03/96..............................    1,500,000      1,524,510
                    Golden Peanut Co. 5.65% due 2/21/96..................................    2,000,000      1,973,809
                    Goldman Sachs & Co. 5.98% due 2/15/96*...............................    1,000,000        987,851
                    Goldman Sachs Group L.P. 5.60% due 4/09/96...........................    1,000,000        978,687
                    Goldman Sachs Group L.P. 5.60% due 4/17/96...........................    1,000,000        979,913
                    Indosuez North American, Inc. 5.71% due 1/04/96......................    3,000,000      2,983,952
                    Iowa Student Loan Liquidity Corp. 5.77% due 12/07/95.................    3,084,000      3,081,034
                    JMG Funding L.P. 5.73% due 1/17/96...................................    2,000,000      1,984,762
                    Kaiser Foundation Hospitals 5.70% due 1/04/96........................    1,000,000        994,678
                    Liberty Mutual Capital 8.50% due 7/08/96.............................    2,000,000      2,033,625
                    Mayne Nickless Ltd. 5.75% due 2/07/96................................    2,000,000      1,978,073
                    Merrill Lynch & Co., Inc. 5.68% due 2/20/96..........................    1,000,000        984,803
                    Merrill Lynch & Co., Inc. 5.70% due 1/16/96..........................    2,000,000      1,985,113
                    Merrill Lynch & Co., Inc. 5.70% due 3/06/96..........................    1,000,000        987,062
                    Morgan J P & Co., Inc. 5.58% due 1/03/96.............................    3,000,000      2,984,505
                    Morgan Stanley Group, Inc. 5.75% due 1/30/96.........................    2,000,000      1,980,867
                    NBD Bank N.A., Indianapolis 6.40% due 4/25/96........................    2,000,000      2,004,240
                    October Corp. 5.85% due 12/21/95.....................................    2,000,000      1,993,500
                    PNC Bank N.A., Pittsburgh 5.75% due 12/14/95(1)......................    3,000,000      3,003,330
                    Quebec (Province of) 5.70% due 1/30/96...............................    3,000,000      2,970,974
                    Sanwa Business Credit Corp. 5.80% due 12/11/95.......................    3,000,000      2,995,167
                    Southland Corp. 5.70% due 3/05/96....................................    3,000,000      2,954,880
                    SRD Finance, Inc. 6.05% due 1/18/96..................................    2,000,000      1,984,374
                    TMI-1 Fuel Corp. 5.78% due 1/11/96...................................    2,000,000      1,986,834
                    World Savings & Loan Association 4.88% due 3/01/96...................    1,000,000        997,644
                                                                                                           -----------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost $82,705,217)..................                  82,708,222
                                                                                                           -----------

                                                           ---------------------

                                                                                             PRINCIPAL
                    SHORT-TERM SECURITIES (continued)                                         AMOUNT          VALUE
                    --------------------------------------------------------------------------------------------------
                    MUNICIPAL BONDS--4.4%
                    Illinois Student Assistance Commission 5.97% due 12/05/95(1).........    $2,000,000    $2,000,000
                    New Hampshire State Industrial Development Authority, Revenue 5.85%
                      due 2/13/96........................................................    2,000,000      2,000,000
                                                                                                           -----------
                    TOTAL MUNICIPAL BONDS (cost $4,000,000)..............................                   4,000,000
                                                                                                           -----------
                    TIME DEPOSIT--5.5%
                    Cayman Island Time Deposit with Mitsubishi Bank
                      5.88% due 12/01/95 (cost $5,000,000)...............................    5,000,000      5,000,000
                                                                                                           -----------
                    TOTAL SHORT-TERM SECURITIES (cost $92,705,239).......................                  92,708,313
                                                                                                           -----------

                    REPURCHASE AGREEMENT--1.1%
                    --------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT--1.1%
                    Joint Repurchase Agreement Account (Note 3)
                      (cost $973,000)....................................................      973,000        973,000
                                                                                                           -----------
                    TOTAL INVESTMENTS--
                      (cost $93,678,239)                             103.3%                                93,681,313
                    Liabilities in excess of other assets--           (3.3)                                (2,950,120)
                                                                     -----                                ------------
                    NET ASSETS--                                     100.0%                               $90,731,193
                                                                     =====                                ============


              -----------------------------

               *  Resale restricted to qualified institutional buyers

              (1) Variable rate security; maturity date reflects next reset date

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FIXED INCOME PORTFOLIO               INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                                                                                           PRINCIPAL
                    BONDS & NOTES--97.4%                                                    AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY--1.2%

                    Housing--1.2%
                    News America Holdings, Inc. 7.50% 2000...............................  $ 150,000     $  156,927
                    News America Holdings, Inc. 9.13% 1999...............................    175,000        192,806
                                                                                                         -----------
                                                                                                            349,733
                                                                                                         -----------
                    CONSUMER STAPLES--0.9%

                    Food, Beverage & Tobacco--0.9%
                    RJR Nabisco, Inc. 8.00% 2001.........................................     75,000         76,202
                    RJR Nabisco, Inc. 8.63% 2002.........................................    185,000        190,866
                                                                                                         -----------
                                                                                                            267,068
                                                                                                         -----------
                    ENERGY--3.3%

                    Energy Services--3.3%
                    Arkla, Inc. 9.20% 1997...............................................     65,000         68,089
                    Arkla, Inc. 9.88% 1997...............................................    315,000        328,725
                    National Power Corp. 7.63% 2000......................................     60,000         59,250
                    Oryx Energy Co. 9.30% 1996...........................................    200,000        201,782
                    Oryx Energy Co. 9.50% 1999...........................................    140,000        149,926
                    Tosco Corp. 7.00% 2000...............................................    175,000        173,250
                                                                                                         -----------
                                                                                                            981,022
                                                                                                         -----------
                    FINANCE--27.7%

                    Banks--10.3%
                    Auburn Hills Trust 12.00% 2020(2)....................................    140,000        213,802
                    Banco Nacional de Comercio Exterior SNC 11.25% 1996(1)(2)............    390,000        390,000
                    BankAmerica Corp. 7.75% 2002.........................................    100,000        107,761
                    BanPonce Financial Corp. 5.17% 1996..................................    175,000        173,966
                    Capital One Bank 7.48% 1996..........................................    575,000        575,857
                    Continental Bank NA 12.50% 2001......................................    300,000        384,204
                    Corporacion Andina de Fomento 7.25% 1998.............................    210,000        208,950
                    Corporacion Andina de Fomento 7.38% 2000.............................     70,000         71,059
                    First USA Bank 8.10% 1997............................................    250,000        255,800
                    Security Pacific Corp. 11.50% 2000...................................    275,000        336,889
                    Signet Banking Corp. 9.63% 1999......................................    300,000        330,054

                    Financial Services--17.4%

                    App International Finance Co. BV 10.25% 2000.........................     20,000         19,700
                    Case Equipment Loan Trust 7.30% 2002.................................    261,543        267,014
                    Chrysler Financial Corp. 5.98% 1997(1)...............................    100,000        100,111
                    Chrysler Financial Corp. 10.34% 2008(2)..............................    200,000        203,636
                    Countrywide Funding Corp. 7.73% 2001.................................     50,000         53,332
                    Countrywide Funding Corp. 8.43% 1999.................................    175,000        189,010
                    Discover Card Trust 7.20% 1998.......................................    208,333        208,398
                    Financiera Energet 6.63% 1996........................................    410,000        408,462
                    First USA, Inc. 5.05% 1995...........................................    200,000        199,854
                    Ford Capital BV 9.50% 2001...........................................    400,000        460,212
                    Ford Credit Auto Loan Master Trust 6.50% 2002........................    200,000        204,312
                    Ford Credit Grantor Trust 7.30% 1999.................................     73,206         74,418
                    General Motors Acceptance Corp. 6.30% 2099...........................    412,358        413,904
                    General Motors Acceptance Corp. 7.13% 2000...........................     90,000         93,565
                    General Motors Acceptance Corp. 7.50% 1997...........................     75,000         77,263
                    General Motors Acceptance Corp. 7.63% 1998...........................    175,000        181,484
                    Premier Auto Trust 4.75% 2000........................................    189,015        187,125

                                                           ---------------------

                                                                                           PRINCIPAL
                    BONDS & NOTES (continued)                                               AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------
                    FINANCE (continued)

                    Financial Services (continued)
                    Premier Auto Trust 4.90% 1998........................................  $ 105,880     $  105,019
                    Premier Auto Trust 7.90% 1999........................................    120,000        124,161
                    Resolution Funding Corp. zero coupon 2020............................    680,000        134,273
                    Resolution Funding Corp. zero coupon 2021............................    640,000        124,928
                    Sears Credit Account Master Trust 7.00% 2004.........................     80,000         83,225
                    Sears Credit Account Master Trust 8.10% 2004.........................    270,000        290,755
                    Standard Credit Card Master Trust 6.25% 1998.........................    260,000        261,056
                    Standard Credit Card Master Trust 7.85% 2002.........................    300,000        320,154
                    Standard Credit Card Master Trust 8.25% 2003.........................    310,000        342,451
                                                                                                         -----------
                                                                                                          8,176,164
                                                                                                         -----------
                    INDUSTRIAL & COMMERCIAL--1.7%

                    Aerospace & Military Technology--0.4%
                    British Aerospace PLC 7.55% 1997*....................................    100,000        101,711

                    Multi-Industry--1.3%
                    Tenneco, Inc. 10.00% 1998............................................    350,000        383,982
                                                                                                         -----------
                                                                                                            485,693
                                                                                                         -----------
                    INFORMATION & ENTERTAINMENT--3.8%

                    Broadcasting & Media--3.3%
                    Lenfest Communications, Inc. 8.38% 2005..............................    105,000        104,737
                    Tele-Communications, Inc. 7.00% 1997.................................    200,000        202,704
                    Tele-Communications, Inc. 9.65% 2003.................................    150,000        169,005
                    Time Warner, Inc. 7.45% 1998.........................................    290,000        297,233
                    Time Warner, Inc. 7.98% 2004.........................................    200,000        209,960

                    Leisure & Tourism--0.5%
                    Blockbuster Entertainment Corp. 6.63% 1998...........................    130,000        130,917
                                                                                                         -----------
                                                                                                          1,114,556
                                                                                                         -----------
                    INFORMATION TECHNOLOGY--3.2%

                    Communication Equipment--1.5%
                    Cablevision Industries Corp. 10.75% 2002.............................    420,000        454,650

                    Computers & Business Equipment--1.7%
                    Comdisco, Inc. 7.33% 1997............................................    200,000        203,028
                    Comdisco, Inc. 9.75% 1997............................................    275,000        286,148
                                                                                                         -----------
                                                                                                            943,826
                                                                                                         -----------
                    MATERIALS--0.2%

                    Forest Products--0.2%
                    PT Indah Kiat Pulp & Paper Corp. 8.88% 2000..........................     70,000         66,150
                                                                                                         -----------
                    NON-U.S. GOVERNMENT OBLIGATIONS--3.7%

                    Foreign Government--3.7%
                    Petroleo Brasileiro SA 8.75% 1996(1).................................    250,000        249,830
                    Quebec Province Canada 13.25% 2014...................................    290,000        367,865
                    Republic of Argentina Bote II 5.90% 1997(2)..........................    540,000        209,520
                    Republic of Columbia 9.25% 2000(1)...................................    250,000        252,060
                                                                                                         -----------
                                                                                                          1,079,275
                                                                                                         -----------
                    U.S. GOVERNMENT & AGENCIES--51.2%

                    U.S. Government & Agencies--51.2%
                    Federal Home Loan Bank 8.59% 2000....................................     70,000         70,218
                    Federal Home Loan Mortgage Corp. 6.83% 2002..........................    150,000        152,554
                    Federal Home Loan Mortgage Corp. 7.00% TBA...........................  2,250,000      2,250,697
                    Federal Home Loan Mortgage Corp. 7.50% TBA...........................  1,000,000      1,017,810
                    Federal Home Loan Mortgage Corp. 8.20% 1998..........................    110,000        113,180

---------------------
8

                                                                                           PRINCIPAL
                    BONDS & NOTES (continued)                                               AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT & AGENCIES (continued)

                    Federal National Mortgage Association 7.00% TBA......................  $1,000,000    $1,011,560
                    Federal National Mortgage Association 8.79% 2002.....................     60,000         60,300
                    Government National Mortgage Association 7.50% TBA...................  1,000,000      1,020,620
                    Government National Mortgage Association 8.00% TBA...................  2,000,000      2,069,360
                    Government National Mortgage Association 9.50% TBA...................  1,000,000      1,070,000
                    United States Treasury Bonds 8.00% 2021..............................    165,000        201,429
                    United States Treasury Bonds 8.75% 2020..............................    440,000        576,057
                    United States Treasury Bonds 11.13% 2003@............................     60,000         79,828
                    United States Treasury Bonds 13.75% 2004.............................    720,000      1,107,000
                    United States Treasury Bonds Strip zero coupon 2020@.................  1,220,000        251,198
                    United States Treasury Bonds Strip zero coupon 2004@.................  3,310,000      1,966,372
                    United States Treasury Notes 7.25% 2004..............................    150,000        164,859
                    United States Treasury Notes 7.38% 1997..............................    800,000        828,752
                    United States Treasury Notes 7.50% 1999..............................    820,000        876,244
                    United States Treasury Notes 7.75% 2000..............................    190,000        205,379
                                                                                                        -----------
                                                                                                         15,093,417
                                                                                                        -----------
                    UTILITIES--0.5%

                    Electric Utilities--0.5%
                    Central Maine Power Co. 7.45% 1999...................................    155,000        161,423
                                                                                                        -----------
                    TOTAL INVESTMENT SECURITIES (cost $28,206,756).......................                28,718,327
                                                                                                        -----------

                    SHORT-TERM SECURITIES--0.6%
                    ------------------------------------------------------------------------------------------------
                    FOREIGN SHORT-TERM NOTES--0.6%
                    Petroleo Brasileiro 8.38% due 12/15/95...............................    120,000        119,622
                    Republic of Argentina 9.50% due 12/04/95.............................     70,000         70,000
                                                                                                        -----------
                    TOTAL SHORT-TERM SECURITIES (cost $189,622)..........................                   189,622
                                                                                                        -----------

                    REPURCHASE AGREEMENTS--27.9%
                    ------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENTS--27.9%
                    Agreement with Morgan Stanley Group, Inc., bearing interest of 5.87%
                      dated 11/30/95, to be repurchased 12/01/95 in the amount of
                      $5,000,815 and collateralized by $3,610,000 U.S. Treasury Bonds
                      13.375% due 8/15/01................................................  5,000,000      5,000,000
                    Agreement with State Street Bank & Trust Co., bearing interest of
                      5.75% dated 11/30/95, to be repurchased 12/01/95 in the amount of
                      $3,212,513 and collateralized by $2,950,000 U.S. Treasury Notes
                      7.75% due 12/31/99@................................................  3,212,000      3,212,000
                                                                                                        -----------
                    TOTAL REPURCHASE AGREEMENTS (cost $8,212,000)........................                 8,212,000
                                                                                                        -----------
                    TOTAL INVESTMENTS--
                      (cost $36,608,378)                             125.9%                              37,119,949
                    Liabilities in excess of other assets--          (25.9)                              (7,645,429)
                                                                     -----                              -----------
                    NET ASSETS--                                     100.0%                             $29,474,520
                                                                     =====                              ===========

              -----------------------------

              *   Resale restricted to qualified institutional buyers

              (1) Fair valued security; see Note 2

              (2) Variable rate security; rate as of November 30, 1995

              TBA-- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement.

                                                           ---------------------

              @ The security or a portion thereof represents collateral for the following open futures contracts:

                    OPEN FUTURES CONTRACTS
                                                                                                                  UNREALIZED
                    NUMBER OF                                            EXPIRATION          VALUE AS OF        APPRECIATION/
                    CONTRACTS                DESCRIPTION                    DATE          NOVEMBER 30, 1995     (DEPRECIATION)
                    ---------                -----------                 ----------       -----------------     --------------
                      2 Long    90 Day Euro Dollar...................  December 1995          $ 471,300           $      584
                      1 Long    90 Day Euro Dollar...................  March 1996               236,700                1,417
                      1 Long    90 Day Euro Dollar...................  June 1996                236,975                2,093
                      1 Long    90 Day Euro Dollar...................  September 1996           236,950                2,417
                      1 Long    90 Day Euro Dollar...................  December 1996            236,700                2,618
                      1 Long    90 Day Euro Dollar...................  March 1997               236,650                2,643
                     17 Long    U.S. Long Bond.......................  December 1995          2,029,906               31,739
                      8 Long    U.S. 5 Year Note.....................  March 1996               877,000                3,189
                     8 Short    U.S. 10 Year Note....................  March 1996               907,000               (6,811)
                                                                                                                  ----------
                                Net Unrealized Appreciation................................................       $   39,889
                                                                                                                  ==========

              See Notes to Financial Statements

---------------------
10

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL BOND PORTFOLIO             INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                                                                                                PRINCIPAL
                                                                                                 AMOUNT
                                                                                             (DENOMINATED IN
                    FOREIGN BONDS & NOTES--61.9%                                             LOCAL CURRENCY)          VALUE
                    ------------------------------------------------------------------------------------------------------------
                    BELGIUM--2.8%
                    Kingdom of Belgium 6.50% 2005........................................       50,000,000         $ 1,650,690
                                                                                                                 ---------------
                    CANADA--7.0%
                    Government of Canada 7.50% 2000......................................        5,500,000           4,178,138
                                                                                                                 ---------------
                    DENMARK--7.6%
                    Kingdom of Denmark 8.00% 2006........................................       16,000,000           2,968,654
                    Kingdom of Denmark 9.00% 2000........................................        8,000,000           1,576,865
                                                                                                                 ---------------
                                                                                                                     4,545,519
                                                                                                                 ---------------
                    FRANCE--12.5%
                    Government of France 7.00% 1999......................................       15,000,000           3,104,298
                    Government of France 8.25% 2004......................................       10,000,000           2,184,150
                    Government of France 8.50% 2000......................................       10,000,000           2,179,541
                                                                                                                 ---------------
                                                                                                                     7,467,989
                                                                                                                 ---------------
                    GERMANY--9.9%
                    Republic of Germany 7.13% 2002.......................................        5,500,000           4,072,807
                    Republic of Germany 7.38% 2005.......................................        2,500,000           1,862,338
                                                                                                                 ---------------
                                                                                                                     5,935,145
                                                                                                                 ---------------
                    JAPAN--4.1%
                    International Bank for Reconstruction & Development 6.75% 2001.......      150,000,000           1,839,066
                    Japan Development Bank 6.50% 2001....................................       50,000,000             609,644
                                                                                                                 ---------------
                                                                                                                     2,448,710
                                                                                                                 ---------------
                    NEW ZEALAND--5.3%
                    Government of New Zealand 6.50% 2000.................................        5,000,000           3,185,676
                                                                                                                 ---------------
                    SPAIN--4.7%
                    Government of Spain 10.00% 2005......................................      350,000,000           2,807,269
                                                                                                                 ---------------
                    SWEDEN--4.4%
                    Kingdom of Sweden 10.25% 2003........................................       16,000,000           2,653,943
                                                                                                                 ---------------
                    UNITED KINGDOM--3.6%
                    United Kingdom Treasury 8.50% 2005...................................          500,000             815,456
                    United Kingdom Treasury 9.00% 2000...................................          800,000           1,318,126
                                                                                                                 ---------------
                                                                                                                     2,133,582
                                                                                                                 ---------------
                    TOTAL FOREIGN BONDS & NOTES (cost $36,895,021).......................                           37,006,661
                                                                                                                 ---------------

                                                           ---------------------
                                                                            11

                                                                                                PRINCIPAL
                    U.S. GOVERNMENT AND AGENCIES--25.4%                                          AMOUNT               VALUE
                    ------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT--25.4%
                    United States Treasury Notes 6.13% 2000..............................      $ 4,000,000         $ 4,093,760
                    United States Treasury Notes 6.25% 2000..............................        2,000,000           2,055,940
                    United States Treasury Notes 6.25% 2003..............................        1,250,000           1,291,213
                    United States Treasury Notes 6.50% 2005..............................        1,000,000           1,052,340
                    United States Treasury Notes 6.88% 1999..............................        1,500,000           1,566,795
                    United States Treasury Notes 7.88% 2004..............................        4,500,000           5,146,875
                                                                                                                 ---------------
                    TOTAL U.S. GOVERNMENT AND AGENCIES (cost $14,402,477)................                           15,206,923
                                                                                                                 ---------------
                    TOTAL INVESTMENT SECURITIES (cost $51,297,498).......................                           52,213,584
                                                                                                                 ---------------


                    SHORT-TERM SECURITIES--13.9%
                    ------------------------------------------------------------------------------------------------------------
                    TIME DEPOSIT--13.9%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      5.69% due 12/01/95 (cost $8,281,000)...............................        8,281,000           8,281,000
                                                                                                                 ---------------
                    TOTAL INVESTMENTS--
                      (cost $59,578,498)                               101.2%                                       60,494,584
                    Liabilities in excess of other assets--             (1.2)                                         (735,540)
                                                                       -----                                     ---------------
                    NET ASSETS--                                       100.0%                                      $59,759,044
                                                                       =====                                     ===============

                    OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                    ----------------------------------------------------------------------
                                                                                  GROSS
                         CONTRACT                   IN             DELIVERY     UNREALIZED
                        TO DELIVER             EXCHANGE FOR          DATE       APPRECIATION
                    ----------------------------------------------------------------------
                     BEF     47,612,500     USD      1,670,614      02/29/96    $  61,513
                     CAD      5,648,199     USD      4,196,877      02/05/96       39,409
                    *CAD      3,622,085     USD      2,690,000      07/18/96       23,762
                    *DEM        410,000     USD        286,393      12/18/95        2,653
                     DEM        235,192     USD        164,286      12/18/95        1,522
                     DEM      3,524,199     USD      2,509,720      01/24/96       66,132
                     DEM      2,813,944     USD      1,994,588      01/24/96       43,472
                     DEM      2,181,899     USD      1,544,161      01/24/96       31,288
                     DEM        439,532     USD        314,603      01/24/96        9,843
                     DEM      4,166,640     USD      2,910,000      03/04/96       15,362
                    *DEM      4,570,000     FRF     16,111,992      01/31/96       68,746
                    *DEM      3,520,764     USD      2,459,321      12/18/95       24,996
                     DKK      5,417,250     USD        982,989      02/06/96       14,677
                     DKK      3,290,700     USD        606,357      02/06/96       18,158
                     DKK     17,230,222     USD      3,151,678      02/06/96       71,846
                     ESP    359,461,083     USD      2,943,447      02/27/96       52,638
                     FRF     38,645,000     USD      7,843,993      02/29/96      107,256
                     GBP      1,418,656     USD      2,193,951      12/11/95       22,581
                    *GBP          6,651     USD         10,288      12/11/95          104
                    *GBP      1,245,941     USD      1,926,848      12/11/95       19,406
                    *GBP      1,575,151     USD      2,435,971      12/11/95       24,533
                     JPY      6,728,231     USD         66,562      12/18/95          253
                     JPY    253,179,241     USD      2,519,196      12/18/95       24,035
                     JPY    238,248,062     USD      2,401,186      01/17/96       42,356
                    *JPY    271,285,433     USD      2,683,802      12/18/95       17,606
                    *JPY    171,663,221     USD      1,730,110      01/17/96       43,002
                    *JPY    168,692,852     USD      1,700,173      01/17/96       42,258
                    *USD      2,620,332     CAD      3,622,085      07/18/96       45,906
                                                                                ----------
                                                                                  935,313
                                                                                ----------

---------------------

                    OPEN FORWARD FOREIGN CURRENCY CONTRACTS (continued)
                    ----------------------------------------------------------------------
                                                                                  GROSS
                         CONTRACT                   IN             DELIVERY     UNREALIZED
                        TO DELIVER             EXCHANGE FOR          DATE       DEPRECIATION
                    ----------------------------------------------------------------------
                     BEF     79,681,869     DEM      3,862,801      09/09/96    $  (6,713)
                    *FRF     16,111,992     DEM      4,610,144      01/31/96      (40,989)
                    *JPY     29,663,500     DEM        410,000      12/18/95       (8,603)
                    *NZD      3,643,014     USD      2,351,930      12/12/95      (26,483)
                     SEK     17,893,529     USD      2,706,138      02/07/96       (7,983)
                    *USD         10,489     GBP          6,651      12/11/95         (306)
                    *USD      1,961,112     GBP      1,245,941      12/11/95      (53,669)
                    *USD      2,434,868     GBP      1,575,151      12/11/95      (23,431)
                    *USD      2,387,048     NZD      3,643,014      12/12/95       (8,636)
                    *USD      2,698,552     JPY    271,285,433      12/18/95      (32,356)
                    *USD      2,493,000     DEM      3,520,764      12/18/95      (58,675)
                    *USD      1,723,128     JPY    171,663,221      01/17/96      (36,021)
                    *USD      1,683,477     JPY    168,692,852      01/17/96      (25,562)
                                                                                ----------
                                                                                 (329,427)
                                                                                ----------
                               Net Unrealized Appreciation..................    $ 605,886
                                                                                ==========

              -----------------------------

              * Represents open forward foreign currency contracts and
                offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

                  BEF--Belgian Franc      ESP--Spanish Peseta    NZD--New Zealand Dollar
                  CAD--Canadian Dollar    FRF--French Franc      SEK--Swedish Krona
                  DEM--Deutsche Mark      GBP--Pound Sterling    USD--United States
                  DKK--Danish Kroner      JPY--Japanese Yen      Dollar


              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    HIGH-YIELD BOND PORTFOLIO            INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                                                                                           PRINCIPAL
                    BONDS & NOTES--93.1%                                                    AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--4.9%

                    Retail--4.9%
                    County Seat Stores, Inc. 12.00% 2002.................................  $1,000,000    $   900,000
                    Hills Stores Co. 10.25% 2003.........................................   1,000,000        910,000
                    Thrifty PayLess Holdings, Inc. 12.25% 2004...........................   1,000,000      1,067,500
                    Thrifty PayLess Holdings, Inc. 12.25% 2004(1)........................   1,000,000      1,135,000
                                                                                                         -----------
                                                                                                           4,012,500
                                                                                                         -----------
                    CONSUMER STAPLES--8.6%

                    Food Retail--3.8%
                    Kash 'N Karry Food Stores, Inc. 11.50% 2003(2).......................   2,135,400      2,167,431
                    Ralph's Supermarkets, Inc. 11.00% 2005...............................   1,000,000        960,000

                    Food, Beverage & Tobacco--1.1%
                    Specialty Foods Corp. 11.13% 2002....................................   1,000,000        945,000

                    Household Products--3.7%
                    Herff Jones, Inc. 11.00% 2005*.......................................   2,000,000      2,100,000
                    Samsonite Corp. 11.13% 2005..........................................   1,000,000        940,000
                                                                                                         -----------
                                                                                                           7,112,431
                                                                                                         -----------
                    ENERGY--0.5%

                    Energy Services--0.5%
                    DeepTech International, Inc. 12.00% 2000.............................     500,000        437,500
                                                                                                         -----------
                    FINANCE--2.0%

                    Financial Services--0.7%
                    Olympic Financial Ltd. 13.00% 2000...................................     500,000        540,000

                    Insurance--1.3%
                    Terra Nova Insurance United Kingdom Holdings PLC 10.75% 2005.........   1,000,000      1,080,000
                                                                                                         -----------
                                                                                                           1,620,000
                                                                                                         -----------
                    HEALTHCARE--17.4%

                    Health Services--12.9%
                    Abbey Healthcare Group, Inc. 9.50% 2002..............................   2,000,000      2,120,000
                    OrNda Healthcorp 12.25% 2002.........................................   2,000,000      2,190,000
                    Quorum Health Group, Inc. 8.75% 2005.................................   2,000,000      2,015,000
                    Tenet Healthcare Corp. 8.63% 2003....................................   2,000,000      2,065,000
                    Tenet Healthcare Corp. 10.13% 2005...................................   2,000,000      2,170,000

                    Medical Products--4.5%
                    Amerisource Distribution Corp. 11.25% 2005...........................   1,028,125      1,115,516
                    Dade International, Inc. 13.00% 2005.................................     500,000        553,750
                    Ivac Corp. 9.25% 2002................................................   2,000,000      2,035,000
                                                                                                         -----------
                                                                                                          14,264,266
                                                                                                         -----------
                    INDUSTRIAL & COMMERCIAL--6.0%

                    Business Services--2.7%
                    Katz Corp. 12.75% 2002...............................................   1,000,000      1,107,500
                    United Stationers Supply Co. 12.75% 2005.............................   1,000,000      1,080,000

                    Multi-Industry--2.3%
                    International Semi-Tech Microelectronic, Inc. zero coupon 2003(3)....   2,000,000      1,030,000
                    J.B. Poindexter & Co. 12.50% 2004(4).................................   1,000,000        850,000

---------------------

                                                                                           PRINCIPAL
                    BONDS & NOTES (continued)                                               AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)

                    Transportation--1.0%
                    USAir, Inc. 10.00% 2003..............................................  $1,000,000    $   846,250
                                                                                                         -----------
                                                                                                           4,913,750
                                                                                                         -----------
                    INFORMATION & ENTERTAINMENT--28.6%

                    Broadcasting & Media--18.5%
                    Argyle Television, Inc. 9.75% 2005...................................   1,000,000        986,250
                    Bell Cablemedia PLC zero coupon 2005*(3).............................   2,000,000      1,210,000
                    Century Communications Corp. 11.88% 2003.............................   2,000,000      2,140,000
                    Comcast UK Cable Partners Ltd. zero coupon 2007(3)...................   1,000,000        570,000
                    International CableTel, Inc. zero coupon 2005(3).....................   1,000,000        610,000
                    Lenfest Communications, Inc. 8.38% 2005..............................   1,500,000      1,496,250
                    NWCG Holding Corp. zero coupon 1999..................................   3,000,000      2,006,250
                    Simmons Cable Co. 15.75% 1996(4).....................................   2,000,000      1,047,500
                    Sinclair Broadcast Group, Inc. 10.00% 2005...........................   2,000,000      2,045,000
                    Telewest PLC zero coupon 2007(3).....................................   1,875,000      1,087,500
                    United International Holdings, Inc. zero coupon 1999.................   1,750,000      1,025,937
                    Videotron Holdings PLC zero coupon 2005(3)...........................   1,700,000      1,003,000

                    Leisure & Tourism--10.1%
                    Bally's Park Place Funding, Inc. 9.25% 2004..........................   1,000,000        997,500
                    Grand Casino, Inc. 10.13% 2003.......................................   1,500,000      1,533,750
                    Hammons John Q Hotels LP 9.75% 2005*.................................   1,000,000      1,003,750
                    HMH Properties, Inc. 9.50% 2005......................................   2,000,000      2,015,000
                    Players International, Inc. 10.88% 2005..............................   1,000,000        950,000
                    Santa Fe Hotel, Inc. 11.00% 2000.....................................     907,000        634,900
                    Showboat, Inc. 13.00% 2009...........................................   1,000,000      1,110,000
                                                                                                         -----------
                                                                                                          23,472,587
                                                                                                         -----------
                    INFORMATION TECHNOLOGY--11.8%

                    Telecommunications--11.8%
                    Cellular Communications International, Inc. zero coupon 2000(1)......   2,000,000      1,165,000
                    Comcast Cellular Corp. zero coupon 2000..............................   1,500,000      1,147,500
                    Echostar Communications Corp. zero coupon 2004(1)(3).................   1,000,000        690,000
                    In Flight Phone Corp. zero coupon 2002*(3)...........................   1,000,000        350,000
                    Mobile Telecommunication Technologies Corp. 13.50% 2002..............   1,000,000      1,137,500
                    Mobilemedia Corp. 9.38% 2007.........................................   1,000,000      1,007,500
                    Paging Network, Inc. 11.75% 2002.....................................   1,000,000      1,102,500
                    PanAmSat, L.P. zero coupon 2003(3)...................................   2,500,000      2,012,500
                    Pricecellular Wireless Corp. zero coupon 2003(3).....................   1,500,000      1,117,500
                                                                                                         -----------
                                                                                                           9,730,000
                                                                                                         -----------
                    MATERIALS--13.3%

                    Chemicals--10.7%
                    Acetex Corp. 9.75% 2003*.............................................   1,000,000      1,023,750
                    Agriculture Minerals & Chemicals 10.75% 2003.........................   1,000,000      1,090,000
                    Arcadian Partners L.P. 10.75% 2005...................................   1,000,000      1,095,000
                    G I Holdings, Inc. zero coupon 1998..................................   2,000,000      1,520,000
                    LaRoche Industries, Inc. 13.00% 2004.................................   2,000,000      2,120,000
                    OSI Specialties Holdings Co. zero coupon 2004(3).....................   1,000,000        875,260
                    Terra Industries 10.50% 2005.........................................   1,000,000      1,090,000

                    Forest Products--1.3%
                    Stone Container Corp. 11.88% 1998....................................   1,000,000      1,055,000

                                                           ---------------------

                                                                                          PRINCIPAL
                    BONDS & NOTES (continued)                                              AMOUNT          VALUE
                    -----------------------------------------------------------------------------------------------
                    MATERIALS (continued)

                    Metals & Minerals--1.3%
                    Renco Metals, Inc. 12.00% 2000....................................... $1,000,000    $ 1,080,000
                                                                                                        -----------
                                                                                                         10,949,010
                                                                                                        -----------
                    TOTAL BONDS & NOTES (cost $75,802,446)...............................                76,512,044
                                                                                                        -----------

                    COMMON STOCK--0.0%                                                     SHARES
                    -----------------------------------------------------------------------------------------------
                    CONSUMER STAPLES--0.0%

                    Food Retail--0.0%
                    Smitty's Supermarkets, Inc. .........................................        500          3,250
                                                                                                        -----------
                    INFORMATION & ENTERTAINMENT--0.0%

                    Leisure & Tourism--0.0%
                    Capital Gaming International, Inc. ..................................     40,000          2,500
                                                                                                        -----------
                    TOTAL COMMON STOCK (cost $156,260)...................................                     5,750
                                                                                                        -----------

                    PREFERRED STOCK--1.3%
                    -----------------------------------------------------------------------------------------------
                    MATERIALS--1.3%

                    Forest Products--1.3%
                    SDW Holdings Corp.(1)(4) (cost $1,000,554)...........................      3,700      1,073,000
                                                                                                        -----------

                    WARRANTS--0.1%+
                    -----------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--0.0%

                    Housing--0.0%
                    NVR, Inc. ...........................................................      6,857         14,571
                                                                                                        -----------
                    CONSUMER STAPLES--0.0%

                    Household Products--0.0%
                    Chattem, Inc.*.......................................................      1,000          2,875
                                                                                                        -----------
                    INFORMATION & ENTERTAINMENT--0.1%

                    Broadcasting & Media--0.0%
                    United International Holdings, Inc. .................................      1,750          4,200
                    Leisure & Tourism--0.1%
                    Casino Magic Finance Corp. ..........................................      6,000          2,775
                    Fitzgerald Gaming Corp.(4)...........................................      2,000         20,000
                                                                                                        -----------
                                                                                                             26,975
                                                                                                        -----------

---------------------
16

                    WARRANTS (continued)                                                     SHARES         VALUE
                    -----------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY--0.0%

                    Telecommunications--0.0%
                    In Flight Phone Corp.................................................      1,000    $         0
                                                                                                        -----------
                    TOTAL WARRANTS (cost $10,558)........................................                    44,421
                                                                                                        -----------
                    TOTAL INVESTMENT SECURITIES (cost $76,969,818).......................                77,635,215
                                                                                                        -----------
                    TOTAL INVESTMENTS--
                      (cost $76,969,818)                                             94.5%               77,635,215
                    Other assets less liabilities--                                   5.5                 4,538,452
                                                                                    -----               -----------
                    NET ASSETS--                                                    100.0%              $82,173,667
                                                                                    =====               ===========



              -----------------------------

              +   Non-income producing securities

              *   Resale restricted to qualified institutional buyers

              (1) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants

              (2) PIK ("Payment-in-Kind") payment made with additional
                  securities in lieu of cash

              (3) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

              (4) Fair valued security; see Note 2

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    WORLDWIDE HIGH INCOME
    PORTFOLIO I                          INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                                                                                           PRINCIPAL
                    BONDS & NOTES--96.1%                                                    AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--8.4%

                    Apparel & Textiles--2.3%
                    Westpoint Stevens, Inc. 9.38% 2005................................... $  500,000     $  502,500

                    Housing--6.1%
                    Companhia Brasileira de Petroleo Ipiranga 12.50% 1997*(5)............    500,000        492,500
                    Minas Gerais 8.25% 2000..............................................  1,000,000        817,500
                                                                                                         ----------
                                                                                                          1,812,500
                                                                                                         ----------
                    CONSUMER STAPLES--13.5%

                    Food, Beverage & Tobacco--13.5%
                    Empresas La Moderna 10.25% 1997......................................  1,000,000        961,875
                    Fomento Economico Mexicano 9.50% 1997................................  1,000,000        972,500
                    Grupo Embatellador de Mexico 10.75% 1997.............................  1,000,000        977,500
                                                                                                         ----------
                                                                                                          2,911,875
                                                                                                         ----------
                    FINANCE--9.4%

                    Banks--9.4%
                    Banamex Pagare 14.52% 1997........................................MXN  6,446,250        433,828
                    Banco De Galicia Y Buenos Aires 9.00% 2003...........................  1,500,000      1,239,375
                    Central Bank of Nigeria 6.25% 2020...................................    750,000        352,500
                                                                                                         ----------
                                                                                                          2,025,703
                                                                                                         ----------
                    INDUSTRIAL & COMMERCIAL--9.2%

                    Business Services--2.3%
                    Norcal Waste Systems, Inc. 12.50% 2005*(2)...........................    500,000        500,000

                    Multi-Industry--4.0%
                    Iochpe Maxion SA 12.38% 2002.........................................    500,000        430,000
                    Iochpe Maxion SA 12.38% 2002*(5).....................................    500,000        430,000

                    Transportation--2.9%
                    Southland Corp. 5.00% 2003...........................................    750,000        624,375
                                                                                                         ----------
                                                                                                          1,984,375
                                                                                                         ----------
                    INFORMATION & ENTERTAINMENT--5.8%

                    Broadcasting & Media--3.4%
                    Continental Cablevision, Inc. 9.50% 2013.............................    200,000        210,500
                    Marvel Parent Holdings, Inc. zero coupon 1998........................    300,000        210,000
                    Viacom, Inc. 8.00% 2006..............................................    300,000        301,500

                    Leisure & Tourism--2.4%
                    Six Flags Theme Parks, Inc. zero coupon 2005*(1).....................    675,000        524,813
                                                                                                         ----------
                                                                                                          1,246,813
                                                                                                         ----------
                    INFORMATION TECHNOLOGY--7.4%

                    Telecommunications--7.4%
                    Telecom Argentina 12.00% 2002*(5)....................................    800,000        825,000
                    Tolmex SA de CV 8.38% 2003...........................................  1,000,000        758,750
                                                                                                         ----------
                                                                                                          1,583,750
                                                                                                         ----------

---------------------
  18

                                                                                           PRINCIPAL
                    BONDS & NOTES (continued)                                               AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------
                    MATERIALS--17.5%

                    Chemicals--5.4%
                    Petroleos Mexicanos 8.63% 2023*......................................  $1,000,000    $  703,750
                    Plastic Specialty & Technology, Inc. 11.25% 2003.....................    500,000        452,500

                    Forest Products--3.4%
                    Owens Illinois, Inc. 9.75% 2004......................................    500,000        520,000
                    Stone Container Corp. 10.75% 2002....................................    200,000        205,250

                    Metals & Minerals--8.7%
                    Algoma Steel, Inc. 12.38% 2005.......................................    500,000        438,750
                    Hylsa SA de Cv 11.00% 1998...........................................  1,000,000        965,000
                    Sheffield Steel Corp. 12.00% 2001(3).................................    500,000        470,000
                                                                                                         -----------
                                                                                                          3,755,250
                                                                                                         -----------
                    NON-U.S. GOVERNMENT OBLIGATIONS--11.9%

                    Foreign Government--11.9%
                    Federal Republic of Brazil 8.00% 2014(4).............................    265,302        140,278
                    Federal Republic of Brazil 6.81% 2006(2).............................    250,000        164,843
                    Republic of Bulgaria 6.75% 2024(2)...................................    750,000        379,688
                    Republic of Ecuador 6.81% 2015(4)....................................  1,021,486        334,537
                    Republic of Ecuador 6.81% 2025(2)....................................  1,400,000        682,500
                    Republic of Poland 3.75% 2014........................................  1,350,000        867,375
                                                                                                         -----------
                                                                                                          2,569,221
                                                                                                         -----------
                    UTILITIES--13.0%

                    Electric Utilities--0.7%
                    Columbia Gas Systems, Inc. 6.39% 2000................................     23,000         23,151
                    Columbia Gas Systems, Inc. 6.61% 2002................................     20,000         20,181
                    Columbia Gas Systems, Inc. 6.80% 2005................................     20,000         20,214
                    Columbia Gas Systems, Inc. 7.05% 2007................................     20,000         19,935
                    Columbia Gas Systems, Inc. 7.32% 2010................................     20,000         20,053
                    Columbia Gas Systems, Inc. 7.42% 2015................................     20,000         19,875
                    Columbia Gas Systems, Inc. 7.62% 2025................................     20,000         19,850

                    Gas & Pipeline Utilities--12.3%
                    Bridas Corp. 12.50% 1999.............................................  1,500,000      1,452,187
                    Metrogas SA 12.00% 2002*.............................................    300,000        294,000
                    Transportadora de Gas Del Sur 7.75% 1998.............................  1,000,000        912,500
                                                                                                         -----------
                                                                                                          2,801,946
                                                                                                         -----------
                    TOTAL BONDS & NOTES (cost $20,307,397)...............................                20,691,433
                                                                                                         -----------

                    COMMON STOCK--0.1%                                                       SHARES
                    ------------------------------------------------------------------------------------------------
                    UTILITIES--0.1%

                    Electric Utilities--0.1%
                    Columbia Gas Systems, Inc. (cost $8,775).............................        351         14,215
                                                                                                         -----------
                    PREFERRED STOCK--0.1%
                    ------------------------------------------------------------------------------------------------
                    UTILITIES--0.1%

                    Electric Utilities--0.1%
                    Columbia Gas Systems, Inc. (cost $14,325)............................        573         14,039
                                                                                                         -----------

                                                           ---------------------

                    WARRANTS--0.0%+                                                        SHARES          VALUE
                    ------------------------------------------------------------------------------------------------
                    FINANCE--0.0%

                    Banks--0.0%
                    Central Bank of Nigeria (cost $0)....................................        750     $        0
                                                                                                         -----------
                    TOTAL INVESTMENT SECURITIES (cost $20,330,497).......................                20,719,687
                                                                                                         -----------

                                                                                           PRINCIPAL
                    REPURCHASE AGREEMENT--6.7%                                              AMOUNT
                    ------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT--6.7%

                    Agreement with State Street Bank & Trust Co., bearing interest of
                      4.50% dated 11/30/95, to be repurchased 12/01/95 in the amount of
                      $1,434,179 and collateralized by $1,013,000 U.S. Treasury Bonds
                      12.00% due 5/15/05 (cost $1,434,000)...............................  $1,434,000     1,434,000
                                                                                                         -----------
                    TOTAL INVESTMENTS--
                        (cost $21,764,497)                                         103.0%                22,153,687
                    Liabilities in excess of other assets--                         (3.0)                  (638,607)
                                                                                   -----                -----------
                    NET ASSETS--                                                   100.0%               $21,515,080
                                                                                   =====               =============


              -----------------------------

              +   Non-income producing securities

              *   Resale restricted to qualified institutional buyers

              (1) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

              (2) Variable rate security; rate as of November 30, 1995

              (3) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants

              (4) A portion of the coupon interest is received in cash and a portion is capitalized in the principal of the security

              (5) Fair valued security; see Note 2

              MXN Mexican Peso

              Allocation of net assets by country as of November 30, 1995:

                        Mexico                    31.0%
                        United States             30.7
                        Argentina                 17.7
                        Brazil                    11.5
                        Ecuador                    4.7
                        Poland                     4.0
                        Bulgaria                   1.8
                        Nigeria                    1.6

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    BALANCED/PHOENIX INVESTMENT
    COUNSEL PORTFOLIO                   INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                    COMMON STOCK--50.2%                                                      SHARES          VALUE
                    ------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--2.2%

                    Retail--2.2%
                    General Nutrition Cos., Inc.+........................................     10,000     $  221,250
                    Nine West Group, Inc. ...............................................      3,000        133,125
                    Office Depot, Inc.+..................................................      7,500        183,750
                    Staples, Inc.+.......................................................      7,000        178,500
                                                                                                         -----------
                                                                                                            716,625
                                                                                                         -----------
                    CONSUMER STAPLES--3.4%

                    Food, Beverage & Tobacco--2.2%
                    Nabisco Holdings Corp. ..............................................      7,000        197,750
                    Northland Cranberries, Inc. .........................................     12,500        237,500
                    Philip Morris Cos., Inc. ............................................      3,300        289,575

                    Household Products--1.2%
                    Estee Lauder Cos., Inc. .............................................      1,000         36,375
                    Gillette Co. ........................................................      2,000        103,750
                    Newell Co. ..........................................................      2,500         65,938
                    Procter & Gamble Co. ................................................      2,000        172,750
                                                                                                         -----------
                                                                                                          1,103,638
                                                                                                         -----------
                    ENERGY--3.9%

                    Energy Services--3.2%
                    British Petroleum PLC ADR............................................      1,500        143,438
                    ENSCO International, Inc. ...........................................     10,000        168,750
                    Halliburton Co. .....................................................      3,500        151,813
                    Mobil Corp. .........................................................      1,500        156,562
                    Sonat Offshore Drilling, Inc. .......................................      5,000        172,500
                    Western Atlas, Inc.+.................................................      5,000        239,375

                    Energy Sources--0.7%
                    Fluor Corp. .........................................................      3,500        227,500
                                                                                                         -----------
                                                                                                          1,259,938
                                                                                                         -----------
                    FINANCE--7.2%

                    Banks--1.0%
                    Amsouth Bancorp. ....................................................      2,200         87,175
                    Chase Manhattan Corp. ...............................................      4,000        243,500

                    Financial Services--2.9%
                    American Express Co. ................................................      4,000        170,000
                    Donaldson Lufkin & Jenrette, Inc. ...................................      2,000         66,500
                    Equifax, Inc. .......................................................      2,800        117,250
                    Federal National Mortgage Association................................        500         54,750
                    First Data Corp. ....................................................      2,500        177,500
                    Great Western Financial Corp. .......................................      6,500        165,750
                    Travelers Group, Inc. ...............................................      3,000        178,500

                    Insurance--3.3%
                    Allstate Corp. ......................................................      3,500        143,500
                    Cigna Corp. .........................................................      2,500        275,000
                    ITT Corp. ...........................................................      2,000        245,250

                                                           ---------------------

                    COMMON STOCK (continued)                                                SHARES          VALUE
                    ------------------------------------------------------------------------------------------------
                    FINANCE (continued)

                    Insurance (continued)
                    MGIC Investment Corp. ...............................................      3,500     $  194,687
                    Prudential Reinsurance Holdings, Inc. ...............................     10,000        208,750
                                                                                                         -----------
                                                                                                          2,328,112
                                                                                                         -----------
                    HEALTHCARE--5.6%

                    Drugs--2.9%
                    American Home Products Corp. ........................................      1,500        136,875
                    Amgen, Inc.+.........................................................      2,500        124,063
                    Biogen, Inc.+........................................................      2,500        136,250
                    Manor Care, Inc. ....................................................      6,000        195,750
                    Nationwide Health Properties, Inc. ..................................      4,500        178,875
                    Watson Pharmaceuticals, Inc.+........................................      3,500        164,937

                    Health Services--1.2%
                    Pharmacia & Upjohn, Inc.+............................................      6,525        234,084
                    United Healthcare Corp. .............................................      2,500        157,188

                    Medical Products--1.5%
                    Baxter International, Inc. ..........................................      6,500        273,000
                    Johnson & Johnson Co. ...............................................      2,000        173,250
                    Medtronic, Inc. .....................................................      1,000         54,875
                                                                                                         -----------
                                                                                                          1,829,147
                                                                                                         -----------
                    INDUSTRIAL & COMMERCIAL--3.8%

                    Aerospace & Military Technology--0.6%
                    Boeing Co. ..........................................................      2,500        182,188

                    Business Services--0.4%
                    Manpower, Inc. ......................................................      5,000        133,750

                    Electrical Equipment--1.6%
                    Adtran, Inc.+........................................................      2,600        127,400
                    General Electric Co. ................................................      4,000        269,000
                    United Technologies Corp. ...........................................      1,500        140,625

                    Machinery--1.2%
                    BJ Services Co.+.....................................................      7,500        184,687
                    Case Corp. ..........................................................      5,000        208,750
                                                                                                         -----------
                                                                                                          1,246,400
                                                                                                         -----------
                    INFORMATION & ENTERTAINMENT--2.2%

                    Broadcasting & Media--1.0%
                    Tele-Communications TCI Group+.......................................      6,500        120,250
                    Viacom, Inc.+........................................................      4,500        217,125

                    Leisure & Tourism--1.2%
                    Disney (Walt) Co. ...................................................      3,500        210,438
                    Red Lion Hotels, Inc. ...............................................      9,000        159,750
                                                                                                         -----------
                                                                                                            707,563
                                                                                                         -----------
                    INFORMATION TECHNOLOGY--11.2%

                    Communication Equipment--1.3%
                    Ericsson (L.M.) Telephone Co. ADR....................................      6,000        142,500
                    SBC Communications, Inc. ............................................      5,000        270,000

                    Computers & Business Equipment--4.0%
                    Bay Networks, Inc.+..................................................     16,000        720,000
                    Digital Equipment Corp. .............................................      3,000        176,625
                    StrataCom, Inc.+.....................................................      2,000        150,000
                    Sun Microsystems, Inc.+..............................................      3,000        252,375

---------------------

                    COMMON STOCK (continued)                                                SHARES          VALUE
                    ------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)

                    Electronics--0.7%
                    Maxim Integrated Products, Inc.+.....................................      3,000     $  225,000

                    Software--3.5%
                    BBN Corp. ...........................................................      6,000        225,000
                    Cisco Systems, Inc.+.................................................      2,500        210,312
                    Oracle Systems Corp.+................................................      6,000        272,250
                    Visio Corp. .........................................................     16,000        428,000

                    Telecommunications--1.7%
                    Ameritech Corp. .....................................................      5,000        275,000
                    AT&T Corp. ..........................................................      4,500        297,000
                                                                                                         -----------
                                                                                                          3,644,062
                                                                                                         -----------
                    MATERIALS--4.4%

                    Chemicals--3.9%
                    Arcadian Corp. ......................................................     17,000        352,750
                    Grace (W.R.) & Co. ..................................................      2,000        121,500
                    IMC Global, Inc. ....................................................      2,000        154,750
                    Monsanto Co. ........................................................      2,500        286,250
                    Potash Corp. Saskatchewan, Inc. .....................................      2,000        138,250
                    United Waste Systems, Inc.+..........................................      5,000        199,375

                    Forest Products--0.5%
                    Kimberly-Clark Corp. ................................................      2,100        161,437
                                                                                                         -----------
                                                                                                          1,414,312
                                                                                                         -----------
                    REAL ESTATE--1.2%

                    Real Estate Investment Trusts--1.2%
                    Equity Residential Properties Trust..................................      5,500        170,500
                    Patriot American Hospitality, Inc.+..................................      8,500        201,875
                                                                                                         -----------
                                                                                                            372,375
                                                                                                         -----------
                    UTILITIES--5.1%

                    Electric Utilities--3.4%
                    Allegheny Power Systems, Inc. .......................................      5,000        138,750
                    FPL Group, Inc.+.....................................................      5,000        216,875
                    Pinnacle West Capital Corp. .........................................      4,500        122,625
                    Texas Utilities Co. .................................................      7,000        269,500
                    Unicom Corp. ........................................................     11,000        352,000

                    Telephone--1.7%
                    MCI Communications Corp. ............................................     10,000        267,500
                    US West, Inc. .......................................................      9,000        281,250
                                                                                                         -----------
                                                                                                          1,648,500
                                                                                                         -----------
                    TOTAL COMMON STOCK (cost $14,758,167)................................                16,270,672
                                                                                                         -----------


                    PREFERRED STOCK--0.4%
                    ------------------------------------------------------------------------------------------------

                    Forest Products--0.4%
                    Alco Standard Corp. (cost $116,063)..................................      1,500        124,875
                                                                                                         -----------

                                                                                           PRINCIPAL
                    BONDS & NOTES--37.0%                                                    AMOUNT
                    ------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY--3.0%

                    Apparel & Textiles--2.2%
                    Westpoint Stevens, Inc. 9.38% 2005...................................  $ 700,000        703,500

                                                           ---------------------

                                                                                           PRINCIPAL
                    BONDS & NOTES (continued)                                               AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY (continued)

                    Retail--0.8%
                    Federated Department Stores, Inc. 5.00% 2003.........................  $ 250,000     $  261,250
                                                                                                         -----------
                                                                                                            964,750
                                                                                                         -----------
                    CONSUMER STAPLES--0.8%

                    Food, Beverage & Tobacco--0.8%
                    Boston Chicken, Inc. 4.50% 2004......................................    200,000        255,000
                                                                                                         -----------
                    FINANCE--3.6%

                    Financial Services--3.6%
                    CS First Boston Mortgage Securities Corp. CMO 7.18% 2027(1)..........    300,000        301,781
                    Resolution Trust Corp. CMO 6.02% 2027................................    236,702        235,000
                    Sandoz Capital BVI Ltd. 2.00% 2002*..................................    350,000        323,969
                    Structured Asset Securities Corp. 7.00% 2026(1)......................    300,000        301,313
                                                                                                         -----------
                                                                                                          1,162,063
                                                                                                         -----------
                    INDUSTRIAL & COMMERCIAL--1.5%

                    Business Services--0.6%
                    ADT Operations, Inc. zero coupon 2010................................    400,000        188,000

                    Transportation--0.9%
                    Delta Air Lines, Inc. 3.23% 2003.....................................    300,000        303,750
                                                                                                         -----------
                                                                                                            491,750
                                                                                                         -----------
                    MUNICIPAL BONDS--1.4%

                    Municipal Bonds--1.4%
                    Florida State Board of Education Capital Outlay 5.25% 2023...........     50,000         48,376
                    Intermountain Power Agency Utah 5.00% 2023...........................     50,000         45,742
                    Kern County California Pension Obligation 7.26% 2014.................     50,000         50,555
                    Long Beach California Pension Obligation 6.87% 2006..................     30,000         30,659
                    Miami Beach Florida Special Obligation 8.60% 2021....................    100,000        112,633
                    New York State Power Authority Revenue 5.25% 2018....................     25,000         24,267
                    Northern California Power Agency Public Power Revenue 5.50% 2024.....     50,000         49,219
                    San Bernardino County California Financing Authority 6.87% 2008......     15,000         15,278
                    San Bernardino County California Financing Authority 6.94% 2009......     35,000         35,583
                    South Carolina State Public Service Authority 5.00% 2025.............     40,000         37,167
                    South Carolina State Public Service Authority 5.13% 2021.............     20,000         18,625
                                                                                                         -----------
                                                                                                            468,104
                                                                                                         -----------
                    NON-U.S. GOVERNMENT OBLIGATIONS--1.3%

                    Foreign Government--1.3%
                    Government of Poland 2.75% 2024......................................    500,000        219,375
                    Republic of the Philippines 5.75% 2017...............................    280,000        207,900
                                                                                                         -----------
                                                                                                            427,275
                                                                                                         -----------
                    U.S. GOVERNMENT & AGENCIES--25.4%

                    U.S. Government & Agencies--25.4%
                    Government National Mortgage Association 6.50% 2023..................    293,609        288,286
                    United States Treasury Bonds 7.63% 2025..............................    150,000        178,430
                    United States Treasury Notes 5.13% 1998..............................    600,000        596,436
                    United States Treasury Notes 5.75% 2000..............................    350,000        352,954
                    United States Treasury Notes 6.25% 2000..............................    350,000        359,790
                    United States Treasury Notes 6.50% 2005..............................  1,730,000      1,820,012
                    United States Treasury Notes 6.75% 1997..............................    650,000        660,458
                    United States Treasury Notes 6.75% 2000..............................  1,200,000      1,256,064
                    United States Treasury Notes 6.88% 2000..............................    450,000        473,134
                    United States Treasury Notes 7.13% 2000..............................    150,000        158,859
                    United States Treasury Notes 7.25% 1996..............................    250,000        254,297
                    United States Treasury Notes 7.50% 1996..............................    200,000        204,344

---------------------

                                                                                           PRINCIPAL
                    BONDS & NOTES (continued)                                               AMOUNT          VALUE
                    ------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT & AGENCIES (continued)

                    United States Treasury Notes 7.50% 2005..............................  $ 850,000     $  952,000
                    United States Treasury Notes 7.88% 2004..............................    600,000        686,250
                                                                                                         -----------
                                                                                                          8,241,314
                                                                                                         -----------
                    TOTAL BONDS & NOTES (cost $11,568,301)...............................                12,010,256
                                                                                                         -----------
                    TOTAL INVESTMENT SECURITIES (cost $26,442,531).......................                28,405,803
                                                                                                         -----------
                    SHORT-TERM SECURITIES--19.2%
                    ------------------------------------------------------------------------------------------------

                    CORPORATE SHORT-TERM NOTES--16.9%

                    Albertson's, Inc. 5.70% due 12/14/95.................................    500,000        498,971
                    Campbell Soup Co. 5.69% due 12/29/95.................................    590,000        587,389
                    du Pont (E.I.) de Nemours & Co. 5.71% due 12/05/95...................    490,000        489,689
                    Goldman Sachs Group L.P. 5.73% due 12/14/95..........................    500,000        498,965
                    Heinz (H.J.) Co. 5.72% due 12/01/95..................................    110,000        110,000
                    Merrill Lynch & Co. 5.78% due 12/11/95...............................    455,000        454,270
                    Minnesota Mining & Manufacturing Co. 5.72% due 12/06/95..............    600,000        599,523
                    Philip Morris Cos., Inc. 5.73% due 12/04/95..........................    170,000        169,919
                    Shell Oil Co. 5.66% due 12/15/95.....................................    510,000        508,877
                    TDK USA Corp. 5.72% due 12/18/95.....................................    625,000        623,312
                    TDK USA Corp. 5.74% due 1/17/96......................................    375,000        372,190
                    Wal-Mart Stores, Inc. 5.70% due 12/01/95.............................    570,000        570,000
                                                                                                         -----------
                                                                                                          5,483,105
                                                                                                         -----------
                    FEDERAL AGENCY OBLIGATIONS--2.3%

                    Federal Home Loan Mortgage Discount Notes 5.70% due 12/19/95.........    760,000        757,834
                                                                                                         -----------
                    TOTAL SHORT-TERM SECURITIES (cost $6,240,939)........................                 6,240,939
                                                                                                         -----------
                    TOTAL INVESTMENTS--
                      (cost $32,683,470)                                           106.8%                34,646,742
                    Liabilities in excess of other assets--                         (6.8)                (2,218,207)
                                                                                   ------              ------------
                    NET ASSETS--                                                   100.0%              $ 32,428,535
                                                                                   ======              ============

              -----------------------------

              +    Non-income producing securities

              *    Resale restricted to qualified institutional buyers

              (1)  Fair valued security; see Note 2

              ADR--American Depositary Receipt

              CMO--Collateralized Mortgage Obligation

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ASSET ALLOCATION PORTFOLIO           INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                    COMMON STOCK--61.0%                                                       SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--8.5%

                    Apparel & Textiles--0.6%
                    Melville Corp. ......................................................       38,700     $ 1,204,538

                    Automotive--3.5%
                    Ford Motor Co. ......................................................      121,400       3,429,550
                    General Motors Corp. ................................................       19,800         960,300
                    Goodyear Tire & Rubber Co. ..........................................       60,400       2,559,450

                    Housing--1.1%
                    Centex Corp. ........................................................       30,600       1,005,975
                    Lennar Corp. ........................................................       58,100       1,285,462

                    Retail--3.3%
                    Fleming Cos., Inc. ..................................................       95,800       2,215,375
                    Penney (J.C.), Inc. .................................................       48,900       2,292,187
                    Sears, Roebuck & Co. ................................................       52,100       2,051,438
                                                                                                           ------------
                                                                                                            17,004,275
                                                                                                           ------------
                    CONSUMER STAPLES--8.3%

                    Food, Beverage & Tobacco--7.7%
                    Anheuser-Busch Cos., Inc. ...........................................       43,600       2,888,500
                    Chiquita Brands International, Inc. .................................      204,800       2,739,200
                    Philip Morris Cos., Inc. ............................................       44,900       3,939,975
                    RJR Nabisco Holdings Corp. ..........................................      112,240       3,268,990
                    Supervalu, Inc. .....................................................       78,200       2,521,950

                    Household Products--0.6%
                    Sunbeam Corp., Inc. .................................................       80,800       1,313,000
                                                                                                           ------------
                                                                                                            16,671,615
                                                                                                           ------------
                    ENERGY--7.2%

                    Energy Services--5.3%
                    Ashland, Inc. .......................................................       85,500       2,981,812
                    CMS Energy Corp. ....................................................       43,500       1,185,375
                    Mobil Corp. .........................................................       11,800       1,231,625
                    Texaco, Inc. ........................................................       35,100       2,597,400
                    Tosco Corp. .........................................................       70,800       2,699,250

                    Energy Sources--1.9%
                    Atlantic Richfield Co. ..............................................       12,600       1,365,525
                    Royal Dutch Petroleum Co. ADR........................................       19,000       2,439,125
                                                                                                           ------------
                                                                                                            14,500,112
                                                                                                           ------------
                    FINANCE--10.8%

                    Banks--4.2%
                    BankAmerica Corp. ...................................................       32,100       2,042,362
                    NationsBank Corp. ...................................................       56,000       3,997,000
                    Shawmut National Corp. ..............................................       35,400       1,327,500
                    Standard Federal Bancorp. ...........................................       25,500         978,563

                    Financial Services--1.8%
                    Greenpoint Financial Corp. ..........................................       55,900       1,467,375
                    Lehman Brothers Holdings, Inc. ......................................       36,800         832,600
                    Travelers Group, Inc. ...............................................       23,300       1,386,350

---------------------

                    COMMON STOCK (continued)                                                  SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    FINANCE (continued)

                    Insurance--4.8%
                    Allstate Corp. ......................................................       32,300     $ 1,324,300
                    Cigna Corp. .........................................................       10,700       1,177,000
                    Integon Corp. .......................................................       15,100         256,700
                    Lincoln National Corp. ..............................................       54,100       2,529,175
                    Partner Residential Holding Corp. ...................................       81,000       2,146,500
                    Reliastar Financial Corp. ...........................................       44,200       1,911,650
                    USLIFE Corp. ........................................................        6,750         194,906
                                                                                                           -----------
                                                                                                            21,571,981
                                                                                                           -----------
                    HEALTHCARE--2.3%

                    Health Services--2.3%
                    Columbia/HCA Healthcare Corp. .......................................       28,900       1,491,963
                    Tenet Healthcare Corp. ..............................................      169,500       3,029,812
                                                                                                           -----------
                                                                                                             4,521,775
                                                                                                           -----------
                    INDUSTRIAL & COMMERCIAL--9.9%

                    Aerospace & Military Technology--6.3%
                    AMR Corp.+...........................................................        8,000         613,000
                    Lear Seating Corp. ..................................................       60,000       1,680,000
                    Lockheed Martin Corp. ...............................................       31,800       2,333,325
                    Loral Corp. .........................................................       52,200       1,768,275
                    McDonnell Douglas Corp. .............................................       44,800       3,992,800
                    Northrop Grumman Corp. ..............................................       35,800       2,201,700

                    Machinery--0.8%
                    Outboard Marine Corp. ...............................................       77,800       1,594,900

                    Manufacturing--1.3%
                    Owens Illinois, Inc. ................................................      195,200       2,537,600

                    Transportation--1.5%
                    Consolidated Freightways, Inc.+......................................      113,900       2,989,875
                                                                                                           -----------
                                                                                                            19,711,475
                                                                                                           -----------
                    INFORMATION & ENTERTAINMENT--2.6%

                    Broadcasting & Media--1.1%
                    Tele-Communications TCI Group+.......................................      114,300       2,114,550

                    Leisure & Tourism--1.5%
                    Brunswick Corp. .....................................................      140,200       2,996,775
                                                                                                           -----------
                                                                                                             5,111,325
                                                                                                           -----------
                    INFORMATION TECHNOLOGY--2.8%

                    Computers & Business Equipment--2.0%
                    Apple Computer, Inc. ................................................       23,600         899,750
                    COMPAQ Computer Corp.+...............................................       37,000       1,831,500
                    Storage Technology Corp. ............................................       49,800       1,232,550

                    Telecommunications--0.8%
                    Valassis Communications, Inc. .......................................      106,900       1,643,588
                                                                                                           -----------
                                                                                                             5,607,388
                                                                                                           -----------
                    MATERIALS--6.5%

                    Chemicals--0.9%
                    Geon Co. ............................................................       72,200       1,786,950

                    Forest Products--5.3%
                    Champion International Corp. ........................................       36,900       1,738,913
                    Georgia-Pacific Corp. ...............................................       54,200       4,214,050
                    Stone Container Corp.+...............................................      229,500       3,585,937
                    Universal Corp. .....................................................       46,800       1,111,500

                                                           ---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    MATERIALS (continued)
                    Metals & Minerals--0.3%
                    Quanex Corp. ........................................................       28,300     $   555,387
                                                                                                           -----------
                                                                                                            12,992,737
                                                                                                           -----------
                    UTILITIES--2.1%

                    Electric Utilities--2.1%
                    Entergy Corp. .......................................................       63,800       1,778,425
                    Long Island Lighting Co. ............................................      145,100       2,484,838
                                                                                                           -----------
                                                                                                             4,263,263
                                                                                                           -----------
                    TOTAL COMMON STOCK (cost $106,062,453)...............................                  121,955,946
                                                                                                           -----------
                                                                                             PRINCIPAL
                    BONDS & NOTES--32.8%                                                       AMOUNT
                    --------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--0.4%

                    Housing--0.4%
                    News America Holdings, Inc. 7.50% 2000...............................    $ 600,000         627,708
                    News America Holdings, Inc. 9.13% 1999...............................      250,000         275,437
                                                                                                           -----------
                                                                                                               903,145
                                                                                                           -----------
                    CONSUMER STAPLES--0.3%

                    Food, Beverage & Tobacco--0.3%
                    RJR Nabisco, Inc. 8.00% 2001.........................................      280,000         284,486
                    RJR Nabisco, Inc. 8.63% 2002.........................................      300,000         309,513
                                                                                                           -----------
                                                                                                               593,999
                                                                                                           -----------
                    ENERGY--1.1%

                    Energy Services--1.1%
                    Arkla, Inc. 9.20% 1997...............................................      250,000         261,883
                    Arkla, Inc. 9.88% 1997...............................................      550,000         573,963
                    National Power Corp. 7.63% 2000......................................      180,000         177,750
                    Oryx Energy Co. 9.30% 1996...........................................      400,000         403,564
                    Oryx Energy Co. 9.50% 1999...........................................      350,000         374,815
                    Tosco Corp. 7.00% 2000...............................................      400,000         396,000
                                                                                                           -----------
                                                                                                             2,187,975
                                                                                                           -----------
                    FINANCE--9.6%

                    Banks--3.5%
                    Auburn Hills Trust 12.00% 2020(1)....................................      325,000         496,327
                    Banco de Comercio Exterior 8.63% 2000*...............................       50,000          50,731
                    Banco Nacional de Comercio Exterior SNC 11.25% 1996(1)(2)............      360,000         360,000
                    BankAmerica Corp. 9.75% 2000.........................................      400,000         453,312
                    BanPonce Corp. 5.17% 1996............................................      400,000         397,636
                    Capital One Bank 7.48% 1996..........................................    1,350,000       1,352,011
                    Continental Bank NA Chicago 11.25% 2001..............................      300,000         336,393
                    Continental Bank NA Chicago 12.50% 2001..............................      450,000         576,306
                    Corporacion Andina de Fomento 7.25% 1998.............................      510,000         507,450
                    Corporacion Andina de Fomento 7.38% 2000.............................      140,000         142,118
                    First USA Bank 6.88% 1996............................................      350,000         352,611
                    First USA Bank 5.05% 1995............................................      400,000         409,280
                    Security Pacific Corp. 11.50% 2000...................................      600,000         735,030
                    Signet Banking Corp. 9.63% 1999......................................      775,000         852,640

                    Financial Services--6.1%
                    App International Finance Co. BV 10.25% 2000.........................       60,000          59,100
                    Case Equipment Loan Trust 7.30% 2002.................................      751,935         767,664
                    Chrysler Financial Corp. 5.98% 1997(2)...............................      300,000         300,332
                    Chrysler Financial Corp. 10.34% 1996(1)..............................      400,000         407,272

---------------------

                                                                                             PRINCIPAL
                    BONDS & NOTES (continued)                                                  AMOUNT          VALUE
                    --------------------------------------------------------------------------------------------------
                    FINANCE (continued)

                    Financial Services (continued)
                    Countrywide Funding Corp. 8.43% 1999.................................    $ 450,000     $   486,027
                    Financiera Energet 6.63% 1996........................................    1,110,000       1,105,838
                    First USA, Inc. 5.05% 1995...........................................      400,000         399,708
                    Ford Capital BV 9.38% 1998...........................................      225,000         240,667
                    Ford Capital BV 9.50% 2001...........................................      800,000         920,424
                    Ford Credit Auto Loan Master Trust 6.50% 2002........................      550,000         561,858
                    Ford Credit Grantor Trust 7.30% 1999.................................      179,686         182,662
                    General Motors Acceptance Corp. 6.30% 1999...........................      319,693         320,892
                    General Motors Acceptance Corp. 7.15% 2000...........................      615,604         625,799
                    General Motors Acceptance Corp. 7.50% 1997...........................      200,000         206,034
                    General Motors Acceptance Corp. 7.63% 1998...........................      585,000         606,674
                    Honda Auto Receivables Grantor Trust 6.20% 2000......................      332,512         334,175
                    Household Finance Corp. 7.25% 1994...................................       94,044          94,984
                    MBNA Corp. 8.25% 1998................................................       95,833          95,623
                    Premier Auto Trust 4.90% 1998........................................      317,641         315,059
                    Premier Auto Trust 7.85% 1998........................................    1,040,000       1,066,000
                    Resolution Funding Corp. zero coupon 2020............................    1,600,000         315,936
                    Resolution Funding Corp. zero coupon 2021............................    1,580,000         308,416
                    Sears Credit Account Master Trust 8.10% 2004.........................      700,000         753,809
                    Standard Credit Card Master Trust 6.25% 1998.........................      260,000         261,056
                    Standard Credit Card Master Trust 7.85% 2002.........................      600,000         640,308
                    Standard Credit Card Master Trust 8.25% 2003.........................      710,000         784,323
                                                                                                           -----------
                                                                                                            19,182,485
                                                                                                           -----------
                    INDUSTRIAL & COMMERCIAL--0.5%

                    Aerospace & Military Technology--0.1%
                    British Aerospace PLC 7.55% 1997*....................................      150,000         152,566

                    Multi-Industry--0.4%
                    Tenneco, Inc. 10.00% 1998............................................      800,000         877,672
                                                                                                           -----------
                                                                                                             1,030,238
                                                                                                           -----------
                    INFORMATION & ENTERTAINMENT--1.3%

                    Broadcasting & Media--1.1%
                    Lenfest Communications, Inc. 8.38% 2005..............................      255,000         254,363
                    Tele-Communications, Inc. 7.00% 1997.................................      300,000         304,056
                    Tele-Communications, Inc. 9.65% 2003.................................      375,000         422,513
                    Time Warner, Inc. 7.45% 1998.........................................    1,145,000       1,173,556

                    Leisure & Tourism--0.2%
                    Blockbuster Entertainment Corp. 6.63% 1998...........................      365,000         367,573
                                                                                                           -----------
                                                                                                             2,522,061
                                                                                                           -----------
                    INFORMATION TECHNOLOGY--1.1%

                    Communication Equipment--0.5%
                    Cablevision Industries Corp. 10.75% 2002.............................      980,000       1,060,850

                    Computers & Business Equipment--0.6%
                    Comdisco, Inc. 6.08% 1995............................................      350,000         350,000
                    Comdisco, Inc. 9.75% 1997............................................      700,000         728,378
                                                                                                           -----------
                                                                                                             2,139,228
                                                                                                           -----------
                    MATERIALS--0.1%

                    Forest Products--0.1%
                    PT Indah Kiat Pulp & Paper 8.88% 2000................................      170,000         160,650
                                                                                                           -----------

                                                           ---------------------

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                           AMOUNT          VALUE

                    --------------------------------------------------------------------------------------------------
                    NON-U.S. GOVERNMENT OBLIGATIONS--1.3%

                    Foreign Government--1.3%
                    Government Backed Trusts 9.40% 1996..................................    $ 119,595     $   122,125
                    Petroleo Brasileiro SA 8.75% 1996(2).................................      800,000         799,456
                    Quebec Province Canada 13.25% 2014...................................      625,000         792,812
                    Republic of Argentina Bote II 5.90% 1997(1)..........................    1,430,000         554,840
                    Republic of Columbia 9.25% 2000(2)...................................      370,000         373,049
                                                                                                           -----------
                                                                                                             2,642,282
                                                                                                           -----------


                    U.S. GOVERNMENT & AGENCIES--16.9%

                    U.S. Government & Agencies--16.9%
                    Federal Home Loan Mortgage Corp. 6.50% 2018..........................      600,000         598,872
                    Federal Home Loan Mortgage Corp. 7.00% TBA...........................    3,500,000       3,501,085
                    Federal Home Loan Mortgage Corp. 7.50% TBA...........................    3,000,000       3,053,430
                    Federal Home Loan Mortgage Corp. 8.20% 1998..........................      310,000         318,962
                    Federal National Mortgage Association 7.00% TBA......................    2,000,000       2,023,120
                    Federal National Mortgage Association 7.50% TBA......................    1,000,000       1,023,120
                    Federal National Mortgage Association 7.70% 2004.....................      440,000         465,023
                    Federal National Mortgage Association 8.79% 2002.....................      180,000         180,900
                    Government National Mortgage Association 7.50% TBA...................    2,000,000       2,041,240
                    Government National Mortgage Association 8.00% TBA...................    5,000,000       5,173,400
                    Government National Mortgage Association 9.00% 2016..................      516,184         548,363
                    Government National Mortgage Association 9.00% 2016..................      583,076         619,425
                    Government National Mortgage Association 9.00% 2016..................      481,882         511,923
                    Government National Mortgage Association 9.00% 2017..................      342,014         360,504
                    Government National Mortgage Association 9.50% TBA...................    1,000,000       1,070,000
                    United States Treasury Bonds 7.88% 2021@.............................      280,000         336,437
                    United States Treasury Bonds 8.75% 2020..............................      520,000         680,794
                    United States Treasury Bonds 11.13% 2003.............................      510,000         678,540
                    United States Treasury Bonds 13.75% 2004.............................      200,000         307,500
                    United States Treasury Bonds Strip zero coupon 2020..................    3,310,000         681,529
                    United States Treasury Bonds Strip zero coupon 2004..................    9,580,000       5,691,191
                    United States Treasury Bonds Strip zero coupon 2018..................       50,000          11,837
                    United States Treasury Bonds Strip zero coupon 2021..................       40,000           7,687
                    United States Treasury Notes 7.25% 2004..............................      870,000         956,182
                    United States Treasury Notes 7.38% 1997..............................      850,000         880,549
                    United States Treasury Notes 7.50% 1999..............................    1,960,000       2,094,436
                                                                                                           -----------
                                                                                                            33,816,049
                                                                                                           -----------
                    UTILITIES--0.2%

                    Electric Utilities--0.2%
                    Central Maine Power Co. 7.45% 1999...................................      365,000         380,126
                                                                                                           -----------
                    TOTAL BONDS & NOTES (cost $64,132,258)...............................                   65,558,238
                                                                                                           -----------
                    TOTAL INVESTMENT SECURITIES (cost $170,194,711)......................                  187,514,184
                                                                                                           -----------

---------------------
  30

                                                                                             PRINCIPAL
                    SHORT-TERM SECURITIES--0.8%                                               AMOUNT          VALUE
                    --------------------------------------------------------------------------------------------------
                    FOREIGN SHORT-TERM NOTES--0.8%

                    Banco Nacional de Comercio Exterior SNC 9.94% due 5/13/96............    $ 200,000     $   191,736
                    Mexican Tesobonos 7.70% due 12/21/95.................................      100,000          99,575
                    Mexican Tesobonos 7.75% due 12/21/95.................................      400,000         398,300
                    Mexican Tesobonos 7.75% due 1/18/96..................................      100,000          98,986
                    Mexican Tesobonos 7.75% due 2/08/96..................................      140,000         139,580
                    Mexican Tesobonos 8.00% due 1/18/96..................................      100,000          98,950
                    Petroleo Brasileiro 8.38% due 12/15/95...............................      180,000         179,432
                    Republic of Argentina 9.50% due 12/04/95.............................      210,000         210,000
                    Republic of Brazil 10.25% due 12/29/95...............................      140,000         138,906
                                                                                                           -----------
                    TOTAL SHORT-TERM SECURITIES (cost $1,552,233)........................                    1,555,465
                                                                                                           -----------

                    REPURCHASE AGREEMENT--12.3%
                    --------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT--12.3%

                    Agreement with State Street Bank & Trust Co., bearing interest of
                      5.75% dated 11/30/95, to be repurchased 12/01/95 in the amount of
                      $24,554,921 and collateralized by $22,520,000 U.S. Treasury Notes
                      7.75% due 12/31/99@ (cost $24,551,000).............................    24,551,000      24,551,000
                                                                                                           ------------
                    TOTAL INVESTMENTS--
                      (cost $196,297,944)                                          106.9%                   213,620,649
                    Liabilities in excess of other assets--                         (6.9)                   (13,784,259)
                                                                                   -----                   ------------
                    NET ASSETS--                                                   100.0%                  $199,836,390
                                                                                   =====                   ============

              -----------------------------

              +   Non-income producing securities

              *   Resale restricted to qualified institutional buyers

              (1) Variable rate security; rate as of November 30, 1995

              (2) Fair valued security; see Note 2

              ADR--American Depositary Receipt

              TBA--Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement date.

              @ The security or a portion thereof represents collateral for the following open futures contracts:

                    OPEN FUTURES CONTRACTS
                    -----------------------------------------------------------------------------------------------------------

                                                                                                                   UNREALIZED
                    NUMBER OF                                             EXPIRATION          VALUE AS OF        APPRECIATION/
                    CONTRACTS                DESCRIPTION                     DATE          NOVEMBER 30, 1995     (DEPRECIATION)
                    -----------------------------------------------------------------------------------------------------------
                      4 Long    90 Day Euro Dollar....................  September 1997         $ 944,700            $  7,670
                      4 Long    90 Day Euro Dollar....................  December 1997            943,200               7,170
                     43 Long    U.S. Long Bond........................  December 1995          5,134,469              80,274
                      2 Long    U.S. Long Bond........................  March 1996               238,313                (328)
                     10 Long    U.S. 2 Year Note......................  March 1996             2,090,938               5,393
                      8 Long    U.S. 5 Year Note......................  March 1996               877,000               6,689
                    14 Short    U.S. 10 Year Note.....................  March 1996             1,587,250             (11,918)
                                                                                                                    --------
                                Net Unrealized Appreciation.................................................        $ 94,950
                                                                                                                    ========

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH-INCOME PORTFOLIO INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                    COMMON STOCK--99.3%                                                      SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--6.0%

                    Automotive--3.2%
                    Goodyear Tire & Rubber Co. ..........................................    82,000        $ 3,474,750
                    Magna International, Inc. ADR........................................    45,000          1,957,500

                    Retail--2.8%
                    Federated Department Stores, Inc.+...................................    79,700          2,321,263
                    Lowe's Cos., Inc. ...................................................    74,700          2,353,050
                    Pep Boys-Manny, Moe & Jack...........................................     3,300             87,450
                                                                                                           ------------
                                                                                                            10,194,013
                                                                                                           ------------
                    CONSUMER STAPLES--13.8%

                    Food, Beverage & Tobacco--10.9%
                    Campbell Soup Co. ...................................................    54,000          3,017,250
                    McDonald's Corp. ....................................................    60,000          2,677,500
                    PepsiCo, Inc. .......................................................    94,000          5,193,500
                    Philip Morris Cos., Inc. ............................................    70,000          6,142,500
                    Wendy's International, Inc. .........................................    83,000          1,711,875

                    Household Products--2.9%
                    Colgate-Palmolive Co. ...............................................    24,000          1,758,000
                    Gillette Co. ........................................................    61,700          3,200,687
                                                                                                           ------------
                                                                                                            23,701,312
                                                                                                           ------------
                    ENERGY--5.9%

                    Energy Services--1.2%
                    Western Atlas, Inc.+.................................................    42,000          2,010,750

                    Energy Sources--4.7%
                    Atlantic Richfield Co. ..............................................    40,200          4,356,675
                    Enron Corp. .........................................................    98,000          3,675,000
                                                                                                           ------------
                                                                                                            10,042,425
                                                                                                           ------------
                    FINANCE--17.2%

                    Banks--6.7%
                    BankAmerica Corp. ...................................................    38,000          2,417,750
                    Fifth Third Bancorp..................................................    22,000          1,608,750
                    First Chicago Corp. .................................................    49,200          3,419,400
                    NationsBank Corp. ...................................................    37,500          2,676,563
                    Republic New York Corp. .............................................    22,000          1,386,000

                    Financial Services--7.0%
                    Dean Witter, Discover & Co. .........................................    54,000          2,754,000
                    First USA, Inc. .....................................................    18,000            825,750
                    MBNA Corp. ..........................................................    35,000          1,413,125
                    Merrill Lynch & Co., Inc. ...........................................    48,000          2,670,000
                    Travelers Group, Inc. ...............................................    73,066          4,347,427

                    Insurance--3.5%
                    American International Group, Inc. ..................................    28,575          2,564,606
                    ITT Corp. ...........................................................    15,600          1,912,950
                    PMI Group, Inc. .....................................................    30,000          1,425,000
                                                                                                           ------------
                                                                                                            29,421,321
                                                                                                           ------------

---------------------
     32

                    COMMON STOCK (continued)                                                 SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    HEALTHCARE--11.5%

                    Drugs--4.2%
                    Lilly (Eli) & Co. ...................................................    44,500        $ 4,427,750
                    Schering-Plough Corp. ...............................................    48,000          2,754,000

                    Health Services--7.3%
                    Columbia/HCA Healthcare Corp. .......................................    76,700          3,959,637
                    Healthsource, Inc.+..................................................    21,500          1,343,750
                    U.S. HealthCare, Inc. ...............................................    80,000          3,640,000
                    United Healthcare Corp. .............................................    40,000          2,515,000
                    Value Health, Inc.+..................................................    39,000            979,875
                                                                                                           ------------
                                                                                                            19,620,012
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL--8.7%

                    Aerospace & Military Technology--2.9%
                    AlliedSignal, Inc. ..................................................    51,000          2,409,750
                    Boeing Co. ..........................................................    30,300          2,208,113
                    Coltec Industries, Inc.+.............................................    30,000            330,000

                    Business Services--1.5%
                    WMX Technologies, Inc. ..............................................    87,000          2,566,500

                    Electrical Equipment--2.4%
                    General Electric Co. ................................................    61,200          4,115,700

                    Machinery--0.5%
                    Applied Materials, Inc.+.............................................    11,800            573,775
                    Centocor, Inc.+......................................................    25,200            352,800

                    Transportation--1.4%
                    Conrail, Inc. .......................................................    17,000          1,187,875
                    Illinois Central Corp. ..............................................    30,000          1,215,000
                                                                                                           ------------
                                                                                                            14,959,513
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT--3.3%

                    Broadcasting & Media--1.2%
                    Tele-Communications Liberty Media Group+.............................    21,250            595,000
                    Tele-Communications TCI Group+.......................................    85,000          1,572,500

                    Leisure & Tourism--2.1%
                    Carnival Corp. ......................................................    75,000          1,950,000
                    Disney (Walt) Co. ...................................................    26,600          1,599,325
                                                                                                           ------------
                                                                                                             5,716,825
                                                                                                           ------------
                    INFORMATION TECHNOLOGY--13.4%

                    Communication Equipment--2.8%
                    AirTouch Communications, Inc.+.......................................    130,00          3,786,250
                    Motorola, Inc. ......................................................    17,000          1,041,250

                    Computers & Business Equipment--3.5%
                    COMPAQ Computer Corp.+...............................................    73,400          3,633,300
                    International Business Machines Corp. ...............................    23,600          2,280,350

                    Electronics--7.1%
                    General Instrument Corp.+............................................    67,500          1,729,687
                    General Motors Corp., Class E........................................    50,000          2,525,000
                    Intel Corp. .........................................................    78,000          4,748,250
                    National Semiconductor Corp.+........................................   150,000          3,206,250
                                                                                                           ------------
                                                                                                            22,950,337
                                                                                                           ------------

                                                          ---------------------

                    COMMON STOCK (continued)                                                SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    MATERIALS--8.4%

                    Chemicals--7.0%
                    Eastman Kodak Co. ...................................................    30,000        $ 2,040,000
                    Monsanto Co. ........................................................    32,000          3,664,000
                    Morton International, Inc. ..........................................    36,000          1,246,500
                    Rohm & Haas Co. .....................................................    32,000          1,928,000
                    Union Carbide Corp. .................................................    79,000          3,130,375

                    Forest Products--1.2%
                    Alco Standard Corp. .................................................    46,000          2,001,000

                    Metals & Minerals--0.2%
                    Alumax, Inc.+........................................................    11,500            382,375
                                                                                                           ------------
                                                                                                            14,392,250
                                                                                                           ------------
                    UTILITIES--11.1%

                    Electric Utilities--5.1%
                    FPL Group, Inc.+.....................................................   100,000          4,337,500
                    Houston Industries, Inc. ............................................    94,500          4,323,375

                    Telephone--6.0%
                    AT&T Corp. ..........................................................    125,00          8,250,000
                    Century Telephone Enterprises, Inc. .................................    67,600          2,112,500
                                                                                                           ------------
                                                                                                            19,023,375
                                                                                                           ------------
                    TOTAL INVESTMENT SECURITIES (cost $145,643,214)......................                  170,021,383
                                                                                                           ------------

                                                                                             PRINCIPAL
                    SHORT-TERM SECURITIES--4.4%                                               AMOUNT
                    ---------------------------------------------------------------------------------------------------
                    TIME DEPOSIT--4.4%

                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      5.50% due 12/01/95 (cost $7,513,000)...............................    $7,513,000      7,513,000
                                                                                                           ------------
                    TOTAL INVESTMENTS--
                      (cost $153,156,214)                           103.7%                                 177,534,383
                    Liabilities in excess of other assets--          (3.7)                                  (6,253,310)
                                                                    -----                                 ------------
                    NET ASSETS--                                    100.0%                                $171,281,073
                                                                    =====                                 ==============


              -----------------------------

              + Non-income producing securities

              ADR--American Depositary Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ALLIANCE GROWTH PORTFOLIO            INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                    COMMON STOCK--90.8%                                                        SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--1.0%

                    Retail--1.0%
                    Home Depot, Inc......................................................       39,000     $ 1,730,625
                                                                                                           ------------
                    CONSUMER STAPLES--11.6%

                    Food, Beverage & Tobacco--9.4%
                    Coca-Cola Co. .......................................................       25,100       1,901,325
                    McDonald's Corp. ....................................................      107,900       4,815,038
                    PepsiCo, Inc. .......................................................       34,000       1,878,500
                    Philip Morris Cos., Inc. ............................................       81,300       7,134,075

                    Household Products--2.2%
                    Gillette Co. ........................................................       72,800       3,776,500
                                                                                                           ------------
                                                                                                            19,505,438
                                                                                                           ------------
                    FINANCE--22.2%

                    Banks--11.2%
                    Citicorp.............................................................       52,400       3,707,300
                    First Bank Systems, Inc. ............................................       37,800       1,951,425
                    First Chicago Corp. .................................................       61,100       4,246,450
                    First Interstate Bancorp.............................................       11,500       1,541,000
                    NationsBank Corp. ...................................................       44,500       3,176,188
                    Norwest Corp. .......................................................      124,620       4,112,460

                    Financial Services--9.2%
                    Beneficial Corp. ....................................................       27,900       1,415,925
                    Dean Witter, Discover & Co. .........................................       27,800       1,417,800
                    Federal National Mortgage Association................................       50,100       5,485,950
                    Household International, Inc. .......................................       32,900       2,056,250
                    MBNA Corp. ..........................................................       12,600         508,725
                    Merrill Lynch & Co., Inc. ...........................................       81,600       4,539,000

                    Insurance--1.8%
                    ITT Corp. ...........................................................       24,900       3,053,363
                                                                                                           ------------
                                                                                                            37,211,836
                                                                                                           ------------
                    HEALTHCARE--5.9%

                    Drugs--3.8%
                    Amgen, Inc.+.........................................................       55,200       2,739,300
                    Merck & Co., Inc. ...................................................       33,200       2,054,250
                    Schering-Plough Corp. ...............................................       26,500       1,520,437

                    Health Services--0.9%
                    United Healthcare Corp. .............................................       23,800       1,496,425

                    Medical Products--1.2%
                    Abbott Laboratories..................................................       19,700         800,313
                    Guidant Corp. .......................................................       34,600       1,293,175
                                                                                                           ------------
                                                                                                             9,903,900
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL--6.7%

                    Business Services--1.2%
                    XTRA Corp. ..........................................................       48,750       2,084,063

                    Machinery--3.6%
                    Applied Materials, Inc.+.............................................      122,300       5,946,837

                                                           ---------------------

                    COMMON STOCK (continued)                                                  SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)

                    Transportation--1.9%
                    UAL Corp. ...........................................................       15,300     $ 3,201,525
                                                                                                           ------------
                                                                                                            11,232,425
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT--11.1%

                    Broadcasting & Media--4.0%
                    Capital Cities/ABC, Inc. ............................................       10,400       1,285,700
                    Tele-Communications Liberty Media Group+.............................       49,725       1,392,300
                    Tele-Communications TCI Group+.......................................      217,100       4,016,350

                    Leisure & Tourism--7.1%
                    Disney (Walt) Co. ...................................................       98,600       5,928,325
                    KLM Royal Dutch Airlines ADR.........................................       49,500       1,707,750
                    Northwest Airlines Corp.+............................................       86,500       4,357,438
                                                                                                           ------------
                                                                                                            18,687,863
                                                                                                           ------------
                    INFORMATION TECHNOLOGY--28.5%

                    Communication Equipment--13.4%
                    AirTouch Communications, Inc.+.......................................      195,500       5,693,937
                    Cox Communications, Inc.+............................................      136,300       2,726,000
                    DSC Communications Corp.+............................................       47,600       1,886,150
                    Ericsson (L.M.) Telephone Co. ADR....................................       83,000       1,971,250
                    Motorola, Inc. ......................................................       53,100       3,252,375
                    Nokia Corp. ADR......................................................      127,900       6,938,575

                    Computers & Business Equipment--4.5%
                    COMPAQ Computer Corp.+...............................................       37,500       1,856,250
                    Hewlett-Packard Co. .................................................       68,000       5,635,500

                    Electronics--2.1%
                    Intel Corp. .........................................................       59,200       3,603,800

                    Software--8.5%
                    Cisco Systems, Inc.+.................................................       57,100       4,803,537
                    Microsoft Corp.+.....................................................       64,500       5,619,562
                    Oracle Systems Corp.+................................................       84,400       3,829,650
                                                                                                           ------------
                                                                                                            47,816,586
                                                                                                           ------------
                    REAL ESTATE--1.4%

                    Real Estate Companies--1.4%
                    Green Tree Financial Corp. ..........................................       82,800       2,339,100
                                                                                                           ------------
                    UTILITIES--2.4%

                    Telephone--2.4%
                    AT&T Corp. ..........................................................       60,500       3,993,000
                                                                                                           ------------
                    TOTAL COMMON STOCK (cost $135,818,446)...............................                  152,420,773
                                                                                                           ------------

---------------------

                    WARRANTS--4.3%+                                                            SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY--4.3%

                    Electronics--4.3%
                    Intel Corp. (cost $3,451,125)........................................      231,000     $ 7,189,875
                                                                                                           ------------
                    TOTAL INVESTMENT SECURITIES (cost $139,269,571)......................                  159,610,648
                                                                                                           ------------

                                                                                             PRINCIPAL
                    SHORT-TERM SECURITIES--4.8%                                               AMOUNT
                    ---------------------------------------------------------------------------------------------------
                    TIME DEPOSIT--4.7%

                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      5.50% due 12/01/95@................................................    $7,916,000       7,916,000
                                                                                                           ------------
                    U.S. GOVERNMENT--0.1%
                    United States Treasury Bills 5.18% due 12/21/95@.....................      100,000           99,716
                                                                                                           ------------
                    TOTAL SHORT-TERM SECURITIES (cost $8,015,713)........................                     8,015,716
                                                                                                           ------------
                    TOTAL INVESTMENTS--
                      (cost $147,285,284)                                          99.9%                    167,626,364
                    Other assets less liabilities--                                 0.1                         243,363
                                                                                  -----                    ------------
                    NET ASSETS--                                                  100.0%                   $167,869,727
                                                                                  =====                    ============


                    -----------------------

              +  Non-income producing securities

              ADR--American Depositary Receipt

              @ The security or a portion thereof represents collateral for the following open futures contracts:

                    OPEN FUTURES CONTRACTS

                    ------------------------------------------------------------------------------------------------------------

                    NUMBER OF                                               EXPIRATION         VALUE AS OF         UNREALIZED
                    CONTRACTS                 DESCRIPTION                      DATE         NOVEMBER 30, 1995     APPRECIATION
                    ------------------------------------------------------------------------------------------------------------
                      9 Long    Standard & Poor's 500 Index.............  December 1995         $2,732,625         $ 96,750
                                                                                                                  =========


              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH/PHOENIX INVESTMENT
    COUNSEL PORTFOLIO           INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                    COMMON STOCK--91.6%                                                        SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--4.7%

                    Apparel & Textiles--1.8%
                    Tommy Hilfiger Corp.+................................................       60,000     $ 2,647,500

                    Retail--2.9%
                    Federated Department Stores, Inc.+...................................       92,000       2,679,500
                    Office Depot, Inc.+..................................................       27,200         666,400
                    Sunglass Hut International, Inc.+....................................       50,700       1,064,700
                                                                                                           ------------
                                                                                                             7,058,100
                                                                                                           ------------
                    CONSUMER STAPLES--2.7%

                    Food, Beverage & Tobacco--2.7%
                    Boston Chicken, Inc.+................................................       49,000       1,696,625
                    Nabisco Holdings Corp. ..............................................       80,000       2,260,000
                                                                                                           ------------
                                                                                                             3,956,625
                                                                                                           ------------
                    ENERGY--4.5%

                    Energy Services--2.4%
                    Schlumberger Ltd. ...................................................       30,000       1,905,000
                    Tidewater, Inc. .....................................................       50,000       1,431,250
                    Western Atlas, Inc.+.................................................        4,000         191,500

                    Energy Sources--2.1%
                    Apache Corp. ........................................................       88,000       2,343,000
                    Burlington Northern Santa Fe.........................................       10,600         854,625
                                                                                                           ------------
                                                                                                             6,725,375
                                                                                                           ------------
                    FINANCE--12.4%

                    Banks--1.4%
                    Chase Manhattan Corp. ...............................................       34,000       2,069,750

                    Financial Services--5.0%
                    Dean Witter, Discover & Co. .........................................       46,000       2,346,000
                    Morgan Stanley Group, Inc. ..........................................       22,000       1,897,500
                    Travelers Group, Inc. ...............................................       55,000       3,272,500

                    Insurance--6.0%
                    Aetna Life & Casualty Co. ...........................................       62,500       4,585,938
                    Cigna Corp. .........................................................       25,000       2,750,000
                    Prudential Reinsurance Holdings, Inc. ...............................       82,000       1,711,750
                                                                                                           ------------
                                                                                                            18,633,438
                                                                                                           ------------
                    HEALTHCARE--17.0%

                    Drugs--4.8%
                    Amgen, Inc.+.........................................................       40,000       1,985,000
                    Boston Scientific Corp.+.............................................       37,000       1,498,500
                    Merck & Co., Inc. ...................................................       26,500       1,639,688
                    SmithKline Beecham PLC ADR...........................................       40,000       2,130,000

                    Health Services--3.1%
                    Pharmacia & Upjohn, Inc.+............................................       65,000       2,331,875
                    U.S. HealthCare, Inc. ...............................................       50,000       2,275,000

---------------------

                    COMMON STOCK (continued)                                                 SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    HEALTHCARE (continued)

                    Medical Products--9.1%
                    Baxter International, Inc. ..........................................       60,000     $ 2,520,000
                    Genzyme Corp.+.......................................................       40,000       2,610,000
                    Guidant Corp. .......................................................       64,500       2,410,687
                    IDEXX Laboratories, Inc.+............................................       51,000       2,269,500
                    Medtronic, Inc. .....................................................       28,000       1,536,500
                    Possis Medical, Inc. ................................................      125,000       2,234,375
                                                                                                           ------------
                                                                                                            25,441,125
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL--11.2%

                    Aerospace & Military Technology--2.2%
                    Boeing Co. ..........................................................       46,000       3,352,250

                    Business Services--2.4%
                    CUC International, Inc.+.............................................       60,000       2,280,000
                    DST Systems, Inc. ...................................................       48,000       1,386,000

                    Electrical Equipment--2.1%
                    Austria Mikro Systeme International AG...............................        7,200       1,265,864
                    AVX Corp. ...........................................................       65,000       1,868,750

                    Machinery--4.5%
                    BJ Services Co.+.....................................................      107,000       2,634,875
                    Case Corp. ..........................................................       40,000       1,670,000
                    Harnischfeger Industries, Inc. ......................................       70,000       2,371,250
                                                                                                           ------------
                                                                                                            16,828,989
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT--9.7%

                    Broadcasting & Media--8.3%
                    Evergreen Media Corp.+...............................................       50,000       1,212,500
                    MobileMedia Corp.+...................................................      120,000       3,105,000
                    News Corp., Ltd. ADR.................................................      100,000       1,887,500
                    Tele-Communications Liberty Media Group+.............................       18,750         525,000
                    Tele-Communications TCI Group+.......................................       75,000       1,387,500
                    Viacom, Inc.+........................................................       90,500       4,366,625

                    Leisure & Tourism--1.4%
                    Disney (Walt) Co. ...................................................       35,000       2,104,375
                                                                                                           ------------
                                                                                                            14,588,500
                                                                                                           ------------
                    INFORMATION TECHNOLOGY--24.0%

                    Communication Equipment--4.9%
                    Ericsson (L.M.) Telephone Co. ADR....................................       96,000       2,280,000
                    Glenayre Technologies, Inc.+.........................................       25,000       1,431,250
                    Paging Network, Inc.+................................................      160,000       3,560,000

                    Computers & Business Equipment--10.7%
                    3Com Corp.+..........................................................       78,000       3,568,500
                    Ascend Communications, Inc.+.........................................       22,000       1,573,000
                    Bay Networks, Inc.+..................................................       81,500       3,667,500
                    NETCOM On-Line Communications Services+..............................       21,000       1,533,000
                    Newbridge Networks Corp.+............................................       54,000       2,301,750
                    StrataCom, Inc.+.....................................................       26,000       1,950,000
                    Sun Microsystems, Inc.+..............................................       18,000       1,514,250

                    Electronics--1.3%
                    Intel Corp. .........................................................       31,000       1,887,125

                    Software--4.9%
                    America Online, Inc.+................................................       50,000       2,043,750
                    Cheyenne Software, Inc.+.............................................       60,600       1,408,950

                                                           ---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)

                    Software (continued)
                    Premenos Technology Corp.+...........................................       50,000     $ 2,125,000
                    Sybase, Inc.+........................................................       50,000       1,756,250

                    Telecommunications--2.2%
                    MFS Communications, Inc.+............................................       45,000       2,047,500
                    Mobile Telecommunication Technologies Corp.+.........................       55,000       1,265,000
                                                                                                           ------------
                                                                                                            35,912,825
                                                                                                           ------------
                    MATERIALS--5.4%

                    Chemicals--5.4%
                    Arcadian Corp. ......................................................      155,000       3,216,250
                    Monsanto Co. ........................................................       20,000       2,290,000
                    USA Waste Services, Inc.+............................................      125,000       2,625,000
                                                                                                           ------------
                                                                                                             8,131,250
                                                                                                           ------------
                    TOTAL INVESTMENT SECURITIES (cost $120,802,728)......................                  137,276,227
                                                                                                           ------------

                                                                                             PRINCIPAL
                    SHORT-TERM SECURITIES--9.5%                                               AMOUNT
                    ---------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES--7.5%
                    Albertson's, Inc. 5.70% due 12/14/95.................................    $3,110,000       3,103,599
                    Bellsouth Capital Funding Corp. 5.71% due 12/12/95...................     2,280,000       2,276,022
                    du Pont (E.I.) de Nemours & Co. 5.71% due 12/05/95...................     2,430,000       2,428,458
                    Heinz (H.J.) Co. 5.72% due 12/01/95..................................       700,000         700,000
                    Wal-Mart Stores, Inc. 5.70% due 12/04/95.............................     2,775,000       2,773,682
                                                                                                           ------------
                                                                                                             11,281,761
                                                                                                           ------------
                    FEDERAL AGENCY OBLIGATIONS--2.0%
                    Federal Home Loan Bank Discount Notes 5.80% due 12/01/95.............     2,930,000       2,930,000
                                                                                                           ------------
                    TOTAL SHORT-TERM SECURITIES (cost $14,211,761).......................                    14,211,761
                                                                                                           ------------
                    TOTAL INVESTMENTS--
                      (cost $135,014,489)                                          101.1%                   151,487,988
                    Liabilities in excess of other assets --                        (1.1)                    (1,577,505)
                                                                                   ------                  ------------
                    NET ASSETS --                                                  100.0%                  $149,910,483
                                                                                                          =============
                                                                                   ======


              -----------------------------

              + Non-income producing securities

              ADR--American Depositary Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    PROVIDENT GROWTH
    PORTFOLIO                            INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                    COMMON STOCK--96.7%                                                      SHARES         VALUE
                    ---------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--2.9%

                    Retail--2.9%
                    AutoZone, Inc.+......................................................    49,500     $ 1,441,688
                    Office Depot, Inc.+..................................................    76,000       1,862,000
                                                                                                        ------------
                                                                                                          3,303,688
                                                                                                        ------------
                    CONSUMER STAPLES--0.9%

                    Household Products--0.9%
                    Gillette Co..........................................................    20,600       1,068,625
                                                                                                        ------------
                    ENERGY--2.0%

                    Energy Sources--2.0%
                    Enron Corp...........................................................    60,800       2,280,000
                                                                                                        ------------
                    FINANCE--15.9%

                    Financial Services--12.5%
                    Federal Home Loan Mortgage Corp......................................    5,300.         408,100
                    Federal National Mortgage Association................................    20,600       2,255,700
                    Finova Group, Inc....................................................    31,000       1,503,500
                    First Data Corp......................................................    83,625       5,937,375
                    First USA, Inc.......................................................    28,200       1,293,675
                    MBNA Corp............................................................    75,300       3,040,237

                    Insurance--3.4%
                    American International Group, Inc....................................    15,300       1,373,175
                    MGIC Investment Corp.................................................    36,400       2,024,750
                    PMI Group, Inc.......................................................    11,500         546,250
                                                                                                        ------------
                                                                                                         18,382,762
                                                                                                        ------------
                    HEALTHCARE--11.4%

                    Drugs--5.4%
                    Amgen, Inc.+.........................................................    17,000         843,625
                    Cardinal Health, Inc.................................................    26,800       1,447,200
                    Merck & Co., Inc.....................................................    14,200         878,625
                    Pfizer, Inc..........................................................    26,800       1,554,400
                    Quorum Health Group, Inc.+...........................................    41,600         899,600
                    Scherer (R.P.) Corp.+................................................    13,200         585,750

                    Health Services--2.5%
                    HEALTHSOUTH Corp.+...................................................    48,200       1,458,050
                    United Healthcare Corp...............................................    22,500       1,414,687

                    Medical Products--3.5%
                    Medtronic, Inc.......................................................    53,400       2,930,325
                    St. Jude Medical, Inc................................................    28,200       1,113,900
                                                                                                        ------------
                                                                                                         13,126,162
                                                                                                        ------------
                    INDUSTRIAL & COMMERCIAL--10.9%

                    Aerospace & Military Technology--1.8%
                    Boeing Co............................................................    28,300       2,062,363

                                                           ---------------------

                    COMMON STOCK (continued)                                                SHARES         VALUE
                    -----------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)

                    Business Services--2.3%
                    ASM Lithography Holdings NV+.........................................    20,000     $   842,500
                    CUC International, Inc.+.............................................    17,000         646,000
                    Loewen Group, Inc....................................................    45,400       1,203,100

                    Electrical Equipment--1.4%
                    AVX Corp.............................................................    24,000         690,000
                    SGS-Thomson Microelectronics NV+.....................................    25,000         931,250

                    Machinery--4.8%
                    American Standard Companies, Inc.+...................................    37,800       1,134,000
                    Applied Materials, Inc.+.............................................    55,400       2,693,825
                    Tyco International Ltd...............................................    53,400       1,675,425

                    Transportation--0.6%
                    Fritz Cos., Inc.+....................................................    17,400         674,250
                                                                                                        ------------
                                                                                                         12,552,713
                                                                                                        ------------
                    INFORMATION & ENTERTAINMENT--6.9%

                    Broadcasting & Media--5.0%
                    British Sky Broadcast Group PLC ADR..................................    49,900       1,989,762
                    Cabletron Systems, Inc.+.............................................    23,500       1,950,500
                    Capital Cities/ABC, Inc..............................................    14,900       1,842,013

                    Leisure & Tourism--1.9%
                    HFS, Inc.............................................................    31,200       2,160,600
                                                                                                        ------------
                                                                                                          7,942,875
                                                                                                        ------------
                    INFORMATION TECHNOLOGY--44.1%

                    Communication Equipment--9.7%
                    Ericsson (L.M.) Telephone Co. ADR....................................   206,400       4,902,000
                    Glenayre Technologies, Inc.+.........................................    16,800         961,800
                    Motorola, Inc........................................................    18,800       1,151,500
                    Nokia Corp. ADR......................................................    76,400       4,144,700

                    Computers & Business Equipment--8.4%
                    3Com Corp.+..........................................................    47,800       2,186,850
                    Automatic Data Processing, Inc.......................................    7,800.         621,075
                    Ceridian Corp.+......................................................    13,000         546,000
                    Computer Sciences Corp.+.............................................    23,600       1,716,900
                    Hewlett-Packard Co...................................................    24,500       2,030,437
                    United States Robotics Corp..........................................    23,800       2,612,050

                    Electronics--10.6%
                    Analog Devices, Inc.+................................................    50,950       1,885,150
                    Intel Corp...........................................................    65,700       3,999,487
                    LSI Logic Corp.+.....................................................    32,000       1,340,000
                    Molex, Inc...........................................................    26,875         839,844
                    Texas Instruments, Inc...............................................    49,100       2,841,663
                    Xilinx, Inc.+........................................................    39,800       1,278,575

                    Software--13.6%
                    Cisco Systems, Inc.+.................................................    33,800       2,843,425
                    Computer Associates International, Inc...............................    49,200       3,222,600
                    Informix Corp.+......................................................    56,600       1,567,113
                    Microsoft Corp.+.....................................................    38,700       3,371,737
                    Oracle Systems Corp.+................................................    88,550       4,017,956
                    Paychex, Inc.........................................................    15,000         676,875

---------------------

                    COMMON STOCK (continued)                                                 SHARES          VALUE
                    ---------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)

                    Telecommunications--1.8%
                    Andrew Corp.+........................................................    27,850        $ 1,204,513
                    Frontier Corp........................................................    35,400            915,975
                                                                                                           ------------
                                                                                                            50,878,225
                                                                                                           ------------
                    MATERIALS--1.7%

                    Chemicals--0.9%
                    Air Products & Chemicals, Inc........................................    17,500            971,250

                    Forest Products--0.8%
                    Alco Standard Corp...................................................    21,400            930,900
                                                                                                           ------------
                                                                                                             1,902,150
                                                                                                           ------------
                    TOTAL INVESTMENT SECURITIES (cost $83,389,759).......................                  111,437,200
                                                                                                           ------------

                                                                                             PRINCIPAL
                    REPURCHASE AGREEMENT--2.3%                                                AMOUNT
                    ---------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT--2.3%
                    Agreement with State Street Bank & Trust Co., bearing interest of
                      4.50% dated 11/30/95, to be repurchased 12/01/95 in the amount of
                      $2,633,329 and collateralized by $2,345,000 U.S. Treasury Bonds
                      7.50% due 11/15/16 (cost $2,633,000)...............................    $2,633,000      2,633,000
                                                                                                          ------------
                    TOTAL INVESTMENTS--
                      (cost $86,022,759)                                            99.0%                  114,070,200
                    Other assets less liabilities--                                  1.0                     1,205,839
                                                                                   -----                  ------------
                    NET ASSETS--                                                   100.0%                 $115,276,039
                                                                                   =====                  ============


              -----------------------------

              + Non-income producing securities

              ADR--American Depositary Receipt

              See Notes to Financial Statements

                                                          ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    VENTURE VALUE PORTFOLIOIINVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                    COMMON STOCK--87.9%                                                      SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY--4.7%

                    Automotive--2.3%
                    General Motors Corp. ................................................        72,000     $ 3,492,000

                    Retail--2.4%
                    Federated Department Stores, Inc.+...................................        68,800       2,003,800
                    Harcourt General, Inc. ..............................................        36,600       1,473,150
                    Office Max, Inc. ....................................................           100           2,275
                    Sears, Roebuck & Co. ................................................         8,100         318,937
                                                                                                            ------------
                                                                                                              7,290,162
                                                                                                            ------------
                    CONSUMER STAPLES--8.5%

                    Food, Beverage & Tobacco--7.5%
                    American Brands, Inc. ...............................................         2,400         100,200
                    Archer-Daniels-Midland Co. ..........................................         3,200          55,200
                    Coca-Cola Co. .......................................................        53,000       4,014,750
                    McDonald's Corp. ....................................................        69,600       3,105,900
                    Nestle SA ADR........................................................        32,900       1,756,113
                    Philip Morris Cos., Inc. ............................................         2,600         228,150
                    Seagram Co., Ltd. ...................................................        36,600       1,335,900
                    Tyson Foods, Inc. ...................................................        43,400       1,030,750

                    Household Products--1.0%
                    American Home Products Corp. ........................................           600          54,750
                    Gillette Co. ........................................................        27,800       1,442,125
                    Maytag Corp. ........................................................         2,200          44,825
                                                                                                            ------------
                                                                                                             13,168,663
                                                                                                            ------------
                    ENERGY--4.3%

                    Energy Services--4.2%
                    Amerada Hess Corp. ..................................................        45,200       2,147,000
                    Amoco Corp. .........................................................           700          47,425
                    Burlington Resources, Inc. ..........................................        55,100       2,121,350
                    Chevron Corp. .......................................................         4,100         202,438
                    Energy Ventures, Inc.+...............................................        28,400         596,400
                    Exxon Corp. .........................................................         6,500         502,937
                    Mobil Corp. .........................................................           600          62,625
                    Schlumberger Ltd. ...................................................        11,600         736,600
                    Sonat, Inc. .........................................................         1,200          38,700

                    Energy Sources--0.1%
                    Atlantic Richfield Co. ..............................................         1,300         140,888
                                                                                                            ------------
                                                                                                              6,596,363
                                                                                                            ------------
                    FINANCE--41.7%

                    Banks--10.3%
                    Banc One Corp. ......................................................        80,900       3,084,312
                    First Bank Systems, Inc. ............................................        68,900       3,556,962
                    First Union Corp. ...................................................         1,100          60,088
                    Golden West Financial Corp. .........................................        38,300       1,958,088
                    Republic New York Corp. .............................................        13,100         825,300
                    State Street Boston Corp. ...........................................        56,200       2,529,000
                    Wells Fargo & Co. ...................................................        18,400       3,868,600

---------------------

                    COMMON STOCK (continued)                                                    SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)

                    Financial Services--13.4%
                    American Express Co. ................................................       121,300     $ 5,155,250
                    Barnett Banks, Inc. .................................................        24,500       1,473,063
                    Dean Witter, Discover & Co. .........................................        12,800         652,800
                    Donaldson Lufkin & Jenrette, Inc. ...................................        26,100         867,825
                    Federal Home Loan Mortgage Corp. ....................................        10,800         831,600
                    Morgan (J.P.) & Co., Inc. ...........................................        38,000       2,983,000
                    Morgan Stanley Group, Inc. ..........................................        44,100       3,803,625
                    Travelers Group, Inc. ...............................................        85,200       5,069,400

                    Insurance--18.0%
                    20th Century Industries+ ............................................        76,400       1,394,300
                    Allstate Corp. ......................................................        97,795       4,009,595
                    American International Group, Inc. ..................................        21,700       1,947,575
                    Berkley (W.R.) Corp. ................................................        45,200       2,045,300
                    Chubb Corp. .........................................................        45,800       4,454,050
                    Equitable Cos., Inc. ................................................       176,700       4,395,412
                    General Reinsurance Group............................................        28,900       4,324,162
                    NAC Reinsurance Corp. ...............................................        48,900       1,613,700
                    National Reinsurance Corp. ..........................................        21,700         713,388
                    Progressive Corp., Ohio..............................................        36,100       1,606,450
                    Transatlantic Holdings, Inc. ........................................        19,400       1,333,750
                                                                                                            ------------
                                                                                                             64,556,595
                                                                                                            ------------
                    HEALTHCARE--3.1%

                    Drugs--3.1%
                    Bristol-Myers Squibb Co. ............................................           500          40,125
                    Johnson & Johnson Co. ...............................................        14,700       1,273,388
                    Merck & Co., Inc. ...................................................        10,400         643,500
                    Pfizer, Inc. ........................................................        48,500       2,813,000

                    Health Services--0.0%
                    Transport Holdings, Inc.+ ...........................................           316          12,403
                                                                                                            ------------
                                                                                                              4,782,416
                                                                                                            ------------
                    INDUSTRIAL & COMMERCIAL--1.4%

                    Business Services--0.0%
                    Dun & Bradstreet Corp. ..............................................           300          18,713
                    WMX Technologies, Inc. ..............................................         1,000          29,500

                    Electrical Equipment--0.2%
                    General Electric Co. ................................................         3,200         215,200

                    Transportation--1.2%
                    Illinois Central Corp. ..............................................        21,000         850,500
                    Union Pacific Corp. .................................................        15,500       1,050,125
                                                                                                            ------------
                                                                                                              2,164,038
                                                                                                            ------------
                    INFORMATION & ENTERTAINMENT--6.5%

                    Broadcasting & Media--4.6%
                    Gannett Co., Inc. ...................................................        49,400       3,013,400
                    News Corp., Ltd. ADR.................................................       142,000       2,680,250
                    Tribune Co. .........................................................        23,500       1,515,750

                    Leisure & Tourism--1.9%
                    Disney (Walt) Co. ...................................................        14,300         859,788
                    Host Marriott Corp.+ ................................................       158,900       2,045,837
                                                                                                            ------------
                                                                                                             10,115,025
                                                                                                            ------------

                                                           ---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY--8.9%

                    Communication Equipment--1.5%
                    AirTouch Communications, Inc.+.......................................        57,000     $ 1,660,125
                    Cellular Communications, Inc.+ ......................................        11,900         569,713
                    SBC Communications, Inc. ............................................           700          37,800

                    Computers & Business Equipment--2.4%
                    Hewlett-Packard Co. .................................................        44,500       3,687,937

                    Electronics--5.0%
                    Cirrus Logic, Inc.+..................................................        32,400         939,600
                    Intel Corp. .........................................................        68,600       4,176,025
                    Texas Instruments, Inc. .............................................        46,100       2,668,037

                    Telecommunications--0.0%
                    Royal PTT Nederland NV ADR+ .........................................           100           3,538
                                                                                                            ------------
                                                                                                             13,742,775
                                                                                                            ------------
                    MATERIALS--5.7%

                    Chemicals--0.9%
                    Dow Chemical Co. ....................................................           400          28,350
                    Eastman Kodak Co. ...................................................        21,800       1,482,400

                    Forest Products--4.5%
                    Fort Howard Corp.+...................................................        86,200       1,713,225
                    International Paper Co. .............................................           600          22,875
                    Jefferson Smurfit Corp. .............................................        57,700         649,125
                    Mead Corp. ..........................................................        20,100       1,148,212
                    Union Camp Corp. ....................................................        47,400       2,328,525
                    Weyerhaeuser Co. ....................................................        24,200       1,095,050

                    Metals & Minerals--0.3%
                    Alumax, Inc.+........................................................         3,900         129,675
                    Reynolds Metals Co. .................................................         5,500         317,625
                                                                                                            ------------
                                                                                                              8,915,062
                                                                                                            ------------
                    REAL ESTATE--2.0%

                    Real Estate Investment Trusts--2.0%
                    Federal Realty Investment Trust......................................        25,000         550,000
                    Kimco Realty Corp. ..................................................         3,700         148,000
                    Mid-Atlantic Realty Trust............................................        14,800         125,800
                    Saul Centers, Inc. ..................................................        15,900         220,613
                    Simon Property Group, Inc. ..........................................           400           9,300
                    United Dominion Realty Trust, Inc. ..................................        27,300         385,612
                    Vornado Realty Trust.................................................        39,200       1,391,600
                    Weingarten Realty Investors..........................................         8,000         274,000
                                                                                                            ------------
                                                                                                              3,104,925
                                                                                                            ------------
                    UTILITIES--1.1%

                    Electric Utilities--0.1%
                    Carolina Power & Light Co. ..........................................           600          19,725
                    Duke Power Co. ......................................................           900          40,387
                    New England Electric Systems.........................................           300          11,700
                    San Diego Gas & Electric Co. ........................................           500          11,375
                    SCEcorp. ............................................................           700          10,938
                    Southern Co. ........................................................         1,200          27,450
                    Wisconsin Energy Corp. ..............................................           500          14,750

---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES (continued)

                    Telephone--1.0%
                    AT&T Corp. ..........................................................         7,700    $    508,200
                    MCI Communications Corp. ............................................        39,700       1,061,975
                                                                                                           ------------
                                                                                                              1,706,500
                                                                                                            -----------
                    TOTAL COMMON STOCK (cost $121,711,418)...............................                   136,142,524
                                                                                                           ------------

                    PREFERRED STOCK--2.4%
                    ---------------------------------------------------------------------------------------------------
                    FINANCE--2.4%
                    Banks--2.4%
                    Banc One Corp., Series C.............................................         3,700         250,213
                    Citicorp.............................................................        18,510       3,549,292
                                                                                                           ------------
                    TOTAL PREFERRED STOCK (cost $3,029,488)..............................                     3,799,505
                                                                                                           ------------
                    TOTAL INVESTMENT SECURITIES (cost $124,740,906)......................                   139,942,029
                                                                                                           ------------

                                                                                             PRINCIPAL
                    SHORT-TERM SECURITIES--11.0%                                               AMOUNT
                    ---------------------------------------------------------------------------------------------------
                    FEDERAL AGENCY OBLIGATIONS--11.0%

                    Federal Farm Credit Bank Discount Notes 5.68% due 12/04/95...........   $ 5,410,000       5,407,439
                    Federal Home Loan Mortgage Discount Notes 5.80% due 12/01/95.........    11,590,000      11,590,000
                                                                                                           ------------
                    TOTAL SHORT-TERM SECURITIES (cost $16,997,439)                                           16,997,439
                                                                                                           ------------
                    TOTAL INVESTMENTS--
                      (cost $141,738,345)                                          101.3%                   156,939,468
                    Liabilities in excess of other assets--                         (1.3)                    (2,031,471)
                                                                                   ------                  ------------
                      NET ASSETS--                                                 100.0%                  $154,907,997
                                                                                   ======                  ============


              -----------------------------

              + Non-income producing securities

              ADR--American Depositary Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL EQUITIES PORTFOLIO            INVESTMENT PORTFOLIO--NOVEMBER 30, 1995

                    COMMON STOCK--94.7%                                                        SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    AUSTRALIA--1.0%
                    Coca-Cola Amatil Ltd. (Consumer Staples).............................        67,219     $   543,778
                    Mayne Nickless Ltd. (Industrial & Commercial)........................        27,313         125,680
                    National Australia Bank Ltd. (Finance)...............................        41,000         357,236
                    Qantas Airways Ltd. (Industrial & Commercial)........................        41,731          70,925
                    Woolworths Ltd. (Consumer Discretionary).............................       275,404         643,849
                                                                                                            ------------
                                                                                                              1,741,468
                                                                                                            ------------
                    BELGIUM--0.3%
                    Kredietbank NV (Finance).............................................         2,271         580,545
                                                                                                            ------------
                    CANADA--1.4%
                    Alcan Aluminium Ltd. (Materials).....................................            52           1,763
                    Magna International, Inc. (Consumer Discretionary)...................        15,000         651,454
                    Renaissance Energy Ltd. (Energy).....................................        71,900       1,653,938
                                                                                                            ------------
                                                                                                              2,307,155
                                                                                                            ------------
                    DENMARK--0.7%
                    Den Danske Bank (Finance)............................................        15,300       1,035,112
                    Tele Danmark A/S (Utilities).........................................         3,300         179,668
                                                                                                            ------------
                                                                                                              1,214,780
                                                                                                            ------------
                    FINLAND--1.0%
                    Metsa-Serla Oy (Materials)...........................................        14,400         485,446
                    Nokia Corp. (Information Technology).................................        12,800         702,315
                    Unitas Ltd. (Finance)................................................       175,035         435,431
                                                                                                            ------------
                                                                                                              1,623,192
                                                                                                            ------------
                    FRANCE--5.6%
                    Assurance General de France (Finance)................................        22,600         726,841
                    Banque National Paris (Finance)......................................        16,200         717,403
                    Bouygues SA (Consumer Discretionary).................................         3,100         340,407
                    Casino Guichard Perrachon et Cie S.C.A. (Consumer Discretionary).....         6,849         193,509
                    Cie Financiere de Paribas (Finance)..................................         8,415         467,247
                    Credit Foncier de France (Finance)...................................         7,300         142,328
                    Eaux (cie Generale) (Industrial & Commercial)........................         7,370         717,137
                    Groupe Danone (Consumer Staples).....................................         4,490         702,673
                    Legris Industries SA (Industrial & Commercial).......................         5,700         191,885
                    Peugeot SA (Consumer Discretionary)..................................         5,550         717,313
                    Salomon SA (Consumer Staples)........................................           920         512,125
                    Sanofi SA (Healthcare)...............................................         7,600         439,964
                    Sefimeg (Real Estate)................................................         3,700         255,786
                    Seita (Healthcare)...................................................        16,000         525,799
                    Simco (Real Estate)..................................................         2,600         237,050
                    Societe de Immeubles (Real Estate)...................................         2,671         147,720
                    Total SA (Energy)....................................................        12,405         763,117
                    TV Francaise (Information & Entertainment)...........................         3,430         338,842
                    Unibail SA (Finance).................................................         4,630         459,243
                    Union Immeubles de France (Real Estate)..............................         3,300         295,582
                    USINOR SACILOR (Materials)...........................................        23,900         344,336
                                                                                                            ------------
                                                                                                              9,236,307
                                                                                                            ------------
                    GERMANY--2.7%
                    Bayer AG (Materials).................................................         3,810         991,290
                    Deutsche Bank AG (Finance)...........................................        22,000       1,032,082

---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    GERMANY (continued)
                    KSB Kl Schanz Beck (Finance).........................................           950     $   154,360
                    Lufthansa AG (Industrial & Commercial)...............................         3,780         501,805
                    Schmalbach-Lubeca AG (Materials).....................................         2,400         350,135
                    Sudzucker AG (Consumer Staples)......................................           953         484,308
                    Veba AG (Utilities)..................................................        22,180         904,805
                                                                                                            ------------
                                                                                                              4,418,785
                                                                                                            ------------
                    HONG KONG--1.7%
                    CITIC Pacific Ltd. (Information & Entertainment).....................        97,000         305,363
                    Consolidated Electric Power (Utilities)..............................       257,000         420,309
                    Dao Heng Bank Group (Finance)........................................       101,000         372,144
                    Hong Kong & China Gas Co., Ltd. (Utilities)..........................        79,400         129,854
                    Hopewell Holdings Ltd. (Real Estate).................................       647,000         365,955
                    Hysan Development Co., Ltd. (Real Estate)............................        50,000         130,254
                    Johnson Electric Holdings Ltd. (Industrial & Commercial).............       109,000         225,471
                    New World Development Co., Ltd. (Real Estate)........................        32,783         136,898
                    New World Infrastructure Ltd. (Consumer Discretionary)...............           227             395
                    Sun Hung Kai Properties Ltd. (Real Estate)...........................        24,000         193,150
                    Television Broadcasting Ltd. (Information & Entertainment)...........        68,000         256,707
                    Yizheng Chemical Fibre (Materials)...................................       947,000         231,397
                                                                                                            ------------
                                                                                                              2,767,897
                                                                                                            ------------
                    INDIA--0.2%
                    Bajaj Auto GDR (Consumer Discretionary)..............................        13,400         301,500
                                                                                                            ------------
                    INDONESIA--0.7%
                    Hanjaya Mandala Sampoerna (Healthcare)...............................        60,000         601,708
                    Indosat (Information Technology).....................................       123,500         417,796
                    Perusahaan Persero Part Telekom ADR (Utilities)......................         6,000         126,000
                                                                                                            ------------
                                                                                                              1,145,504
                                                                                                            ------------
                    IRELAND--0.3%
                    Irish Life PLC (Finance).............................................       120,066         462,012
                                                                                                            ------------
                    ITALY--0.9%
                    ENI SPA (Energy).....................................................       106,000         347,993
                    Rinascente (Consumer Discretionary)..................................       102,000         571,497
                    SIP (Finance)........................................................       284,050         386,331
                    Telecom Italia Mobile SPA nonconvertible (Utilities).................        92,500          90,234
                    Telecom Italia Mobile SPA (Utilities)................................        24,450          39,446
                                                                                                            ------------
                                                                                                              1,435,501
                                                                                                            ------------
                    JAPAN--23.2%
                    Amano Corp. (Industrial & Commercial)................................        39,000         490,614
                    Aoki International Co., Ltd. (Consumer Discretionary)................         3,000          71,057
                    Asahi Bank (Finance).................................................       113,000       1,310,467
                    Asahi Glass Co., Ltd. (Materials)....................................        72,000         792,531
                    Bank of Tokyo Ltd. (Finance).........................................        37,000         603,636
                    Canon, Inc. (Information Technology).................................        10,000         175,921
                    Chiba Bank Ltd. (Finance)............................................        23,000         202,310
                    Dai Nippon Printing Co., Ltd. (Industrial & Commercial)..............        25,000         437,346
                    Daifuku Co., Ltd. (Industrial & Commercial)..........................        25,000         304,668
                    Daito Trust Construction Co. (Industrial & Commercial)...............         4,000          38,880
                    Daiwa House Industry Co. Ltd. (Industrial & Commercial)..............        14,000         209,140
                    Daiwa Securities Co., Ltd. (Finance).................................        14,000         194,005
                    DDI Corp. (Healthcare)...............................................           208       1,672,177
                    East Japan Railway (Industrial & Commercial).........................           135         662,064
                    Fuji Bank Ltd. (Finance).............................................        59,000       1,229,287
                    Fuji Photo Film Co., Ltd. (Materials)................................        11,000         272,432

                                                           ---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Furukawa Co., Ltd. (Materials).......................................        40,000     $   199,312
                    Heiwa Corp. (Industrial & Commercial)................................        23,000         596,757
                    Hirose Electric Co., Ltd. (Information Technology)...................         3,000         182,506
                    Hokkaido Takushoku Bank Ltd. (Finance)...............................        75,000         198,280
                    Honda Motor Co., Ltd. (Consumer Discretionary).......................        11,000         198,919
                    House Food Corp. (Consumer Staples)..................................        18,000         318,428
                    Ito-Yokado Co. (Consumer Discretionary)..............................         7,000         386,634
                    Japan Securities Finance Co., Ltd. (Finance).........................        30,000         430,467
                    Kamigumi Co., Ltd. (Industrial & Commercial).........................        28,000         255,096
                    Kandenko Co. (Consumer Discretionary)................................        24,000         292,482
                    Kao Corp. (Consumer Staples).........................................        62,000         761,671
                    Kirin Brewery Co., Ltd. (Consumer Staples)...........................        35,000         371,499
                    Kokuyo Co., Ltd. (Industrial & Commercial)...........................         9,000         193,710
                    Kuraray Co., Ltd. (Materials)........................................        57,000         582,604
                    Kyocera Corp. (Information Technology)...............................         4,000         316,462
                    Long-Term Credit Bank of Japan Ltd. (Finance)........................        22,000         181,405
                    Mabuchi Motor Co., Ltd. (Consumer Discretionary).....................         6,000         371,499
                    Maeda Corp. (Industrial & Commercial)................................         9,000         153,907
                    Marui Co., Ltd. (Consumer Discretionary).............................         3,000          56,020
                    Matsushita Electric Industrial Co., Ltd. (Industrial & Commercial)...        58,000         860,737
                    Matsushita Electric Works Ltd. (Industrial & Commercial).............        37,000         381,818
                    Mitsubishi Bank Ltd. (Finance).......................................        56,000       1,221,818
                    Mitsubishi Heavy Industrial Ltd. (Industrial & Commercial)...........        47,000         374,614
                    Mitsubishi Materials Corp. (Materials)...............................        39,000         196,246
                    Mitsubishi Oil Co., Ltd. (Utilities).................................        47,000         403,715
                    Mitsui Marine & Fire Co., Ltd. (Finance).............................        60,000         403,931
                    Mitsui Trust & Banking Co. (Finance).................................       123,000       1,153,238
                    Mori Seiki Co., Ltd. (Industrial & Commercial).......................         9,000         178,673
                    National House Industrial Co., Ltd. (Industrial & Commercial)........        14,000         227,027
                    NGK Insulators Ltd. (Industrial & Commercial)........................        25,000         248,157
                    NGK Spark Plug Co., Ltd. (Industrial & Commercial)...................         7,000          90,123
                    Nikko Securities Co., Ltd. (Finance).................................        39,000         429,287
                    Nintendo Co., Ltd. (Consumer Discretionary)..........................         5,100         402,988
                    Nippon Express Co., Ltd. (Industrial & Commercial)...................        35,000         303,735
                    Nippon Light Metal Co., Ltd. (Materials).............................        40,000         231,941
                    Nippon Steel Corp. (Materials).......................................       112,000         385,258
                    Nisshin Steel Co., Ltd. (Materials)..................................        94,000         386,162
                    NKK Corp. (Materials)................................................       140,000         385,258
                    Nomura Securities International, Inc. (Finance)......................        61,000       1,199,017
                    Ono Pharmaceutical Co., Ltd. (Healthcare)............................         1,000          35,774
                    Osaka Gas Co. (Utilities)............................................        89,000         302,644
                    Rohm Co. (Information Technology)....................................        15,000         915,479
                    Sakura Bank Ltd. (Finance)...........................................       113,000       1,221,622
                    Sankyo Co., Ltd. (Healthcare)........................................         8,000         178,477
                    Santen Pharmaceutical Co. (Healthcare)...............................         2,000          44,226
                    Seven-Eleven Japan Co., Ltd. (Consumer Discretionary)................        23,000       1,591,351
                    Shimano, Inc. (Industrial & Commercial)..............................         7,000         122,457
                    Shimizu Construction Co. (Consumer Discretionary)....................        37,000         378,182
                    Shiseido Co., Ltd. (Healthcare)......................................        24,000         254,742
                    Sony Corp. ADR (Consumer Discretionary)..............................         2,020         108,827
                    Sumitomo Electric Industries Ltd. (Industrial & Commercial)..........        27,000         315,774
                    Sumitomo Marine & Fire Insurance Co., Ltd. (Finance).................        46,000         355,794
                    Sumitomo Realty & Development Co., Ltd. (Real Estate)................        52,000         349,052
                    Sumitomo Rubber Industries Ltd. (Industrial & Commercial)............        14,000         111,450
                    Sumitomo Bank (Finance)..............................................        81,000       1,560,295
                    Taisho Pharmaceutical Co., Ltd. (Healthcare).........................        19,000         358,526
                    Takeda Chemical Industries Ltd. (Healthcare).........................        24,000         358,526
                    Toagosei Co., Ltd. (Materials).......................................        21,000         114,752
                    Tokai Bank Ltd. (Finance)............................................        47,000         572,776

---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Tokyo Electric Power Co., Inc. (Utilities)...........................        19,190     $   497,903
                    Tokyo Gas Co., Ltd. (Utilities)......................................       181,000         638,614
                    Tokyo Steel Manufacturing Co., Ltd. (Materials)......................        38,000         702,113
                    Tostem Corp. (Industrial & Commercial)...............................        17,000         517,936
                    Toyo Kanetsu K.K. (Energy)...........................................        39,000         165,199
                    Toyota Motor Corp. (Consumer Discretionary)..........................        65,000       1,284,029
                    Ube Industries Ltd. (Materials)......................................        29,000         110,015
                    Yakult Honsha Co. (Consumer Staples).................................        26,000         344,963
                    Yamanouchi Pharmaceutical Co., Ltd. (Healthcare).....................        22,000         473,513
                    Yamazaki Baking Co. (Consumer Staples)...............................        16,000         284,619
                                                                                                            ------------
                                                                                                             38,447,566
                                                                                                            ------------
                    KOREA--0.5%
                    Hyundai Motor Co. GDR (Consumer Discretionary).......................         1,000          16,250
                    Korea Electric Power Corp. (Utilities)...............................         7,000         277,947
                    Korea Electric Power Corp. ADR (Utilities)...........................         4,400         106,700
                    Korea Mobile Telecommunications Corp. GDR (Information
                      Technology)........................................................         5,100         189,975
                    Pohang Iron & Steel Co., Ltd. ADR (Materials)........................        10,000         245,000
                    Pohang Iron & Steel Co., Ltd. (Materials)............................           590          44,787
                                                                                                            ------------
                                                                                                                880,659
                                                                                                            ------------
                    MALAYSIA--1.1%
                    AMMB Holdings Bhd (Finance)..........................................        32,000         331,100
                    Malakoff Bhd (Industrial & Commercial)...............................        80,000         245,960
                    Petronas Gas Bhd (Energy)............................................        74,000         249,389
                    Rashid Hussain Bhd (Finance).........................................        33,000          81,947
                    Resorts World Bhd (Information & Entertainment)......................        67,000         327,473
                    Telekom Malaysia Bhd (Utilities).....................................        73,000         543,831
                                                                                                            ------------
                                                                                                              1,779,700
                                                                                                            ------------
                    MEXICO--0.2%
                    Panamerican Beverages, Inc. ADR (Consumer Staples)...................         8,200         264,450
                    Telefonos de Mexico SA ADR (Utilities)...............................         3,300         108,900
                                                                                                            ------------
                                                                                                                373,350
                                                                                                            ------------
                    NETHERLANDS--1.8%
                    Fortis NV (Finance)..................................................        20,900       1,396,517
                    Heineken NV (Consumer Staples).......................................         4,021         704,724
                    Internationale Nederlanden Groep NV CVA (Finance)....................        12,357         808,894
                                                                                                            ------------
                                                                                                              2,910,135
                                                                                                            ------------
                    NEW ZEALAND--0.5%
                    Air New Zealand Ltd. (Industrial & Commercial).......................         4,000          13,971
                    Fletcher Challenge Ltd. (Industrial & Commercial)....................        91,000         128,328
                    Lion Nathan Ltd. (Consumer Staples)..................................       116,000         266,580
                    Telecommunications Corp. of New Zealand (Utilities)..................       108,100         452,387
                                                                                                            ------------
                                                                                                                861,266
                                                                                                            ------------
                    NORWAY--0.6%
                    Bergesen D.Y. AS (Industrial & Commercial)...........................        21,300         438,106
                    Christiania Bank Og Kreditkasse (Finance)............................       230,000         516,408
                                                                                                            ------------
                                                                                                                954,514
                                                                                                            ------------
                    PHILIPPINES--0.2%
                    Manila Electric Co. (Utilities)......................................        42,750         329,788
                    Philippine Commerce International Bank (Finance).....................         4,470          37,556
                                                                                                            ------------
                                                                                                                367,344
                                                                                                            ------------

                                                           ---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    SINGAPORE--1.0%
                    Oversea Chinese Banking Corp. Ltd. (Finance).........................        39,000     $   467,281
                    Overseas Union Bank Ltd. (Finance)...................................       103,000         653,563
                    Singapore Airlines Ltd. (Industrial & Commercial)....................        13,000         121,659
                    Singapore Press Holdings Ltd. (Information & Entertainment)..........        26,400         417,384
                                                                                                            ------------
                                                                                                              1,659,887
                                                                                                            ------------
                    SPAIN--1.2%
                    Banco Intercontinental Espanol (Finance).............................         7,000         663,908
                    Repsol SA (Energy)...................................................        20,400         643,008
                    Tabacalera SA (Consumer Staples).....................................        15,800         593,518
                    Uralita SA (Materials)...............................................        12,300         124,741
                                                                                                            ------------
                                                                                                              2,025,175
                                                                                                            ------------
                    SWEDEN--1.4%
                    Astra AB (Healthcare)................................................        32,600       1,215,880
                    Stora Kopparbergs (Materials)........................................        43,200         550,255
                    Tidnings AB Marieberg (Information & Entertainment)..................        21,700         516,391
                                                                                                            ------------
                                                                                                              2,282,526
                                                                                                            ------------
                    SWITZERLAND--2.1%
                    Baloise Holdings (Finance)...........................................           100         202,042
                    Ciba-Geigy AG (Materials)............................................         1,200       1,069,842
                    Forbo Holding SA (Finance)...........................................         1,400         544,279
                    Nestle SA (Consumer Staples).........................................         1,030       1,097,907
                    Winterthur Swiss Insurance Co. (Finance).............................           812         540,873
                                                                                                            ------------
                                                                                                              3,454,943
                                                                                                            ------------
                    TAIWAN--0.2%
                    Advanced Semiconductor Materials International NV GDR (Information
                      Technology)+.......................................................        21,100         238,430
                    China Steel Corp. GDS (Materials)....................................         6,000          95,220
                                                                                                            ------------
                                                                                                                333,650
                                                                                                            ------------
                    THAILAND--0.2%
                    Bangkok Bank (Finance)...............................................        19,000         202,385
                    Thai Farmers Bank (Finance)..........................................        23,000         204,769
                                                                                                            ------------
                                                                                                                407,154
                                                                                                            ------------
                    UNITED KINGDOM--7.9%
                    Anglian Water PLC (Industrial & Commercial)..........................        13,300         120,335
                    B.A.T. Industries PLC (Consumer Staples).............................       131,000       1,117,070
                    British Airways PLC (Industrial & Commercial)........................        88,000         619,718
                    British Land Co. PLC (Real Estate)...................................        76,000         436,895
                    British Telecommunications PLC (Information Technology)..............       120,000         691,672
                    BTR PLC (Industrial & Commercial)....................................       135,800         695,424
                    Enterprise Oil PLC (Energy)..........................................        39,600         215,824
                    Forte PLC (Information & Entertainment)..............................        84,500         442,422
                    General Electric Co. (Industrial & Commercial).......................       136,291         663,511
                    Grand Metropolitan PLC (Industrial & Commercial).....................       120,200         813,356
                    Hepworth PLC (Industrial & Commercial)...............................       117,000         557,953
                    House Of Fraser PLC (Consumer Discretionary).........................        62,200         157,119
                    Marley PLC (Industrial & Commercial).................................       214,800         369,948
                    Meyer International PLC (Materials)..................................        13,300          79,409
                    Mowlem (John) & Co. PLC (Materials)..................................       360,000         319,657
                    P & O PLC (Industrial & Commercial)..................................        71,354         530,622
                    Royal Bank of Scotland Group PLC (Finance)...........................        77,800         664,611
                    Rugby Group PLC (Industrial & Commercial)............................       309,600         507,153
                    Sainsbury (J.) PLC (Consumer Discretionary)..........................        69,700         410,282
                    Smith (W.H.) Group PLC (Consumer Discretionary)......................        75,000         497,168
                    Smithkline Beecham PLC (Healthcare)..................................        31,593         335,905
                    Tate & Lyle, PLC (Consumer Staples)..................................       119,000         828,919

---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED KINGDOM (continued)
                    Thorn EMI PLC (Consumer Discretionary)...............................        11,500     $   274,208
                    Vodafone Group PLC (Information Technology)..........................       228,500         815,072
                    Wimpey (George) PLC (Consumer Discretionary).........................       499,400       1,001,552
                                                                                                            ------------
                                                                                                             13,165,805
                                                                                                            ------------
                    UNITED STATES--36.1%
                    AirTouch Communications, Inc. (Information Technology)+..............        46,900       1,365,962
                    Alco Standard Corp. (Materials)......................................        12,800         556,800
                    AlliedSignal, Inc. (Industrial & Commercial).........................        20,000         945,000
                    Alumax, Inc. (Materials)+............................................         4,500         149,625
                    American International Group, Inc. (Finance).........................        15,900       1,427,025
                    Applied Materials, Inc. (Industrial & Commercial)+...................         2,200         106,975
                    AT&T Corp. (Utilities)...............................................        37,400       2,468,400
                    Atlantic Richfield Co. (Energy)......................................        13,000       1,408,875
                    BankAmerica Corp. (Finance)..........................................        13,500         858,938
                    Boeing Co. (Industrial & Commercial).................................        12,200         889,075
                    Campbell Soup Co. (Consumer Staples).................................        14,400         804,600
                    Carnival Corp. (Information & Entertainment).........................        25,500         663,000
                    Centocor, Inc. (Industrial & Commercial)+............................        10,000         140,000
                    Century Telephone Enterprises, Inc. (Utilities)......................        27,100         846,875
                    Colgate-Palmolive Co. (Consumer Staples).............................        13,600         996,200
                    Columbia/HCA Healthcare Corp. (Healthcare)...........................        29,000       1,497,125
                    COMPAQ Computer Corp. (Information Technology)+......................        27,800       1,376,100
                    Conrail, Inc. (Industrial & Commercial)..............................         2,700         188,663
                    Cox Communications, Inc. (Information Technology)+...................        23,500         470,000
                    Dean Witter, Discover & Co. (Finance)................................        21,200       1,081,200
                    Disney (Walt) Co. (Information & Entertainment)......................        10,700         643,338
                    Eastman Kodak Co. (Materials)........................................        14,200         965,600
                    Enron Corp. (Energy).................................................        15,000         562,500
                    Federal National Mortgage Association (Finance)......................         6,200         678,900
                    Federated Department Stores, Inc. (Consumer Discretionary)+..........        31,500         917,437
                    Fifth Third Bancorp (Finance)........................................        10,000         731,250
                    First Chicago Corp. (Finance)........................................        18,200       1,264,900
                    FPL Group, Inc. (Utilities)+.........................................        37,000       1,604,875
                    General Electric Co. (Industrial & Commercial).......................        22,300       1,499,675
                    General Instrument Corp. (Information Technology)+...................        27,100         694,438
                    General Motors Corp., Class E (Information Technology)...............        17,600         888,800
                    Gillette Co. (Consumer Staples)......................................        17,400         902,625
                    Goodyear Tire & Rubber Co. (Consumer Discretionary)..................        31,100       1,317,862
                    Houston Industries, Inc. (Utilities).................................        34,000       1,555,500
                    Illinois Central Corp. (Industrial & Commercial).....................         5,400         218,700
                    Intel Corp. (Information Technology).................................        28,200       1,716,675
                    International Business Machines Corp. (Information Technology).......        10,800       1,043,550
                    ITT Corp. (Finance)..................................................         4,000         490,500
                    Lilly (Eli) & Co. (Healthcare).......................................        16,900       1,681,550
                    Lowe's Cos., Inc. (Consumer Discretionary)...........................        30,100         948,150
                    May Department Stores Co. (Consumer Discretionary)...................        16,340         712,833
                    MBNA Corp. (Finance).................................................        15,200         613,700
                    McDonald's Corp. (Consumer Staples)..................................        19,400         865,725
                    Merrill Lynch & Co., Inc. (Finance)..................................        16,160         898,900
                    Morton International, Inc. (Materials)...............................        19,000         657,875
                    Motorola, Inc. (Information Technology)..............................         6,900         422,625
                    National Semiconductor Corp. (Information Technology)+...............        41,100         878,512
                    NationsBank Corp. (Finance)..........................................        16,340       1,166,267
                    Pep Boys-Manny, Moe & Jack (Consumer Discretionary)..................         1,300          34,450
                    PepsiCo, Inc. (Consumer Staples).....................................        33,000       1,823,250
                    Philip Morris Cos., Inc. (Consumer Staples)..........................        21,700       1,904,175
                    PMI Group, Inc. (Finance)............................................        11,000         522,500
                    Republic New York Corp. (Finance)....................................         8,500         535,500

                                                           ---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED STATES (continued)
                    Rohm & Haas Co. (Materials)..........................................        18,530     $ 1,116,432
                    Schering-Plough Corp. (Healthcare)...................................        26,200       1,503,225
                    Transport Holdings, Inc. (Finance)...................................           100           3,925
                    Travelers, Inc. (Finance)............................................        31,500       1,874,250
                    U.S. HealthCare, Inc. (Healthcare)...................................        30,000       1,365,000
                    Union Carbide Corp. (Materials)......................................        29,900       1,184,787
                    United Healthcare Corp. (Healthcare).................................         7,900         496,713
                    Value Health, Inc. (Healthcare)+.....................................        14,700         369,338
                    Wendy's International, Inc. (Consumer Staples).......................        44,400         915,750
                    Western Atlas, Inc. (Energy)+........................................        11,300         540,988
                    WMX Technologies, Inc. (Industrial & Commercial).....................        31,400         926,300
                                                                                                            ------------
                                                                                                             59,900,283
                                                                                                            ------------
                    TOTAL COMMON STOCK (cost $145,786,621)...............................                   157,038,603
                                                                                                            ------------

                    PREFERRED STOCK--0.9%
                    ----------------------------------------------------------------------------------------------------
                    BRAZIL--0.3%
                    Dixie Toga SA (Industrial & Commercial)..............................       139,000         109,347
                    Klabin Fabricadora (Materials).......................................       265,625         255,699
                    Sider Riograndense (Materials).......................................     7,000,000         115,930
                                                                                                            ------------
                                                                                                                480,976
                                                                                                            ------------
                    GERMANY--0.6%
                    Henkel KGAA (Consumer Staples).......................................         1,860         697,034
                    KSB Kl Schanz Beck (Finance).........................................         2,270         233,074
                                                                                                            ------------
                                                                                                                930,108
                                                                                                            ------------
                    TOTAL PREFERRED STOCK (cost $1,672,720)..............................                     1,411,084
                                                                                                            ------------
                    RIGHTS--0.0%+
                    ----------------------------------------------------------------------------------------------------
                    BRAZIL--0.0%
                    Dixie Toga SA (Industrial & Commercial) (1) (cost $0)................        16,623               0
                                                                                                            ------------
                    WARRANTS--0.0%+
                    ----------------------------------------------------------------------------------------------------
                    MALAYSIA--0.0%
                    Development & Commercial Bank Bhd (Finance)..........................        32,000          29,263
                    Ta Enterprises Bhd (Utilities).......................................        50,000          34,292
                                                                                                            ------------
                    TOTAL WARRANTS (cost $5,070).........................................                        63,555
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $147,464,411)......................                   158,513,242
                                                                                                            ------------

                                                                                             PRINCIPAL
                    SHORT-TERM SECURITIES--6.2%                                               AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    TIME DEPOSIT--6.2%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      5.50% due 12/01/95 (cost $10,230,000)..............................    $10,230,000     10,230,000
                                                                                                           -------------
                    TOTAL INVESTMENTS--
                      (cost $157,694,411)                                          101.8%                   168,743,242
                    Liabilities in excess of other assets--                         (1.8)                    (2,991,545)
                                                                                   ------                  -------------
                    NET ASSETS--                                                   100.0%                  $165,751,697
                                                                                   ======                  =============

              -----------------------------

              +    Non-income producing securities

              (1)  Fair valued security; see Note 2

              ADR--American Depositary Receipt

              GDR--Global Depositary Receipt

              GDS--Global Depositary Shares

---------------------
  54

                    OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                    ------------------------------------------------------------------------
                         CONTRACT                IN            DELIVERY     GROSS UNREALIZED
                        TO DELIVER          EXCHANGE FOR         DATE         APPRECIATION

                    ------------------------------------------------------------------------
                     DEM     3,000,000     USD   2,126,604      01/31/96       $   45,720
                    *GBP       900,000     USD   1,415,700      12/29/95           37,868
                     JPY   250,000,000     USD   2,520,415      01/31/96           39,937
                                                                            ----------------
                                                                                  123,525
                                                                            ----------------

                                                                            GROSS UNREALIZED
                                                                              DEPRECIATION
                    ------------------------------------------------------------------------
                     JPY   125,000,000     USD   1,229,770      01/31/96       $  (10,469)
                     JPY   160,000,000     USD   1,565,926      01/31/96          (21,581)
                     JPY   125,000,000     USD   1,219,631      01/31/96          (20,608)
                    *USD     1,427,670     GBP     900,000      12/29/95          (49,838)
                                                                            ----------------
                                                                                 (102,496)
                                                                            ----------------
                             Net Unrealized Appreciation................       $   21,029
                                                                            ==============

              -----------------------------

              * Represents open forward foreign currency contracts and
                offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

              DEM--Deutsche Mark

              GBP--Pound Sterling

              JPY--Japanese Yen

              USD--United States Dollar

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL DIVERSIFIED
    EQUITIES PORTFOLIO                 INVESTMENT PORTFOLIO -- NOVEMBER 30, 1995

                    COMMON STOCK--90.3%                                                        SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    AUSTRALIA--1.9%
                    Amcor Ltd. (Materials)...............................................        6,000     $   43,640
                    Boral Ltd. (Industrial & Commercial).................................       11,000         26,043
                    Brambles Industries. Ltd. (Industrial & Commercial)..................        1,700         18,547
                    Broken Hill Proprietary Co. (Energy).................................       13,937        189,495
                    Coca-Cola Amatil Ltd. (Consumer Staples).............................        3,529         28,548
                    Cochlear Ltd. (Information Technology)(1)............................        7,800         14,472
                    Coles Myer Ltd. (Consumer Discretionary).............................       10,544         33,962
                    CRA Ltd. (Materials).................................................        4,400         69,687
                    CSR Ltd. (Industrial & Commercial)...................................        7,800         24,950
                    Fosters Brewing Group (Consumer Staples).............................       13,800         22,635
                    General Property Trust (Real Estate).................................        6,220         10,710
                    Goodman Fielder Ltd. (Consumer Staples)..............................       14,000         14,027
                    ICI Australia Ltd. (Materials).......................................        2,500         18,461
                    Lend Lease Corp. Ltd. (Real Estate)..................................        1,814         25,095
                    M.I.M. Holdings Ltd. (Materials).....................................       11,067         15,031
                    National Australia Bank Ltd. (Finance)...............................       10,369         90,346
                    Newcrest Mining Ltd. (Materials).....................................        2,380         10,722
                    News Corp. Ltd. (Information & Entertainment)........................       15,697         82,248
                    North Ltd. (Materials)...............................................        5,827         16,347
                    Pacific Dunlop Ltd. (Industrial & Commercial)........................        7,800         18,640
                    Renison Goldfields Consolidated Ltd. (Materials).....................          473          1,176
                    Renison Goldfields Consolidated Ltd. nonconvertible (Materials)......        2,060          9,479
                    Santos Ltd. (Energy).................................................        5,200         13,739
                    Southcorp Holdings Ltd. (Industrial & Commercial)....................        4,600         10,208
                    TNT Ltd. (Industrial & Commercial)...................................        4,600          6,418
                    Western Mining Corp. Holdings Ltd. (Materials).......................        7,600         50,934
                    Westfield Trust (Finance)............................................          320            556
                    Westfield Trust (Real Estate)........................................        7,300         12,732
                    Westpac Banking Corp. (Finance)......................................       13,500         55,908
                                                                                                           -----------
                                                                                                              934,756
                                                                                                           -----------
                    BELGIUM--1.9%
                    Bekaert SA (Industrial & Commercial).................................           30         23,058
                    Cimenteries CBR Cementbedrijven (Industrial & Commercial)............           75         29,389
                    Delhaize Freres & Cie Le Lion (Consumer Discretionary)...............        1,000         41,776
                    Electrabel (Utilities)...............................................          850        193,559
                    Fortis AG (Finance)..................................................          600         69,626
                    Fortis AG (Finance)..................................................           19          2,205
                    Generale de Banque Belge Pour l'Etranger SA (Finance)................          265         89,136
                    Groupe Bruxelles Lambert SA (Industrial & Commercial)................          400         52,069
                    Kredietbank SA (Finance).............................................          250         63,908
                    Petrofina SA (Energy)................................................          400        118,533
                    Royale Belge SA (Finance)............................................          250         45,913
                    Solvay SA (Materials)................................................          175         90,208
                    Tractebel Investor International (Industrial & Commercial)...........          225         84,763
                    Union Miniere SA (Energy)............................................          450         27,851
                                                                                                           -----------
                                                                                                              931,994
                                                                                                           -----------
                    FRANCE--4.8%
                    Accor SA (Information & Entertainment)...............................          400         48,572
                    Air Liquide (L') (Materials).........................................          550         88,498
                    Alcatel Alsthom (Information Technology).............................        1,550        129,143

---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    FRANCE (continued)
                    AXA SA (Finance).....................................................        1,350     $   80,776
                    Banque Nationale de Paris (Finance)..................................        1,700         75,283
                    Carrefour (Consumer Discretionary)...................................          230        126,925
                    Cie de St. Gobain (Materials)........................................          950        109,648
                    Cie de Suez (Finance)................................................        1,400         52,488
                    Cie Financiere de Paribas (Finance)..................................        1,050         58,302
                    Cie Generale des Eaux (Industrial & Commercial)......................        1,000         97,305
                    Compagnie Bancaire SA (Finance)......................................          400         43,523
                    Compagnie UAP SA (Finance)...........................................        2,500         64,723
                    Groupe Danone (Consumer Staples).....................................          850        133,023
                    Havas SA (Industrial & Commercial)...................................          600         44,124
                    L' Oreal (Consumer Staples)..........................................          700        173,369
                    Lafarge SA (Materials)...............................................        1,050         66,697
                    LVMH Moet Hennessy Louis Vuitton (Consumer Staples)..................          850        161,807
                    Lyonnaise des Eaux SA (Multi-industry)...............................          700         67,047
                    Michelin SA, Class B (Consumer Discretionary)........................        1,350         54,860
                    Peugeot SA (Consumer Discretionary)..................................          450         58,161
                    Pinault Printemps Redoute (Consumer Discretionary)...................          250         47,089
                    Promodes (Consumer Discretionary)....................................          200         44,204
                    Rhone Poulenc SA (Materials).........................................        2,900         62,062
                    Sagem (Industrial & Commercial)......................................           40         21,361
                    Schneider SA (Industrial & Commercial)...............................        1,250         45,987
                    Sefimeg (Real Estate)................................................          350         24,196
                    Societe Generale (Finance)...........................................          750         87,617
                    Societe Nationale Elf Aquitaine (Energy).............................        2,200        154,117
                    Thomson CSF (Industrial & Commercial)................................        1,200         26,330
                    Total SA (Energy)....................................................        1,950        119,958
                                                                                                           -----------
                                                                                                            2,367,195
                                                                                                           -----------
                    GERMANY--5.1%
                    Allianz AG Holding (Finance).........................................          204        393,951
                    AMB Aachener Und Muenchner (Finance).................................           50         32,670
                    Asko Deutsche Kaushaus AG (Consumer Discretionary)...................           50         23,335
                    BASF AG (Materials)..................................................          500        109,590
                    Bayer AG (Materials).................................................          550        143,100
                    Bayerische Hypotheken Und Bank AG (Finance)..........................        2,050         50,743
                    Bayerische Vereinsbank AG (Finance)..................................        2,000         57,734
                    Bilfinger & Berger Bau AG (Consumer Discretionary)...................           50         19,429
                    Daimler-Benz AG (Consumer Discretionary).............................          350        172,181
                    Deutsche Bank AG (Finance)...........................................        3,500        164,195
                    Dresdner Bank AG (Finance)...........................................        3,300         88,415
                    Hochtief AG (Consumer Discretionary).................................          100         44,942
                    Karstadt AG (Consumer Discretionary).................................          100         39,480
                    Kaufhof Holding AG (Consumer Discretionary)..........................           50         15,142
                    Linde AG (Industrial & Commercial)...................................           50         29,316
                    Lufthansa AG (Industrial & Commercial)...............................          300         39,826
                    Man AG (Industrial & Commercial).....................................          100         28,245
                    Mannesmann AG (Industrial & Commercial)..............................          300         96,598
                    Merck Kgaa (Healthcare)..............................................        1,200         49,177
                    Munchener Ruckversicherungs (Finance)................................           50         92,063
                    Preussag AG (Multi-industry).........................................          150         43,165
                    RWE AG (Utilities)...................................................          250         90,835
                    SAP AG (Materials)...................................................          475         75,866
                    Schering AG (Consumer Staples).......................................          550         37,363
                    Siemens AG (Industrial & Commercial).................................          400        208,947
                    Thyssen AG (Materials)...............................................          250         46,221
                    Veba AG (Utilities)..................................................        3,700        150,937

                                                           ---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    GERMANY (continued)
                    Viag AG (Multi-industry).............................................          150     $   59,816
                    Volkswagen AG (Consumer Discretionary)...............................          250         81,069
                                                                                                           -----------
                                                                                                            2,484,351
                                                                                                           -----------
                    HONG KONG--8.2%
                    Applied International Holdings Ltd. (Information & Entertainment)....       42,000          4,561
                    Bank of East Asia Ltd. (Finance).....................................       21,390         77,431
                    Cathay Pacific Airways Ltd. (Industrial & Commercial)................       82,000        122,445
                    Cheung Kong Holdings Ltd. (Real Estate)..............................       58,000        329,933
                    China Light & Power Co., Ltd. (Utilities)............................       49,500        232,944
                    Chinese Estates Ltd. (Real Estate)...................................       52,000         34,959
                    Hang Seng Bank Ltd. (Finance)........................................       51,800        452,042
                    Hong Kong & China Gas Co., Ltd. (Utilities)..........................       46,600         76,212
                    Hong Kong Telecommunications, Ltd. (Information Technology)..........      304,000        516,826
                    Hongkong & Shanghai Hotels Ltd. (Information & Entertainment)........       49,000         61,766
                    Hopewell Holdings Ltd. (Real Estate).................................      120,000         67,874
                    Hutchison Whampoa Ltd. (Multi-industry)..............................       96,000        542,373
                    Hysan Development Co., Ltd. (Real Estate)............................       25,000         65,127
                    Johnson Electric Holdings Ltd. (Industrial & Commercial).............       12,000         24,823
                    Miramar Hotel & Investment Co., Ltd. (Information & Entertainment)...       19,000         37,460
                    New World Development Co., Ltd. (Real Estate)........................       45,106        188,357
                    Shun Tak Holdings Ltd. (Industrial & Commercial).....................       50,000         33,937
                    South China Morning Post (Holdings) Ltd. (Information &
                      Entertainment).....................................................       92,000         55,010
                    Sun Hung Kai Properties Ltd. (Real Estate)...........................       60,000        482,876
                    Swire Pacific Ltd. (Multi-industry)..................................       48,000        363,030
                    Wharf Holdings Ltd. (Real Estate)....................................       59,000        197,178
                    Wing Lung Bank Ltd. (Finance)........................................        4,240         24,119
                                                                                                           -----------
                                                                                                            3,991,283
                                                                                                           -----------
                    INDONESIA--2.7%
                    Bank Dagang Nasional (Finance).......................................       77,875         64,796
                    Barito Pacific Timber (Materials)....................................      251,000        184,114
                    Gadjah Tunggal (Consumer Discretionary)..............................      143,000         81,410
                    Hanjaya Mandala Sampoerna (Consumer Staples).........................       80,500        807,291
                    Jakarta International Hotel & Development (Industrial &
                      Commercial)........................................................       69,500         82,177
                    Matahari Putra Prima (Consumer Discretionary)........................       30,750         56,895
                    Pan Brothers Textiles (Consumer Discretionary).......................        5,000          1,588
                    Sinar Mas Agro Resources Corp. (Multi-industry)......................       37,500         22,170
                    United Tractors (Industrial & Commercial)............................       25,500         46,343
                                                                                                           -----------
                                                                                                            1,346,784
                                                                                                           -----------
                    ITALY--2.3%
                    Acciaierie & Ferriere Lombarde (Materials)...........................        1,000          1,963
                    Assicurazione Generali SpA (Finance).................................        9,000        205,138
                    Banca Commerciale Italiana SpA (Finance).............................       19,000         36,119
                    Banco Ambrosiano Veneto SpA (Finance)................................        7,000         17,290
                    Benetton Group SpA (Consumer Discretionary)..........................        2,000         23,043
                    Credito Italiano SpA (Finance).......................................       25,000         25,748
                    Edison SpA (Utilities)...............................................        7,000         27,971
                    Fiat SpA (Consumer Discretionary)....................................       35,000        105,711
                    Fiat SpA nonconvertible (Consumer Discretionary).....................        9,000         14,942
                    Finanziaria di Sviluppo SpA (Multi-industry).........................        5,000          8,270
                    Gilardini SpA (Industrial & Commercial)..............................        5,000          6,175
                    Istituto Bancario San Paolotorno (Finance)...........................        9,000         48,963
                    Istituto Mobiliare Italiano (Finance)................................        6,700         38,021
                    Istituto Nazionale Delle Asazioni SpA (Finance)......................       44,500         53,428
                    Italcementi Fabbriche SpA (Materials)................................        3,500         18,844
                    Italgas-Societa Itailiana per il Gas SpA (Utilities).................        8,000         20,511

---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    ITALY (continued)
                    La Rinascente Per L'Eserciz Grandi Magazzini SpA (Consumer
                      Discretionary).....................................................        3,000     $   16,809
                    Mediobanca Banca di Creditonziar (Finance)...........................        6,000         38,082
                    Montedison SpA (Multi-industry)......................................       60,000         37,219
                    Montedison SpA nonconvertible (Multi-industry).......................       10,000          5,403
                    Olivetti ING C, & Co. (Information Technology).......................       20,000         13,257
                    Pirelli SpA (Consumer Discretionary).................................       20,000         24,325
                    R.A.S (Finance)......................................................           50            262
                    Riunione Adriatica de Sicur (Finance)................................        3,250         33,279
                    S.A.I Societa Assicuratrice Industriale SpA (Finance)................        2,000         19,072
                    Sirti SpA (Consumer Discretionary)...................................        2,500         14,476
                    SME STA Meridionale Finanzi SpA (Consumer Discretionary).............        4,457          9,783
                    SNIA BPD SpA (Multi-industry)........................................       10,000          7,817
                    Telecom Italia Mobile SPA (Information Technology)...................       75,200        121,323
                    Telecom Italia SpA nonconvertible (Information Technology)...........       15,000         16,555
                    Telecom Italia SpA (Information Technology)..........................       75,000        102,006
                                                                                                           -----------
                                                                                                            1,111,805
                                                                                                           -----------
                    JAPAN--33.3%
                    Ajinomoto Co., Inc. (Consumer Staples)...............................       17,000        183,784
                    Aoyama Trading Co. Ltd. (Consumer Discretionary).....................        1,000         28,796
                    Asahi Bank Ltd. (Finance)............................................       15,000        173,956
                    Asahi Chemical Industry Co., Inc. (Materials)........................       42,000        313,710
                    Asahi Glass Co. Ltd. (Materials).....................................       17,000        187,125
                    Bank of Tokyo Ltd. (Finance).........................................       17,000        277,346
                    Bank of Yokohama Ltd. (Finance)......................................       12,000         89,042
                    Bridgestone Corp. (Industrial & Commercial)..........................       11,000        162,162
                    Dai Nippon Printing Co. Ltd. (Industrial & Commercial)...............       17,000        297,396
                    Dai-Ichi Kangyo Bank Ltd. (Finance)..................................       28,000        522,850
                    Daiei, Inc. (Consumer Discretionary).................................        7,000         80,491
                    Daishowa Paper Manufacturing Co. Ltd. (Materials)....................        3,000         24,472
                    Daiwa House Industry Co. Ltd. (Consumer Discretionary)...............        9,000        134,447
                    Daiwa Securities Co. Ltd. (Finance)..................................       13,000        180,147
                    Ebara Corp. (Industrial & Commercial)................................        4,000         56,609
                    Fanuc Ltd. (Information Technology)..................................        3,900        165,966
                    Fuji Bank Ltd. (Finance).............................................       26,000        541,720
                    Fuji Photo Film Co. Ltd. (Consumer Staples)..........................       10,000        247,666
                    Fujitsu Ltd. (Information Technology)................................       19,000        224,079
                    Hitachi Ltd. (Information Technology)................................       17,000        172,089
                    Honda Motor Co. Ltd. (Consumer Discretionary)........................       12,000        217,003
                    Industrial Bank of Japan Ltd. (Finance)..............................       22,000        631,351
                    Japan Airlines Co. Ltd. (Information & Entertainment)................       17,000        108,767
                    Japan Energy Corp. (Energy)..........................................       13,000         40,246
                    Jusco Co. Ltd. (Consumer Discretionary)..............................        5,000        119,902
                    Kajima Corp. (Consumer Discretionary)................................       12,000        117,464
                    Kansai Electric Power Co., Inc. (Utilities)..........................       12,635        299,266
                    KAO Corp. (Consumer Staples).........................................       17,000        208,845
                    Kawasaki Steel Corp. (Materials).....................................       38,000        134,821
                    Kirin Brewery Co. Ltd. (Consumer Staples)............................       17,000        180,442
                    Kobe Steel Ltd. (Materials)..........................................       47,000        134,418
                    Kubota Ltd. (Industrial & Commercial)................................       34,000        223,548
                    Kumagai Gumi Co. Ltd. (Consumer Discretionary).......................        8,000         31,607
                    Kyocera Corp. (Information Technology)...............................        3,000        237,346
                    Marubeni Corp. (Consumer Discretionary)..............................       43,000        228,206
                    Marui Co. Ltd. (Consumer Discretionary)..............................        6,000        112,039
                    Matsushita Electric Industrial Co. Ltd. (Consumer Discretionary).....       18,000        267,125
                    Mitsubishi Corp. (Consumer Discretionary)............................       21,000        251,794
                    Mitsubishi Electric Corp. (Information Technology)...................       23,000        170,889
                    Mitsubishi Estate Co. Ltd. (Real Estate).............................       16,000        180,835

                                                           ---------------------

                    COMMON STOCK (continued)                                                  SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Mitsubishi Heavy Industrial Ltd. (Industrial & Commercial)...........       52,000     $  414,467
                    Mitsubishi Trust & Banking Corp (Finance)............................       12,000        183,980
                    Mitsui Fudosan Co. Ltd. (Real Estate)................................       11,000        136,216
                    Mitsui Trust & Banking Co. Ltd. (Finance)............................       14,000        131,263
                    Mitsukoshi Ltd. (Consumer Discretionary).............................        7,000         61,779
                    Mochida Pharmaceutical Co. Ltd. (Healthcare).........................        1,000         13,268
                    NEC Corp. (Information Technology)...................................       14,000        178,870
                    Nippon Express Co. Ltd. (Industrial & Commercial)....................       17,000        147,528
                    Nippon Oil Co. Ltd. (Energy).........................................       26,000        143,096
                    Nippon Steel Corp. (Materials).......................................       51,000        175,430
                    Nippondenso Co. Ltd. (Industrial & Commercial).......................       12,000        221,720
                    Nissan Motor Co. Ltd. (Consumer Discretionary).......................       24,000        176,668
                    NKK Corp. (Materials)................................................       54,000        148,600
                    Nomura Securities International, Inc. (Finance)......................       17,000        334,152
                    Odakyu Electric Railway Co. Ltd. (Industrial & Commercial)...........       31,000        219,361
                    Pioneer Electronic Corp. (Consumer Staples)..........................        3,000         52,187
                    Sakura Bank Ltd. (Finance)...........................................       29,000        313,514
                    Sankyo Co. Ltd. (Healthcare).........................................        5,000        111,548
                    Sanyo Electric Co. Ltd. (Consumer Staples)...........................       25,000        130,221
                    Sega Enterprises Ltd. (Consumer Discretionary).......................        1,300         70,270
                    Sekisui Chemical Co. Ltd. (Materials)................................        7,000         90,123
                    Sekisui House Ltd. (Consumer Discretionary)..........................        9,000        105,258
                    Seven-Eleven Japan Co. Ltd. (Consumer Discretionary).................        4,000        276,757
                    Sharp Corp. (Consumer Staples).......................................        7,000         99,066
                    Shimizu Construction Co. (Consumer Discretionary)....................        9,000         91,990
                    Shiseido Co. Ltd. (Healthcare).......................................        5,000         53,071
                    Sony Corp. (Consumer Discretionary)..................................        4,000        212,285
                    Sumitomo Chemical Co. Ltd. (Materials)...............................       26,000        129,297
                    Sumitomo Corp. (Consumer Discretionary)..............................       13,000        129,042
                    Sumitomo Metal Industrial (Materials)................................       40,000        121,474
                    Sumitomo Metal Mining Co. Ltd. (Materials)...........................        7,000         61,160
                    Sumitomo Trust & Banking Co. Ltd. (Finance)..........................       29,000        558,624
                    Taisei Corp. (Consumer Discretionary)................................       29,000        189,248
                    Taisho Pharmaceutical Co. Ltd. (Healthcare)..........................        5,000         94,349
                    Takeda Chemical Industries Ltd. (Healthcare).........................       17,000        253,956
                    Tobu Railway Co. Ltd. (Industrial & Commercial)......................       10,000         59,263
                    Tokai Bank Ltd. (Finance)............................................       23,000        280,295
                    Tokio Marine & Fire Insurance Co. Ltd. (Finance).....................       17,000        193,808
                    Tokyo Electric Power Co., Inc. (Utilities)...........................       15,173        393,678
                    Tokyo Gas Co. Ltd. (Utilities).......................................       34,000        119,961
                    Tokyu Corp. (Industrial & Commercial)................................       14,000         97,278
                    Toray Industries, Inc. (Materials)...................................       20,000        130,123
                    Tostem Corp. (Materials).............................................        4,000        121,867
                    Toto Ltd. (Materials)................................................        5,000         67,813
                    Toyo Seikan Kaisha Ltd. (Materials)..................................        3,000         91,106
                    Toyota Motor Corp. (Consumer Discretionary)..........................       35,000        691,401
                    Yamaichi Securities Co. (Finance)....................................       14,000         88,609
                    Yamanouchi Pharmaceutical Co. Ltd. (Healthcare)......................        5,000        107,617
                    Yasuda Trust & Banking Co. Ltd. (Finance)............................       14,000         67,420
                                                                                                           -----------
                                                                                                           16,299,844
                                                                                                           -----------
                    MALAYSIA--1.7%
                    AMMB Holdings Bhd (Finance)..........................................        2,000         20,694
                    Amsteel Corp. (Materials)............................................       11,000          7,458
                    Amsteel Corp. Bhd (Materials)........................................        5,000          3,390
                    Aokam Perdana Bhd (Materials)........................................        2,000          2,933
                    Berjaya Group Bhd (Multi-industry)...................................        7,000          4,249
                    Development & Commercial Bank Holdings Bhd (Finance).................        9,000         23,768
                    Edaran Otomobil Nasional Bhd (Consumer Discretionary)................        2,000         14,348

---------------------
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

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    MALAYSIA (continued)
                    Golden Hope Plantations Bhd (Materials)..............................       12,000     $   19,204
                    Guinness Anchor Bhd (Consumer Staples)...............................        4,000          6,937
                    Highlands & Lowlands Bhd (Materials).................................        5,000          7,174
                    Hong Leong Properties Bhd (Real Estate)..............................       10,000         10,367
                    Hume Industries (Materials)..........................................        3,000         13,480
                    Idris Hydraulic (Finance)............................................        6,000          7,142
                    Kuala Lumpur Kepong (Materials)......................................        4,000         11,510
                    Land & General Bhd (Materials).......................................        4,000          7,962
                    Landmarks Bhd (Information & Entertainment)..........................        4,000          4,982
                    Leader Universal Holdings Bhd (Industrial & Commercial)..............        4,000         10,642
                    Magnum Corp. Bhd (Information & Entertainment).......................        8,000         15,388
                    Malayan Banking Bhd (Finance)........................................       10,000         79,227
                    Malayan Cement Bhd (Materials).......................................        3,000          5,298
                    Malayan United Industries Bhd (Multi-industry).......................        6,000          4,564
                    Malaysia Mining Corp. Bhd (Materials)................................        6,000          7,899
                    Malaysian Airlines System (Industrial & Commercial)..................        6,000         17,619
                    Malaysian International Shipping Corp. (Industrial & Commercial).....        9,000         21,994
                    Malaysian Resources Corp. Bhd (Real Estate)..........................        6,000          7,615
                    Metroplex Bhd (Real Estate)..........................................        9,000          6,918
                    Mulpha International Bhd (Multi-industry)............................        7,000          7,312
                    Multi Purpose Holding (Multi-industry)...............................        7,000         10,099
                    Nestle Bhd (Consumer Staples)........................................        1,000          7,016
                    Oriental Holdings Bhd (Consumer Discretionary).......................        2,000          9,381
                    Perlis Plantations Bhd (Materials)...................................        3,000          9,223
                    Perusahaan Otomobil Nasiona (Consumer Discretionary).................        5,000         16,851
                    Public Bank Bhd (Finance)............................................       10,000         18,605
                    Rashid Hussain Bhd (Finance).........................................        4,000          9,933
                    Resorts World Bhd (Information & Entertainment)......................       10,000         48,877
                    Rothmans of Pall Mall (Consumer Staples).............................        2,000         15,294
                    Shell Refining Co. of Malaysia (Energy)..............................        3,000          9,105
                    Sime Darby Bhd (Multi-industry)......................................       18,000         46,472
                    Tan Chong Motor Holdings Bhd (Consumer Discretionary)................        8,000          8,041
                    Technology Resources Industries Bhd (Information Technology).........        6,000         16,791
                    Telekom Malaysia Bhd (Information Technology)........................       16,000        119,196
                    Tenaga Nasional Bhd (Utilities)......................................       26,100         97,734
                    UMW Holdings Bhd (Industrial & Commercial)...........................        3,000          7,036
                    United Engineers Bhd (Industrial & Commercial).......................        5,000         31,139
                    YTL Corp. Bhd (Consumer Discretionary)...............................        3,000         16,555
                                                                                                           -----------
                                                                                                              847,422
                                                                                                           -----------
                    NETHERLANDS--4.2%
                    ABN AMRO Holdings NV (Finance).......................................        3,300        146,934
                    Akzo NV (Materials)..................................................          875         98,885
                    Elsevier NV (Consumer Discretionary).................................       11,600        158,315
                    Heineken NV (Consumer Staples).......................................          400         70,104
                    Internationale Nederlanden Groep NV CVA (Finance)....................        2,900        189,835
                    KLM Royal Dutch Air (Industrial & Commercial)........................          950         32,619
                    Koninklijke Ahold NV (Consumer Discretionary)........................        1,200         31,643
                    Koninklijke KNP BT (Materials).......................................        1,244         49,244
                    Koninlijke PTT Nederland NV (Information Technology).................        5,328        189,851
                    Philips Electronics NV (Consumer Staples)............................        3,700        145,551
                    Royal Dutch Petroleum Co. (Energy)...................................        5,600        720,361
                    Unilever NV CVA (Consumer Staples)...................................        1,650        218,057
                                                                                                           -----------
                                                                                                            2,051,399
                                                                                                           -----------
                    NORWAY--1.8%
                    Aker AS (Multi-industry).............................................        1,700         21,220
                    Bergesen D Y AS (Industrial & Commercial)............................        2,200         45,250
                    Dyno Industrier AS (Materials).......................................        1,000         22,138
                    Elkem AS (Materials).................................................        2,100         23,905

                                                           ---------------------

                    COMMON STOCK (continued)                                                  SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    NORWAY (continued)
                    Hafslund Nycomed AS (Healthcare).....................................        3,750     $   98,917
                    Helikopter Service AS (Industrial & Commercial)......................          750          8,537
                    Kvaerner Industrier AS (Industrial & Commercial).....................        1,600         52,755
                    Leif Hoegh & Co. AS (Industrial & Commercial)........................        1,300         18,983
                    Norsk Hydro AS (Energy)..............................................        9,000        366,698
                    Norske Skogindystrier AS (Materials).................................        1,100         32,470
                    Orkla-Borregaard AS (Multi-industry).................................        1,750         89,300
                    Petroleum Geo Services AS (Energy)...................................        1,000         19,548
                    Transocean AS (Energy)...............................................        1,450         25,043
                    Unistorabrand AS (Consumer Discretionary)............................       10,800         58,672
                    Unitor AS (Industrial & Commercial)..................................          800         10,425
                    Vard AS (Information & Entertainment)................................        3,000          2,591
                                                                                                           -----------
                                                                                                              896,452
                                                                                                           -----------
                    PORTUGAL--0.3%
                    Banco Portugues do Atlantico SA (Finance)............................        8,700        131,131
                    Companhia de Seguros Imperio (Finance)...............................        2,050         12,441
                                                                                                           -----------
                                                                                                              143,572
                                                                                                           -----------
                    SINGAPORE--3.5%
                    Amcol Holdings Ltd. (Consumer Staples)...............................        9,000         21,822
                    City Developments Ltd. (Real Estate).................................       24,000        165,048
                    Cycle & Carriage Ltd. (Consumer Discretionary).......................        7,000         61,538
                    DBS Land Ltd. (Real Estate)..........................................       29,000         90,053
                    Development Bank of Singapore (Finance)..............................       12,000        140,376
                    First Capital Corp. Ltd. (Real Estate)...............................        8,000         21,553
                    Fraser & Neave Ltd. (Consumer Staples)...............................        8,000         95,285
                    Inchcape Bhd (Multi-industry)........................................        6,000         18,291
                    Keppel Corp. Ltd. (Industrial & Commercial)..........................       19,000        156,257
                    NatSteel Ltd. (Materials)............................................        9,000         18,504
                    Neptune Orient Lines Ltd. (Industrial & Commercial)..................       27,000         28,330
                    Overseas Chinese Banking Corp. Ltd. (Finance)........................       17,000        203,687
                    Overseas Union Enterprise Ltd. (Information & Entertainment).........        6,000         28,713
                    Robinson & Co., Ltd. (Consumer Discretionary)........................        2,000          8,295
                    Shangri-La Hotel Ltd. (Information & Entertainment)..................        5,000         16,944
                    Singapore Airlines Ltd. (Information & Entertainment)................       25,000        233,960
                    Singapore Press Holdings Ltd. (Information & Entertainment)..........        5,800         91,698
                    Straits Steamship Land Ltd. (Multi-industry).........................       19,000         60,078
                    Straits Trading Co., Ltd. (Materials)................................       13,000         29,309
                    United Industrial Corp. (Multi-industry).............................       59,000         51,032
                    United Overseas Bank Ltd. (Finance)..................................       18,000        162,070
                                                                                                           -----------
                                                                                                            1,702,843
                                                                                                           -----------
                    SPAIN--3.4%
                    Acerinox SA (Materials)..............................................          250         25,050
                    Acerinox SA (Materials)..............................................           12          1,202
                    Autopistas Concesionaria Espana SA (Industrial & Commercial).........        4,200         46,343
                    Banco Bilbao Vizcaya SA (Finance)....................................        4,700        155,008
                    Banco Central Hispanoamericano SA (Finance)..........................        3,300         67,604
                    Banco de Santander SA (Finance)......................................        1,100         51,316
                    Corporacion Bancaria de Espana (Argentaria) (Finance)................        2,500         97,866
                    Corporacion Financiera Alba (Multi-industry).........................          500         28,193
                    Corporacion Mapfre SA (Finance)......................................          600         33,784
                    Empresa Nacional Celulos SA (Materials)..............................          450          7,685
                    Empresa Nacional de Electricidad SA (Utilities)......................        5,000        268,549
                    Fomento Construcciones Y Contratas SA (Consumer Discretionary).......          400         30,376
                    Gas Natural SDG SA (Utilities).......................................          750        106,486
                    Iberdrola SA (Utilities).............................................       17,800        150,193
                    Inmobiliaria Metropolitana Vasco Central SA (Real Estate)............          550         18,028
                    Mapfre Vida SA (Finance).............................................           13            733

---------------------

                    COMMON STOCK (continued)                                                 SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    SPAIN (continued)
                    Portland Valderrivas SA (Materials)..................................          225     $   14,093
                    Repsol SA (Energy)...................................................        6,100        192,272
                    Tabacalera SA (Consumer Staples).....................................          850         31,930
                    Telefonica de Espana SA (Information Technology).....................       18,800        259,300
                    Union Electrica-Fenosa SA (Utilities)................................        6,400         34,686
                    Viscofan Industria Navarra (Materials)...............................          700          7,298
                    Zardoya Otis SA (Industrial & Commercial)............................          200         20,770
                                                                                                           -----------
                                                                                                            1,648,765
                                                                                                           -----------
                    SWITZERLAND--3.2%
                    Alusuisse-Lonza Holdings (Materials).................................           25         20,268
                    BBC Brown Boveri Ltd. (Information Technology).......................           50         57,422
                    Ciba-Geigy AG BR (Materials).........................................           20         17,746
                    Ciba-Geigy AG (Materials)............................................          130        115,900
                    CS Holding (Finance).................................................        1,000         94,853
                    Fischer (Georg) AG (Consumer Staples)................................           10         13,356
                    Gebrueder Sulzer AG (Industrial & Commercial)........................           24         13,271
                    Holderbank Financiere Glarus (Finance)...............................           42         31,299
                    Nestle SA (Consumer Staples).........................................          220        234,504
                    Roche Holding (Mortgage-related Securities)..........................           38        287,061
                    Roche Holding AG (Mortgage-related Securities).......................           10        130,157
                    Sandoz Ltd. (Mortgage-related Securities)............................          200        170,821
                    SGS Societe Generale de Surance Holding SA (Materials)...............           12         22,561
                    SMH Schweizerische Ges Fueroelektronik & Uhrenindustri (Information &
                      Entertainment).....................................................           24         14,067
                    Swiss Bank Corp. BR (Finance)........................................          150         59,719
                    Swiss Bank Corp. (Finance)...........................................          150         29,796
                    Swiss Reinsurance Co. (Finance)......................................           50         55,934
                    Union Bank of Switzerland (Finance)..................................          120        125,359
                    Zuerich Versicherungs (Finance)......................................          250         76,776
                                                                                                           -----------
                                                                                                            1,570,870
                                                                                                           -----------
                    THAILAND--1.5%
                    Advanced Information Services (Information Technology)...............        4,300         68,363
                    Bangchak Petroleum PCL (Energy)......................................        9,600         11,828
                    Bangkok Metropolitan Bank PCL (Finance)..............................       14,100         12,749
                    CMIC Finance & Security PCL (Finance)................................        3,500         10,016
                    Dhana Siam Finance & Securities PCL (Finance)........................        4,600         21,025
                    General Finance & Securities (Finance)...............................        2,450          9,835
                    Italian-Thai Development PCL (Energy)................................        4,600         42,782
                    Jasmine International PCL (Information Technology)...................        6,200         34,006
                    Krung Thai Bank PCL (Finance)........................................       25,800         95,366
                    National Finance & Securities PCL (Finance)..........................        3,200         13,609
                    National Petrochemical PCL (Materials)...............................        5,700          9,628
                    One Holding PCL (Multi-industry).....................................        2,900          6,224
                    Phatra Thanakit Co. (Finance)........................................        2,700         21,892
                    Phatra Thanakit PCL local (Finance)..................................        2,300         16,180
                    PTT Exploration & Production (Energy)................................        5,700         53,013
                    Sahavirya Steel Industries (Materials)...............................        9,400         11,489
                    Shinawatra Computer & Communication PCL (Information Technology).....        2,500         58,029
                    Shinawatra Satelite PCL (Industrial & Commercial)....................        6,400         10,111
                    Siam City Bank PCL local (Finance)...................................       10,000          9,837
                    Siam City Bank PCL (Finance).........................................       12,100         13,105
                    Telecomasia Corp. PCL (Utilities)....................................       40,900        126,797
                    Thai Military Bank PCL local (Finance)...............................        4,300         13,843
                    Thai Military Bank PCL (Finance).....................................        4,300         15,040
                    United Communication Industries (Information Technology).............        4,300         51,272
                                                                                                           -----------
                                                                                                              736,039
                                                                                                           -----------

                                                           ---------------------

                    COMMON STOCK (continued)                                                   SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    UNITED KINGDOM--10.5%
                    Abbey National PLC (Finance).........................................       12,800     $  125,903
                    Argyll Group PLC (Consumer Discretionary)............................        9,900         47,136
                    Arjo Wiggins Appleton PLC (Materials)................................       12,300         32,294
                    Barclays PLC (Finance)...............................................       10,401        125,315
                    Bass PLC (Consumer Staples)..........................................        6,900         72,835
                    BAT Industries PLC (Multi-industry)..................................       23,301        198,693
                    BOC Group PLC (Materials)............................................        5,700         76,748
                    Boots Co. PLC (Consumer Discretionary)...............................        7,600         65,854
                    British Aerospace PLC (Industrial & Commercial)......................        3,899         49,006
                    British Airways PLC (Industrial & Commercial)........................        5,700         40,141
                    British Gas PLC (Utilities)..........................................       35,500        132,609
                    British Petroleum Co. PLC (Energy)...................................       45,600        359,173
                    British Telecommunications PLC (Information Technology)..............       45,000        259,377
                    BTR PLC (Multi-industry).............................................       26,700        136,729
                    Cable & Wireless PLC (Information Technology)........................        7,996         55,514
                    Commercial Union PLC (Finance).......................................        4,700         46,374
                    General Accident PLC (Finance).......................................        4,500         45,779
                    General Electric PLC (Industrial & Commercial).......................       23,400        113,919
                    Glaxo Wellcome PLC (Consumer Staples)................................       21,307        284,278
                    Grand Metropolitan PLC (Multi-industry)..............................       14,300         96,764
                    Great Universal Stores PLC (Consumer Discretionary)..................        2,300         21,690
                    Guinness PLC (Consumer Staples)......................................       15,000        106,093
                    Hanson PLC (Multi-industry)..........................................       36,600        109,542
                    HSBC Holdings PLC (Finance)..........................................       12,700        188,692
                    Imperial Chemical Industries PLC (Materials).........................        6,400         74,464
                    Kingfisher PLC (Consumer Staples)....................................        7,271         57,605
                    Ladbroke Group PLC (Information & Entertainment).....................       17,900         39,187
                    Land Securities PLC (Real Estate)....................................       10,300         94,059
                    Lloyds Bank PLC (Finance)............................................       10,932        145,269
                    Marks & Spencer PLC (Consumer Discretionary).........................       21,100        142,616
                    MEPC PLC (Real Estate)...............................................        4,600         27,430
                    National Power PLC (Utilities).......................................        8,100         57,166
                    Peninsular & Oriental Steam PLC (Industrial & Commercial)............        6,596         49,051
                    Prudential Corp. PLC (Finance).......................................       18,700        123,245
                    Rank Organisation PLC (Information & Entertainment)..................        6,600         41,629
                    Redland PLC (Materials)..............................................       15,600         91,231
                    Reed International PLC (Information & Entertainment).................        7,600        121,586
                    Reuters Holdings PLC (Industrial & Commercial).......................       12,300        116,089
                    RMC Group PLC (Materials)............................................        7,275        115,551
                    Royal Bank of Scotland Group (Finance)...............................       10,200         87,134
                    Royal Insurance Holdings PLC (Finance)...............................        6,700         39,901
                    RTZ Corp. PLC (Materials)............................................        8,900        127,737
                    Sainsbury (J.) PLC (Consumer Discretionary)..........................       13,000         76,523
                    Scottish Power PLC (Utilities).......................................        7,600         43,864
                    SmithKline Beecham PLC (Healthcare)..................................        8,000         85,058
                    SmithKline Beecham PLC (Healthcare)(2)...............................        7,950         83,492
                    Tesco PLC (Consumer Discretionary)...................................       13,952         61,302
                    Thames Water PLC (Industrial & Commercial)...........................        4,100         34,679
                    Thorn EMI PLC (Consumer Discretionary)...............................        3,900         92,992
                    Trafalgar House PLC (Multi-industry).................................        8,900          3,270
                    Unilever PLC (Consumer Staples)......................................        7,900        153,174
                    Vodafone Group PLC (Information Technology)..........................        7,400         26,396
                    Zeneca Group PLC ADR (Healthcare)....................................        5,900        119,093
                                                                                                           -----------
                                                                                                            5,121,251
                                                                                                           -----------

---------------------

                    COMMON STOCK (continued)                                                  SHARES          VALUE
                    --------------------------------------------------------------------------------------------------
                    UNITED STATES--0.0%
                    United States Industries, Inc. (Multi-industry)......................          169     $    2,746
                                                                                                           -----------
                    TOTAL COMMON STOCK (cost $43,375,684)................................                  44,189,371
                                                                                                           -----------

                    PREFERRED STOCK--0.2%
                    --------------------------------------------------------------------------------------------------
                    GERMANY--0.2%
                    RWE AG (Utilities)...................................................          150         42,885
                    SAP AG (Materials)...................................................          300         47,335
                                                                                                           -----------
                                                                                                               90,220
                                                                                                           -----------
                    ITALY--0.0%
                    Fiat SpA (Consumer Discretionary)....................................       11,000         19,122
                                                                                                           -----------
                    TOTAL PREFERRED STOCK (cost $113,626)................................                     109,342
                                                                                                           -----------
                    RIGHTS--0.0%+
                    --------------------------------------------------------------------------------------------------
                    GERMANY--0.0%
                    Munchener Ruckversicherungs (Finance)................................           50          5,601
                                                                                                           -----------
                    ITALY--0.0%
                    Olivetti ING C, & Co. (Information Technology).......................       20,000          1,144
                    Riunione Adriatica di Sicur (Finance)................................          250            907
                                                                                                           -----------
                                                                                                                2,051
                                                                                                           -----------
                    TOTAL RIGHTS (cost $0)...............................................                       7,652
                                                                                                           -----------
                    WARRANTS--0.0%+
                    --------------------------------------------------------------------------------------------------
                    ITALY--0.0%
                    Riunione Adriatica di Sicur (Finance)................................          150            264
                                                                                                           -----------
                    MALAYSIA--0.0%
                    Hong Leong Properties (Real Estate)(1)...............................          500              0
                                                                                                           -----------
                    TOTAL WARRANTS (cost $95)............................................                         264
                                                                                                           -----------
                    TOTAL INVESTMENT SECURITIES (cost $43,489,405).......................                  44,306,629
                                                                                                           -----------

                                                                                             PRINCIPAL
                    REPURCHASE AGREEMENT--6.0%                                                AMOUNT
                    --------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT--6.0%
                    Agreement with State Street Bank & Trust Co., bearing interest of
                      4.50% dated 11/30/95, to be repurchased 12/01/95 in the amount of
                      $2,940,368 and collateralized by $2,080,000 U.S. Treasury Bonds
                      12.00% due 5/15/05 (cost $2,940,000)...............................    $2,940,000     2,940,000
                                                                                                           -----------
                    TOTAL INVESTMENTS--
                      (cost $46,429,405)                                             96.5%                  47,246,629
                    Other assets less liabilities--                                   3.5                    1,714,030
                                                                                    ------                  -----------
                    NET ASSETS--                                                    100.0%                  $48,960,659
                                                                                    ======                  ===========

              -----------------------------

              + Non-income producing securities

              (1) Fair valued security; see Note 2

              (2) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants

                                                           ---------------------

                    OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                    -----------------------------------------------------------------------
                        CONTRACT                IN            DELIVERY     GROSS UNREALIZED
                       TO DELIVER          EXCHANGE FOR         DATE         APPRECIATION
                    -----------------------------------------------------------------------
                    *BEF   20,412,000     USD     723,573      04/30/96       $   36,994
                     BEF   13,440,000     USD     476,427      04/30/96           21,043
                    *CHF      867,740     USD     759,044      01/04/96           20,857
                     CHF      584,126     USD     510,956      01/04/96           12,325
                     DEM    2,397,696     USD   1,680,000      01/04/96           19,239
                     FRF    7,355,600     USD   1,480,000      01/04/96            6,544
                     JPY   248,004,000    USD   2,490,000      01/04/96           39,438
                     JPY   179,454,990    USD   2,127,000      04/30/96          324,044
                     JPY   251,101,200    USD   2,685,000      04/30/96          162,226
                     JPY   344,664,320    USD   4,326,149      04/30/96          863,362
                     JPY   170,938,250    USD   1,855,000      08/14/96          113,181
                     JPY   122,773,950    USD   1,253,672      08/30/96          141,328
                    *JPY   53,685,680     USD     673,851      04/30/96          146,227
                     NLG    1,602,870     USD   1,001,836      07/31/96           48,469
                    *NLG      686,280     USD     449,695      07/31/96           25,882
                    *USD      675,000     BEF   20,412,000     04/30/96           11,579
                    *USD      420,000     NLG     686,280      07/31/96            3,813
                                                                           ----------------
                                                                               1,996,551
                                                                           ----------------
                                                                           GROSS UNREALIZED
                                                                             DEPRECIATION
                    -----------------------------------------------------------------------
                     CHF      899,396     USD     740,000      02/28/96       $  (32,037)
                    *USD      765,000     CHF     867,740      01/04/96          (26,812)
                    *USD      652,000     JPY   53,685,680     04/30/96         (124,377)
                     USD      414,979     ESP   50,536,112     12/04/96           (4,966)
                                                                           ----------------
                                                                                (188,192)
                                                                           ----------------
                           Net Unrealized Appreciation.................       $1,808,359
                                                                           ================

              -----------------------------

              * Represents open forward foreign currency contracts and
                offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

                  BEF--Belgian Franc    ESP--Spanish Peseta    NLG--Netherlands Guilder
                                                               USD--United States
                  CHF--Swiss Franc      FRF--French Franc      Dollar
                  DEM--Deutsche Mark    JPY--Japanese Yen

              See Notes to Financial Statements

---------------------
  66

                     (This page intentionally left blank)

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    NOVEMBER 30, 1995

                                                            CASH           FIXED                      HIGH-YIELD      WORLDWIDE
                                                         MANAGEMENT       INCOME       GLOBAL BOND       BOND        HIGH INCOME
    -----------------------------------------------------------------------------------------------------------------------------
    ASSETS:
    Investment securities, at value*..................   $        --    $28,718,327    $52,213,584    $77,635,215    $20,719,687
    Short-term securities*............................    92,708,313        189,622      8,281,000             --             --
    Repurchase agreements (cost equals market)........       973,000      8,212,000             --             --      1,434,000
    Cash..............................................           799        153,943            395         20,910         60,425
    Foreign currency..................................            --             --             40             --             --
    Receivables for--
      Fund shares sold................................       357,393        275,532        196,409        223,930         61,493
      Dividends and accrued interest..................       247,585        367,930      1,804,209      1,150,512        442,426
      Sales of investments............................            --      2,423,446             --      4,251,771        252,146
      Variation margin on futures contracts...........            --         10,158             --             --             --
      Foreign currency contracts......................            --             --             --             --             --
    Deferred organizational expenses..................        15,584          8,602          8,603          8,325          1,798
    Prepaid expenses..................................         1,777            475            985          1,399            318
    Unrealized appreciation on forward foreign
      currency contracts..............................            --             --        935,313             --             --
    Due from adviser..................................            --             --             --             --             --
                                                         ------------------------------------------------------------------------
                                                          94,304,451     40,360,035     63,440,538     83,292,062     22,972,293
                                                         ------------------------------------------------------------------------
    LIABILITIES:
    Payables for--
      Fund shares redeemed............................     2,471,690         43,601         27,382        767,083          1,634
      Purchases of investments........................     1,006,937     10,803,012      3,253,872             --      1,420,812
      Management fees.................................        45,675         16,246         34,838         48,297         17,066
      Variation margin on futures contracts...........            --             --             --             --             --
      Foreign currency contracts......................            --             --             --             --             --
    Other accrued expenses............................        48,956         22,656         35,975        303,015         17,701
    Unrealized depreciation on forward foreign
      currency contracts..............................            --             --        329,427             --             --
    Due to custodian bank.............................            --             --             --             --             --
                                                         ------------------------------------------------------------------------
                                                           3,573,258     10,885,515      3,681,494      1,118,395      1,457,213
                                                         ------------------------------------------------------------------------
    NET ASSETS........................................   $90,731,193    $29,474,520    $59,759,044    $82,173,667    $21,515,080
                                                         ========================================================================
    Shares of beneficial interest outstanding
      (unlimited shares authorized)...................     8,483,049      2,724,189      5,424,420      7,806,335      1,884,528
    Net asset value per share.........................        $10.70         $10.82         $11.02         $10.53         $11.42
                                                         ========================================================================
    COMPOSITION OF NET ASSETS:
    Capital paid in...................................   $86,488,589    $28,058,530    $55,577,869    $83,135,134    $19,619,819
    Accumulated undistributed net investment income
      (loss)..........................................     4,234,947      1,219,884      3,620,109      7,410,940      1,431,913
    Accumulated undistributed net realized gain (loss)
      on investments, futures contracts and options
      contracts.......................................         4,583       (355,354)      (932,642)    (9,037,804)        74,158
    Unrealized appreciation on investments............         3,074        511,571        916,086        665,397        389,190
    Unrealized foreign exchange gain(loss) on other
      assets and liabilities..........................            --             --        577,622             --             --
    Unrealized appreciation on futures contracts......            --         39,889             --             --             --
                                                         ------------------------------------------------------------------------
                                                         $90,731,193    $29,474,520    $59,759,044    $82,173,667    $21,515,080
                                                         ========================================================================
    ---------------
    * Cost
      Investment securities...........................   $        --    $28,206,756    $51,297,498    $76,969,818    $20,330,497
                                                         ========================================================================
      Short-term securities...........................   $92,705,239    $   189,622    $ 8,281,000    $        --    $        --
                                                         ========================================================================

    See Notes to Financial Statements

---------------------

      BALANCED/                                                       GROWTH/
       PHOENIX                                                        PHOENIX
     INVESTMENT        ASSET          GROWTH-         ALLIANCE       INVESTMENT      PROVIDENT        VENTURE          GLOBAL
       COUNSEL       ALLOCATION        INCOME          GROWTH         COUNSEL          GROWTH          VALUE          EQUITIES
      -------------------------------------------------------------------------------------------------------------------------
     $28,405,803    $187,514,184    $170,021,383    $159,610,648    $137,276,227    $111,437,200    $139,942,029    $158,513,242
       6,240,939       1,555,465       7,513,000       8,015,716      14,211,761              --      16,997,439      10,230,000
              --      24,551,000              --              --              --       2,633,000              --              --
              --         508,600             985          72,387              --             916              --           2,965
              --              --              --              --              --              --              --         351,092
         100,774       1,282,427         359,840       1,945,004         906,183         328,870       1,182,040         226,762
         148,159       1,311,720         394,878         115,715          54,298          44,282         200,648         484,192
         153,850       6,253,168              --         655,070       5,264,814         991,163         519,577         681,222
              --          33,671              --              --              --              --              --              --
              --              --              --              --              --              --              --       2,032,562
              --           8,603           8,325           8,325           8,901           8,325              --           8,325
             365           3,235           2,651           2,337           2,619           2,055           1,914           2,875
              --              --              --              --              --              --              --         123,525
              --              --              --              --              --              --              --              --
     ---------------------------------------------------------------------------------------------------------------------------
      35,049,890     223,022,073     178,301,062     170,425,202     157,724,803     115,445,811     158,843,647     172,656,762
     ---------------------------------------------------------------------------------------------------------------------------
           2,085          71,256         122,346         264,506          39,618          40,945          18,383          41,395
       1,879,526      22,926,295       6,748,269       2,140,913       3,253,574              --       2,658,822       4,475,831
          16,631         105,262          87,816          85,492          81,295          77,941          93,167         108,987
              --              --              --           3,600              --              --              --              --
              --              --              --              --              --              --              --       2,033,679
          21,883          82,870          61,558          60,964          62,530          50,886          61,907         142,677
              --              --              --              --              --              --              --         102,496
         701,230              --              --              --       4,377,303              --       1,103,371              --
     ---------------------------------------------------------------------------------------------------------------------------
       2,621,355      23,185,683       7,019,989       2,555,475       7,814,320         169,772       3,935,650       6,905,065
     ---------------------------------------------------------------------------------------------------------------------------
     $32,428,535    $199,836,390    $171,281,073    $167,869,727    $149,910,483    $115,276,039    $154,907,997    $165,751,697
     ===========================================================================================================================
       2,598,706      15,689,067      12,490,023      10,739,380      11,411,801       8,800,227      11,503,467      12,693,039
          $12.48          $12.74          $13.71          $15.63          $13.14          $13.10          $13.47          $13.06
     ===========================================================================================================================
     $29,191,071    $171,257,566    $139,333,338    $134,009,237    $121,638,746    $ 90,389,835    $137,197,421    $149,050,688
         399,630       5,029,483       1,673,393         477,396       1,261,039              --         889,057       1,468,646
         874,562       6,131,686       5,896,173      12,945,264      10,537,220      (3,161,237)      1,620,396       4,154,885
       1,963,272      17,322,705      24,378,169      20,341,080      16,473,499      28,047,441      15,201,123      11,048,831
              --              --              --              --             (21)             --              --          28,647
              --          94,950              --          96,750              --              --              --              --
     ---------------------------------------------------------------------------------------------------------------------------
     $32,428,535    $199,836,390    $171,281,073    $167,869,727    $149,910,483    $115,276,039    $154,907,997    $165,751,697
     ===========================================================================================================================
     $26,442,531    $170,194,711    $145,643,214    $139,269,571    $120,802,728    $ 83,389,759    $124,740,906    $147,464,411
     ===========================================================================================================================
     $ 6,240,939    $  1,552,233    $  7,513,000    $  8,015,713    $ 14,211,761    $         --    $ 16,997,439    $ 10,230,000
     ===========================================================================================================================


       INTERNATIONAL
       DIVERSIFIED
         EQUITIES
       -------------
       $44,306,629
                --
         2,940,000
            12,807
            27,361
           275,200
           137,650
                --
                --
                --
             1,797
               708
         1,996,551
            23,550
       -----------
        49,722,253
       -----------
            25,020
           424,485
            37,911
                --
                --
            85,986
           188,192
                --
       -----------
           761,594
       -----------
       $48,960,659
       ===========
         4,824,929
            $10.15
       ===========
       $47,266,486
          (346,916)
          (586,233)
           817,224
         1,810,098
                --
       -----------
       $48,960,659
       ===========
       $43,489,405
       ===========
       $        --
       ===========

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED NOVEMBER 30, 1995

                                                                                                               WORLDWIDE
                                                                 CASH        FIXED      GLOBAL     HIGH-YIELD     HIGH
                                                               MANAGEMENT   INCOME       BOND        BOND        INCOME
    ---------------------------------------------------------------------------------------------------------------------
    Income:
      Dividends.............................................. $       --  $       --  $       --  $       --  $       --
      Interest...............................................  4,772,033   1,423,770   3,341,934   8,087,552   1,691,603
                                                               ----------------------------------------------------------
          Total income *.....................................  4,772,033   1,423,770   3,341,934   8,087,552   1,691,603
                                                               ----------------------------------------------------------
    Expenses:
      Management fees........................................    438,400     144,546     365,313     478,203     143,765
      Custodian fees.........................................     39,740      38,690      69,310      39,905      22,720
      Auditing fees..........................................     22,575       6,245      10,865      13,965      10,800
      Reports to investors...................................      9,420       3,505       7,370      10,995       2,170
      Amortization of organizational expenses................      7,172       3,953       3,953       3,822       1,887
      Legal fees.............................................      5,400       1,190       3,640       4,525       1,030
      Trustees' fees.........................................      2,645          60       1,435       1,835         480
      Interest expense.......................................         --          --          --       2,898          --
      Other expenses.........................................      5,176       2,683       3,805       4,509       5,287
                                                               ----------------------------------------------------------
        Total expenses before reimbursement..................    530,528     200,872     465,691     560,657     188,139
        Expenses reimbursed by the investment adviser........         --      (1,770)         --          --        (649)
                                                               ----------------------------------------------------------
    Net investment income (loss).............................  4,241,505   1,224,668   2,876,243   7,526,895   1,504,113
                                                               ----------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
      FOREIGN CURRENCIES:
      Net realized gain (loss) on investments@...............      5,110     581,976   1,618,834  (3,711,235)     76,600
      Net realized gain (loss) on futures and options
        contracts............................................         --      13,918          --          --          --
      Net realized foreign exchange gain (loss) on other
        assets and liabilities...............................         --          --   1,319,839          --          --
      Change in unrealized appreciation/depreciation on
        investments..........................................     44,053   1,262,150   1,593,149   4,427,627     484,883
      Change in unrealized foreign exchange gain (loss) on
        other assets and liabilities.........................         --          --       1,814          --          --
      Change in unrealized appreciation/depreciation on
        futures contracts....................................         --      39,889          --          --          --
                                                               ----------------------------------------------------------
      Net realized and unrealized gain on investments and
        foreign currencies...................................     49,163   1,897,933   4,533,636     716,392     561,483
                                                               ----------------------------------------------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....  $4,290,668  $3,122,601  $7,409,879  $8,243,287  $2,065,596
                                                               ==========================================================

    -------------------
    * Net of foreign withholding taxes on interest and dividends of $66, $1,816, $3,636, $2,245 $20,557, $6,965, $5,619, $269,136 and $85,357 on
       the Balanced/Phoenix Investment Counsel, Asset Allocation, Growth-Income, Alliance Growth, Growth/Phoenix Investment Counsel, Provident Growth, Venture Value, Global Equities and International Diversified Equities Portfolios, respectively.

    @ Net of foreign withholding taxes on capital gains of $18,009 on the Global
      Equities Portfolio.

    See Notes to Financial Statements

---------------------

     BALANCED/                                           GROWTH/
      PHOENIX                                            PHOENIX                                           INTERNATIONAL
     INVESTMENT    ASSET       GROWTH-      ALLIANCE    INVESTMENT   PROVIDENT     VENTURE       GLOBAL     DIVERSIFIED
      COUNSEL    ALLOCATION     INCOME       GROWTH      COUNSEL       GROWTH       VALUE       EQUITIES     EQUITIES
     ----------------------------------------------------------------------------------------------------------------
     $  94,209   $2,163,433   $2,168,076   $1,029,948   $1,295,073   $  583,781   $1,048,621   $2,679,270   $ 561,748
       441,028    4,342,880      414,143      198,205      920,009      252,521      489,585      397,172     135,681
     -----------------------------------------------------------------------------------------------------------------
       535,237    6,506,313    2,582,219    1,228,153    2,215,082      836,302    1,538,206    3,076,442     697,429
     -----------------------------------------------------------------------------------------------------------------
        92,499    1,000,248      794,078      635,979      835,634      785,809      504,014    1,185,831     283,908
        34,395       94,115       41,745       44,345       49,400       40,845       79,040      362,550     279,268
        11,565       34,670       28,795       29,030       23,975       21,070       31,700       26,775      15,720
         3,690       32,210       21,810       20,110       20,325       16,235       19,075       25,305       6,025
           360        3,953        3,822        3,822        3,822        3,822          360        3,822       1,887
           765        9,435        7,210        6,185        7,990        6,000        4,185        9,505       1,455
           405        4,680        3,640        2,915        3,710        2,685        1,975        4,575         920
            --           --           --           --           --           --           --           --          --
         2,248        6,280        5,559        4,235        6,589        5,094        3,098        7,879       5,487
     -----------------------------------------------------------------------------------------------------------------
       145,927    1,185,591      906,659      746,621      951,445      881,560      643,447    1,626,242     594,670
       (17,031)          --           --           --           --           --       (9,792)          --    (112,030)
     -----------------------------------------------------------------------------------------------------------------
       406,341    5,320,722    1,675,560      481,532    1,263,637      (45,258)     904,551    1,450,200     214,789
     -----------------------------------------------------------------------------------------------------------------
       875,469    6,792,943    6,546,892   13,305,824   19,383,952      240,218    1,620,396    5,003,696    (585,776)
            --       37,040           --       47,744           --           --           --     (524,955)         --
            --           --           76           --          701           --           --      720,956    (506,494)
     1,971,928   20,689,780   26,098,737   21,063,685   14,865,880   25,016,207   15,272,123   13,392,395   1,120,932
            --           --           --           --          (21)          --           --       15,377   1,810,094
            --       94,950           --       96,750           --           --           --      182,708          --
     -----------------------------------------------------------------------------------------------------------------
     2,847,397   27,614,713   32,645,705   34,514,003   34,250,512   25,256,425   16,892,519   18,790,177   1,838,756
     -----------------------------------------------------------------------------------------------------------------
    $3,253,738  $32,935,435  $34,321,265  $34,995,535  $35,514,149  $25,211,167  $17,797,070  $20,240,377  $2,053,545
    ==================================================================================================================

                                                         ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1995

                                                         CASH          FIXED                    HIGH-YIELD     WORLDWIDE
                                                      MANAGEMENT      INCOME      GLOBAL BOND      BOND       HIGH INCOME
    ---------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income (loss)...................  $  4,241,505   $ 1,224,668   $ 2,876,243   $ 7,526,895   $1,504,113
    Net realized gain (loss) on investments........         5,110       581,976     1,618,834    (3,711,235)      76,600
    Net realized gain (loss) on futures and options
      contracts....................................            --        13,918            --            --           --
    Net realized foreign exchange gain (loss) on
      other assets and liabilities.................            --            --     1,319,839            --           --
    Change in unrealized appreciation/depreciation
      on investments...............................        44,053     1,262,150     1,593,149     4,427,627      484,883
    Change in unrealized foreign exchange gain
      (loss) on other assets and liabilities.......            --            --         1,814            --           --
    Change in unrealized appreciation/depreciation
      on futures contracts.........................            --        39,889            --            --           --
                                                     --------------------------------------------------------------------
    Net increase in net assets resulting from
      operations...................................     4,290,668     3,122,601     7,409,879     8,243,287    2,065,596
                                                     --------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income.........    (2,210,000)     (885,000)   (1,700,000)   (6,340,000)    (114,929)
      Distributions from net realized gain on
        investments................................            --            --            --            --           --
                                                     --------------------------------------------------------------------
    Total dividends and distributions to
      shareholders.................................    (2,210,000)     (885,000)   (1,700,000)   (6,340,000)    (114,929)
                                                     --------------------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold......................   415,378,253    22,925,314    22,230,068    70,702,486   13,740,334
    Proceeds from shares issued for reinvestment of
      dividends and distributions..................     2,210,000       885,000     1,700,000     6,340,000      114,929
    Cost of shares repurchased.....................  (418,035,564)  (12,442,153)  (14,423,490)  (52,574,843)  (4,768,369)
                                                     --------------------------------------------------------------------
    Net increase (decrease) in net assets resulting
      from capital share transactions..............      (447,311)   11,368,161     9,506,578    24,467,643    9,086,894
                                                     --------------------------------------------------------------------
    TOTAL INCREASE IN NET ASSETS...................     1,633,357    13,605,762    15,216,457    26,370,930   11,037,561
    NET ASSETS:
    Beginning of year..............................    89,097,836    15,868,758    44,542,587    55,802,737   10,477,519
                                                     --------------------------------------------------------------------
    End of year....................................  $ 90,731,193   $29,474,520   $59,759,044   $82,173,667  $21,515,080
                                                     ====================================================================
    ---------------
    Undistributed net investment income (loss).....  $  4,234,947   $ 1,219,884   $ 3,620,109   $ 7,410,940  $ 1,431,913
                                                     ====================================================================
    Shares issued and repurchased:
    Sold...........................................    39,465,595     2,218,395     2,131,775     6,846,915    1,299,782
    Issued in reinvestment of dividends and
      distributions................................       214,355        90,306       170,000       648,925       11,873
    Repurchased....................................   (39,709,537)   (1,212,881)   (1,407,509)   (5,097,408)    (480,433)
                                                     --------------------------------------------------------------------
    Net increase (decrease)........................       (29,587)    1,095,820       894,266     2,398,432      831,222
                                                     ====================================================================

    See Notes to Financial Statements

---------------------

     BALANCED/                                                GROWTH/
      PHOENIX                                                 PHOENIX                                              INTERNATIONAL
     INVESTMENT      ASSET        GROWTH-      ALLIANCE     INVESTMENT     PROVIDENT      VENTURE       GLOBAL      DIVERSIFIED
      COUNSEL     ALLOCATION      INCOME        GROWTH        COUNSEL       GROWTH         VALUE       EQUITIES       EQUITIES
     ---------------------------------------------------------------------------------------------------------------------------
    $   406,341   $ 5,320,722   $ 1,675,560   $   481,532   $ 1,263,637   $   (45,258)  $   904,551   $ 1,450,200   $   214,789
        875,469     6,792,943     6,546,892    13,305,824    19,383,952       240,218     1,620,396     5,003,696      (585,776)
             --        37,040            --        47,744            --            --            --      (524,955)           --
             --            --            76            --           701            --            --       720,956      (506,494)
      1,971,928    20,689,780    26,098,737    21,063,685    14,865,880    25,016,207    15,272,123    13,392,395     1,120,932
             --            --            --            --           (21)           --            --        15,377     1,810,094
             --        94,950            --        96,750            --            --            --       182,708            --
    ---------------------------------------------------------------------------------------------------------------------------
      3,253,738    32,935,435    34,321,265    34,995,535    35,514,149    25,211,167    17,797,070    20,240,377     2,053,545
    ---------------------------------------------------------------------------------------------------------------------------
        (11,237)   (2,240,000)     (875,000)     (155,000)   (1,450,000)     (200,000)      (23,311)     (855,000)     (121,869)
             --      (425,000)           --      (725,000)           --            --            --    (3,190,000)           --
    ---------------------------------------------------------------------------------------------------------------------------
        (11,237)   (2,665,000)     (875,000)     (880,000)   (1,450,000)     (200,000)      (23,311)   (4,045,000)     (121,869)
    ---------------------------------------------------------------------------------------------------------------------------
     30,928,111    91,078,058    79,200,929   168,074,086    45,890,799    46,200,686   164,118,300    79,044,610    58,139,793
         11,237     2,665,000       875,000       880,000     1,450,000       200,000        23,311     4,045,000       121,869
     (3,269,069)  (31,032,947)  (27,140,302)  (88,413,178)  (35,688,009)  (31,477,920)  (31,455,895)  (70,291,038)  (23,670,269)
    ---------------------------------------------------------------------------------------------------------------------------
     27,670,279    62,710,111    52,935,627    80,540,908    11,652,790    14,922,766   132,685,716    12,798,572    34,591,393
    ---------------------------------------------------------------------------------------------------------------------------
     30,912,780    92,980,546    86,381,892   114,656,443    45,716,939    39,933,933   150,459,475    28,993,949    36,523,069
      1,515,755   106,855,844    84,899,181    53,213,284   104,193,544    75,342,106     4,448,522   136,757,748    12,437,590
    ---------------------------------------------------------------------------------------------------------------------------
    $32,428,535  $199,836,390  $171,281,073  $167,869,727  $149,910,483  $115,276,039  $154,907,997  $165,751,697  $48,960,659
    ===========================================================================================================================
    $   399,630  $  5,029,483  $  1,673,393  $    477,396  $  1,261,039  $         --  $    889,057  $  1,468,646  $   (346,916)
    ===========================================================================================================================
      2,742,183     7,788,903     6,452,877    12,084,699     4,046,435     3,971,874    13,646,177     6,436,345     6,011,154
          1,132       243,157        77,502        76,126       135,387        18,536         2,359       357,648        12,721
       (296,843)   (2,699,219)   (2,260,341)   (6,421,749)   (3,175,785)   (2,684,472)   (2,599,805)   (5,815,859)   (2,470,598)
    ---------------------------------------------------------------------------------------------------------------------------
      2,446,472     5,332,841     4,270,038     5,739,076     1,006,037     1,305,938    11,048,731       978,134     3,553,277
    ===========================================================================================================================

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1994

                                                                                                                   WORLDWIDE
                                                         CASH           FIXED          GLOBAL       HIGH-YIELD       HIGH
                                                      MANAGEMENT        INCOME          BOND           BOND         INCOME*
    -------------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income..........................  $   2,204,504   $    877,613   $  2,056,427   $  6,224,934   $   42,729
    Net realized gain (loss) on investments........           (527)      (897,488)    (2,571,262)    (5,326,569)      (2,442)
    Net realized gain (loss) on futures and options
      contracts....................................             --             --        (28,936)            --           --
    Net realized foreign exchange gain (loss) on
      other assets and liabilities.................             --             --       (887,865)            --           --
    Change in unrealized appreciation/depreciation
      on investments...............................        (40,979)      (658,964)      (296,847)    (3,751,081)     (95,693)
    Change in unrealized foreign exchange gain
      (loss) on other assets and liabilities.......             --             --        412,079             --           --
    Change in unrealized appreciation/depreciation
      on futures contracts.........................             --             --             --             --           --
                                                     ------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting
      from operations..............................      2,162,998       (678,839)    (1,316,404)    (2,852,716)     (55,406)
                                                     ------------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income.........       (294,500)       (98,500)      (342,000)    (1,505,500)          --
      Distributions from net realized gain on
        investments................................             --        (71,794)      (187,458)      (294,750)          --
                                                     ------------------------------------------------------------------------
    Total dividends and distributions to
      shareholders.................................       (294,500)      (170,294)      (529,458)    (1,800,250)          --
                                                     ------------------------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold......................    269,001,242     22,698,651     36,121,308     57,807,375   10,551,001
    Proceeds from shares issued for reinvestment of
      dividends and distributions..................        294,500        170,294        529,458      1,800,250           --
    Cost of shares repurchased.....................   (206,669,280)   (17,818,535)   (15,272,111)   (41,002,709)     (18,076)
                                                     ------------------------------------------------------------------------
    Net increase in net assets resulting from
      capital share transactions...................     62,626,462      5,050,410     21,378,655     18,604,916   10,532,925
                                                     ------------------------------------------------------------------------
    TOTAL INCREASE IN NET ASSETS...................     64,494,960      4,201,277     19,532,793     13,951,950   10,477,519
    NET ASSETS:
    Beginning of period............................     24,602,876     11,667,481     25,009,794     41,850,787            0
                                                     ------------------------------------------------------------------------
    End of period..................................  $  89,097,836   $ 15,868,758   $ 44,542,587   $ 55,802,737  $10,477,519
                                                     ========================================================================
    ---------------
    Undistributed net investment income............  $   2,203,442   $    882,067   $  1,143,813   $  6,224,045  $    42,729
                                                     ========================================================================
    Shares issued and repurchased:
    Sold...........................................     26,101,794      2,269,964      3,580,326      5,298,745    1,055,117
    Issued in reinvestment of dividends and
      distributions................................         28,873         17,149         53,427        163,362           --
    Repurchased....................................    (20,030,209)    (1,803,912)    (1,531,719)    (3,819,032)      (1,811)
                                                     ------------------------------------------------------------------------
    Net increase...................................      6,100,458        483,201      2,102,034      1,643,075    1,053,306
                                                     ========================================================================

    * Commenced operations October 28, 1994

    See Notes to Financial Statements

---------------------

     BALANCED/                                                 GROWTH/
      PHOENIX                                                  PHOENIX                                             INTERNATIONAL
     INVESTMENT     ASSET        GROWTH-        ALLIANCE     INVESTMENT     PROVIDENT      VENTURE      GLOBAL      DIVERSIFIED
     COUNSEL*    ALLOCATION       INCOME         GROWTH        COUNSEL        GROWTH       VALUE*      EQUITIES      EQUITIES*
    ---------------------------------------------------------------------------------------------------------------------------
    $    4,526  $  2,079,263   $    873,663   $    151,776  $  1,447,313   $    194,453  $    7,817  $    439,686  $    16,284
          (907)     (219,928)      (636,783)       333,777    (8,005,593)    (3,106,757)         --     1,537,529           --
            --         1,189             --             --            --             --          --      (370,832)          --
            --            --             --             --            --             --          --     1,428,760       49,917
        (8,656)   (3,516,746)    (2,491,416)    (1,181,114)     (973,025)     2,410,066     (71,000)   (1,615,837)    (303,708)
            --            --             --             --            --             --          --        28,609            4
            --        18,875             --             --            --             --          --      (182,708)          --
    --------------------------------------------------------------------------------------------------------------------------
        (5,037)   (1,637,347)    (2,254,536)      (695,561)   (7,531,305)      (502,238)    (63,183)    1,265,207     (237,503)
    --------------------------------------------------------------------------------------------------------------------------
            --      (297,500)      (246,500)       (47,000)     (519,500)       (55,000)         --       (41,500)          --
            --      (156,839)       (43,923)      (604,808)           --             --          --      (522,781)          --
    --------------------------------------------------------------------------------------------------------------------------
            --      (454,339)      (290,423)      (651,808)     (519,500)       (55,000)         --      (564,281)          --
    --------------------------------------------------------------------------------------------------------------------------
     1,521,140    87,819,488     59,410,366     49,449,776    68,645,462     46,577,399   4,758,696   153,578,193   12,781,226
            --       454,339        290,423        651,808       519,500         55,000          --       564,281           --
          (348)  (14,916,201)   (17,336,891)   (18,796,458)  (21,953,015)   (13,643,955)   (246,991)  (61,822,290)    (106,133)
    --------------------------------------------------------------------------------------------------------------------------
     1,520,792    73,357,626     42,363,898     31,305,126    47,211,947     32,988,444   4,511,705    92,320,184   12,675,093
    --------------------------------------------------------------------------------------------------------------------------
     1,515,755    71,265,940     39,818,939     29,957,757    39,161,142     32,431,206   4,448,522    93,021,110   12,437,590
             0    35,589,904     45,080,242     23,255,527    65,032,402     42,910,900           0    43,736,638            0
    --------------------------------------------------------------------------------------------------------------------------
    $1,515,755  $106,855,844   $ 84,899,181   $ 53,213,284  $104,193,544   $ 75,342,106  $4,448,522  $136,757,748  $12,437,590
    ==========================================================================================================================
    $    4,526   $ 1,948,761   $    872,833   $    150,864  $  1,446,701   $    193,602  $    7,817  $    196,485  $    66,201
    ==========================================================================================================================
       152,269     8,292,654      5,595,922      4,589,555     6,425,534      4,560,014     480,157    12,891,831    1,282,522
            --        42,422         27,322         58,987        47,098          5,268          --        47,983           --
           (35)   (1,415,441)    (1,653,770)    (1,778,224)   (2,099,136)    (1,344,321)    (25,421)   (5,205,577)     (10,870)
    --------------------------------------------------------------------------------------------------------------------------
       152,234     6,919,635      3,969,474      2,870,318     4,373,496      3,220,961     454,736     7,734,237    1,271,652
    ==========================================================================================================================

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: SunAmerica Series Trust (the "Trust"), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. It was established to provide a funding medium for certain annuity contracts issued by Variable Separate Account (the "Account"), a separate account of Anchor National Life Insurance Company ("Life Company"), organized under the laws of the state of Arizona.

  The Trust issues 14 separate series of shares ("Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional series in the future. The current Portfolios are the Cash Management Portfolio, Fixed Income Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, Worldwide High Income Portfolio, Balanced/Phoenix Investment Counsel Portfolio, Asset Allocation Portfolio, Growth-Income Portfolio, Alliance Growth Portfolio, Growth/Phoenix Investment Counsel Portfolio, Provident Growth Portfolio, Venture Value Portfolio, Global Equities Portfolio and International Diversified Equities Portfolio. All shares may be purchased or redeemed by the Account at net asset value without any sales or redemption charge.

  In the opinion of management of the Trust, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust at November 30, 1995, and the results of its operations, the changes in its net assets and its financial highlights for the period then ended.

2. SIGNIFICANT ACCOUNTING POLICIES: Following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

  SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, and other long-term debt securities are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

  FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at published rates on the following basis:

  (i) market value of investment securities, other assets and liabilities at the prevailing rate of exchange at the valuation date.

  (ii) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. The Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

---------------------
  76

  Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain (loss) on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, dividends received, the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

  FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a portfolio's exposure in these financial instruments. A portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in the futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract, the portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolios as unrealized appreciation or depreciation. When a contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued daily except when collection is not expected. Dividend income and distributions to shareholders are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. The Trust amortizes premiums and accretes discounts on fixed income securities, as well as those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital.

  Common expenses incurred by the Trust are allocated among the portfolios based upon relative net assets. In all other respects, expenses are charged to each series as incurred on a specific identification basis.

  STATEMENT OF POSITION 93-2: In accordance with the requirements of Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies permanent book-tax differences relating to shareholder distributions have been reclassified to paid-in-capital. Net investment income/loss, net realized gain/loss, and net assets were not affected by this change.

  For the year ended November 30, 1995, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                                                 ACCUMULATED                  ACCUMULATED
                                                              UNDISTRIBUTED NET            UNDISTRIBUTED NET
                                                           INVESTMENT INCOME/(LOSS)      REALIZED GAIN/(LOSS)     PAID-IN CAPITAL
                                                           ----------------------------------------------------------------------
    Fixed Income.......................................           $   (1,851)                 $     1,851            $      --
    Global Bond........................................            1,300,053                   (1,271,117)             (28,936)
    Growth/Phoenix Investment Counsel..................                  701                         (701)                  --
    Provident Growth...................................               51,656                           --              (51,656)
    Global Equities....................................              676,961                     (676,961)                  --
    International Diversified Equities.................             (506,037)                     506,037                   --

3. JOINT REPURCHASE AGREEMENT ACCOUNT: The Cash Management Portfolio along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of November 30, 1995, the Cash Management Portfolio had a 0.9% undivided interest, which represented $973,000 in principal amount in a repurchase agreement in the joint account. As of such date, the repurchase agreement in the joint account and the collateral therefor was as follows:

                                                           ---------------------

  Yamaichi International (America), Inc. Repurchase Agreement, 5.91% dated 11/30/95, in the principal amount of $109,857,000 repurchase price $109,875,035 due 12/1/95 collateralized by $50,000,000 U.S. Treasury Bonds 7.25% due 8/15/22; $39,550,000 U.S. Treasury Bonds 7.25% due 8/15/22 and $8,095,000 U.S. Treasury
Bonds 8.125% due 8/15/19, approximate aggregate value $114,116,023.

4. FEDERAL INCOME TAXES: The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities, including short-term securities, were as follows:

                                           AGGREGATE     AGGREGATE    UNREALIZED                                   CAPITAL
                                          UNREALIZED    UNREALIZED    GAIN/(LOSS)     COST OF     CAPITAL LOSS      LOSS
                                             GAIN         (LOSS)          NET       INVESTMENTS    CARRYOVER*     UTILIZED
                                           ---------------------------------------------------------------------------------
Cash Management.........................  $    22,796   $   (19,722)  $     3,074   $93,678,239   $         --   $       527
Fixed Income............................      523,918       (49,521)      474,397    36,645,552        291,703       503,104
Global Bond.............................    1,062,262      (189,241)      873,021    59,621,563        889,577     1,582,879
High-Yield Bond.........................    2,970,068    (2,332,406)      637,662    76,997,553      9,010,069            --
Worldwide High Income...................      688,226      (314,837)      373,389    21,780,298             --            --
Balanced/Phoenix Investment Counsel.....    2,077,243      (116,901)    1,960,342    32,686,400             --            --
Asset Allocation........................   18,243,650      (920,945)   17,322,705   196,297,944             --            --
Growth-Income...........................   26,484,213    (2,175,094)   24,309,119   153,225,264             --       198,016
Alliance Growth.........................   21,936,834    (1,733,725)   20,203,109   147,423,255             --            --
Growth/Phoenix Investment Counsel**.....   18,342,283    (1,868,784)   16,473,499   135,014,489             --     7,941,298
Provident Growth........................   30,335,810    (2,288,369)   28,047,441    86,022,759      3,161,237        23,425
Venture Value...........................   16,036,378      (835,255)   15,201,123   141,738,345             --            --
Global Equities***......................   15,559,437    (4,898,890)   10,660,547   158,082,695             --            --
International Diversified Equities......    2,250,789    (1,433,565)      817,224    46,809,792        211,683            --

  * Expire 2002 - 2003

 ** Post 10/31 Capital Loss Deferrals: Alliance Growth $12,517; Growth/Phoenix
    Investment Counsel $96,044

*** Post 10/31 Currency Loss Deferrals: Global Equities $313,344

5. MANAGEMENT OF THE TRUST: SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect wholly owned subsidiary of the Life Company, serves as investment adviser for all the portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs. It is the responsibility of the Adviser and for certain Portfolios pursuant to Subadvisory Agreements described below, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the Portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or a subadviser. The Agreement provides that SAAMCo shall administer the Trust's business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the High-Yield Bond Portfolio or the Cash Management Portfolio, and SAAMCo, therefore, performs all investment advisory services for these Portfolios. The term "Assets" means the average daily net assets of the portfolios.

---------------------
  78

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's Assets:

                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------
Cash Management              $0--$100 million     0.55%
                             >   $100 million     0.50%
                             >   $300 million     0.45%
Fixed Income                 $0--$ 50 million     0.70%
                             >   $ 50 million     0.60%
                             >   $150 million     0.55%
                             >   $250 million     0.50%
Global Bond-                 $0--$ 50 million     0.75%
  Asset Allocation           >   $ 50 million     0.65%
                             >   $150 million     0.60%
                             >   $250 million     0.55%
High-Yield Bond              $0--$ 50 million     0.70%
                             >   $ 50 million     0.65%
                             >   $150 million     0.60%
                             >   $250 million     0.55%
Worldwide High               >   $          0     1.00%
  Income- International
  Diversified Equities

                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------
Balanced/Phoenix             $0--$ 50 million     0.70%
  Investment Counsel-        >   $ 50 million     0.65%
  Growth-Income-             >   $150 million     0.60%
  Alliance Growth-           >   $300 million     0.55%
  Growth/Phoenix             >   $500 million     0.50%
  Investment Counsel
Provident Growth             $0--$ 50 million     0.85%
                             >   $ 50 million     0.80%
                             >   $150 million     0.70%
                             >   $250 million     0.65%
                             >   $350 million     0.60%
Venture Value                $0--$100 million     0.80%
                             >   $100 million     0.75%
                             >   $500 million     0.70%
Global Equities              $0--$ 50 million     0.90%
                             >   $ 50 million     0.80%
                             >   $150 million     0.70%
                             >   $300 million     0.65%

  The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the subadvisers is independent of SAAMCo and discharges it responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers' fees.

  Alliance Capital Management L.P. serves as subadviser for the Global Equities, Alliance Growth and Growth-Income Portfolios; Phoenix Investment Counsel, Inc. serves as subadviser for the Growth/Phoenix Investment Counsel and Balanced/ Phoenix Investment Counsel Portfolios; Provident Investment Counsel serves as subadviser for the Provident Growth Portfolio; Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., serves as subadviser for the Asset Allocation and Fixed Income Portfolios; Goldman Sachs Asset Management International, an affiliate of Goldman, Sachs & Co., serves as subadviser for the Global Bond Portfolio; Davis Selected Advisers L.P. serves as subadviser for the Venture Value Portfolio and Morgan Stanley Asset Management, Inc., a wholly owned subsidiary of Morgan Stanley Group, Inc., serves as subadviser for the International Diversified Equities and Worldwide High Income Portfolios.

  The portion of the investment advisory fees received by SAAMCo which are paid to subadvisers are as follows:

                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------
Fixed Income                 $0--$ 50 million     0.35%
                             >   $ 50 million     0.25%
                             >   $150 million     0.20%
                             >   $250 million     0.15%
Global Bond-                 $0--$ 50 million     0.40%
  Asset Allocation           >   $ 50 million     0.30%
                             >   $150 million     0.25%
                             >   $250 million     0.20%
Worldwide High Income-       $0--$350 million     0.65%
  International Diversified  >   $350 million     0.60%
  Equities
Balanced/Phoenix             $0--$ 50 million     0.35%
  Investment Counsel-        >   $ 50 million     0.30%
  Growth-Income-             >   $150 million     0.25%
  Alliance Growth-           >   $300 million     0.20%
  Growth/Phoenix             >   $500 million     0.15%
  Investment Counsel

                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------
Provident Growth             $0--$ 50 million     0.50%
                             >   $ 50 million     0.45%
                             >   $150 million     0.35%
                             >   $250 million     0.30%
                             >   $350 million     0.25%
Venture Value                $0--$100 million     0.45%
                             >   $100 million     0.40%
                             >   $500 million     0.35%
Global Equities              $0--$ 50 million     0.50%
                             >   $ 50 million     0.40%
                             >   $150 million     0.30%
                             >   $300 million     0.25%

                                                           ---------------------

  Effective November 1, 1994, SAAMCo has voluntarily agreed to reimburse expenses in excess of the following percentages of average daily net assets (the voluntary reimbursement can be retracted by SAAMCo at any time): Cash Management Portfolio -- 0.85%, Fixed Income Portfolio -- 1.00%, Global Bond
Portfolio -- 1.35%, High-Yield Bond Portfolio -- 0.95%, Worldwide High Income Portfolio -- 1.60%, Balanced/Phoenix Investment Counsel Portfolio -- 1.00%, Asset Allocation Portfolio -- 0.99%, Growth-Income Portfolio -- 0.95%, Alliance Growth Portfolio -- 0.95%, Growth/Phoenix Investment Counsel Portfolio -- 0.95%, Provident Growth Portfolio -- 1.10%, Venture Value Portfolio -- 1.10%, Global Equities Portfolio -- 1.50%, and International Diversified Equities
Portfolio -- 1.70%.

  The impact of such expense reimbursements is reflected in the Statement of Operations under the caption "expenses reimbursed by the investment adviser."

6. ORGANIZATIONAL EXPENSES: Costs incurred by the Adviser in connection with the organization and registration of the Trust amounted to $204,704. Organizational expenses are amortized on a straight line basis by each portfolio of the Trust over the period of benefit not to exceed 60 months from the date the respective portfolio commenced operations.

7. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities for the year ended November 30, 1995, was as follows:

                                                                                                     BALANCED/
                                                                                                      PHOENIX
                               CASH          FIXED         GLOBAL       HIGH-YIELD     WORLDWIDE    INVESTMENT       ASSET
                            MANAGEMENT      INCOME          BOND           BOND       HIGH INCOME     COUNSEL      ALLOCATION
                             -------------------------------------------------------------------------------------------------

Purchases of portfolio
 securities...............  $        --   $95,415,175   $147,006,289   $138,372,345   $34,007,548   $42,473,080   $352,141,835
Sales of portfolio
  securities..............           --    83,064,458    139,091,866    112,918,160    22,644,456    17,985,029    289,092,283
U.S. government securities
  included above were as
  follows:
Purchases of U.S.
  government securities...           --    84,337,477     35,433,750      2,066,875            --    10,425,314    212,592,167
Sales of U.S. government
  securities..............           --    77,785,099     32,063,008      2,073,125            --     2,906,986    208,376,436

                                                          GROWTH/PHOENIX                                             INTERNATIONAL
                              GROWTH-        ALLIANCE       INVESTMENT    PROVIDENT      VENTURE         GLOBAL       DIVERSIFIED
                               INCOME         GROWTH        COUNSEL        GROWTH         VALUE         EQUITIES       EQUITIES
                              --------------------------------------------------------------------------------------------------

Purchases of portfolio
 securities...............  $124,599,274   $200,738,953   $274,196,262   $63,822,191   $130,191,861   $150,853,413   $46,462,123
Sales of portfolio
  securities..............    67,344,207    127,900,774    252,237,605    46,951,215     10,487,423    144,012,195    13,564,536
U.S. government securities
  included above were as
  follows:
Purchases of U.S.
  government securities...            --             --             --            --             --             --            --
Sales of U.S. government
  securities..............            --             --             --            --             --             --            --

---------------------

8. TRANSACTIONS WITH AFFILIATES: The following portfolio incurred brokerage commissions with an affiliated broker:

                                                                                             GOLDMAN
                                                                                           SACHS & CO.
                                                                                           -----------
              Fixed Income...............................................................    $   562
              Asset Allocation...........................................................     35,946

9. FINANCIAL INVESTMENTS WITH OFF-BALANCE SHEET RISK: At November 30, 1995, Global Bond, Global Equities and International Diversified Equities Portfolios had outstanding forward foreign currency exchange contracts ("forward contracts") in order to hedge against changes in future foreign exchange rates and enhance return. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

10. COMMITMENTS AND CONTINGENCIES: The High-Yield Bond Portfolio has established an uncommitted line of credit with State Street Bank and Trust Company with interest payable at Federal Funds rate plus 125 basis points. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. The High-Yield Bond Portfolio periodically utilized the uncommitted line of credit and incurred an interest expense of $2,898 for the year ended November 30, 1995.

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS*

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                           NET
               NET                      REALIZED                        DIVIDENDS       DIVIDENDS
              ASSET                         &             TOTAL         DECLARED        FROM NET
              VALUE         NET        UNREALIZED         FROM          FROM NET        REALIZED        NET ASSET
             BEGINNING    INVEST-      GAIN (LOSS)       INVEST-         INVEST-         GAIN ON          VALUE
 PERIOD         OF          MENT           ON             MENT            MENT           INVEST-         END OF        TOTAL
  ENDED       PERIOD      INCOME**     INVESTMENTS     OPERATIONS        INCOME           MENTS          PERIOD        RETURN
-----------------------------------------------------------------------------------------------------------------------------

Cash Management Portfolio
2/9/93-
11/30/93      $ 10.00      $ 0.19        $  0.01         $    0.20       $      --       $      --       $   10.20      2.00%
11/30/94        10.20        0.38          (0.02)             0.36           (0.09)             --           10.47      3.51
11/30/95        10.47        0.56           0.01              0.57           (0.34)             --           10.70      5.59
Fixed Income Portfolio
7/1/93-
11/30/93        10.00        0.14           0.05              0.19              --              --           10.19      1.90
11/30/94        10.19        0.52          (0.87)            (0.35)          (0.05)          (0.04)           9.75     (3.41)
11/30/95         9.75        0.60           1.00              1.60           (0.53)             --           10.82     17.01
Global Bond Portfolio
7/1/93-
11/30/93        10.00        0.13           0.17              0.30              --              --           10.30      3.00
11/30/94        10.30        0.53          (0.86)            (0.33)          (0.09)          (0.05)           9.83     (3.18)
11/30/95         9.83        0.60           0.97              1.57           (0.38)             --           11.02     16.40
High-Yield Bond Portfolio
2/9/93-
11/30/93        10.00        0.76           0.36              1.12              --              --           11.12     11.20
11/30/94        11.12        1.20          (1.65)            (0.45)          (0.29)          (0.06)          10.32     (4.26)
11/30/95        10.32        1.11           0.12              1.23           (1.02)             --           10.53     12.64
Worldwide High Income Portfolio
10/28/94-
11/30/94        10.00        0.04          (0.09)            (0.05)             --              --            9.95     (0.50)
11/30/95         9.95        1.10           0.47              1.57           (0.10)             --           11.42     16.02
Balanced/Phoenix Investment Counsel Portfolio
10/28/94-
11/30/94        10.00        0.04          (0.08)            (0.04)             --              --            9.96     (0.40)
11/30/95         9.96        0.34           2.23              2.57           (0.05)             --           12.48     25.89
Asset Allocation Portfolio
7/1/93-
11/30/93        10.00        0.08           0.28              0.36              --              --           10.36      3.60
11/30/94        10.36        0.29          (0.25)             0.04           (0.05)          (0.03)          10.32      0.30
11/30/95        10.32        0.42           2.24              2.66           (0.20)          (0.04)          12.74     26.10




                                        RATIO OF
             NET                          NET
            ASSETS       RATIO OF      INVESTMENT
            END OF       EXPENSES        INCOME
 PERIOD     PERIOD      TO AVERAGE     TO AVERAGE     PORTFOLIO
  ENDED    (000'S)      NET ASSETS     NET ASSETS     TURNOVER
-----------------------------------------------------------------------------------------------
Cash Mana
2/9/93-
11/30/93   $ 24,603        0.71%+++        2.53%+++       --%
11/30/94     89,098        0.70++          3.73++         --
11/30/95     90,731        0.67            5.32           --
Fixed Inc
7/1/93-
11/30/93     11,667        0.94+++         3.92+++       208
11/30/94     15,869        0.94++          5.21++        419
11/30/95     29,475        0.96++          5.93++        412
Global Bo
7/1/93-
11/30/93     25,010        1.35+++         3.56+++        84
11/30/94     44,543        1.06            5.29          347
11/30/95     59,759        0.95            5.89          339
High-Yiel
2/9/93-
11/30/93     41,851        0.94+++         9.43+++       229
11/30/94     55,803        0.92++         11.07++        225
11/30/95     82,174        0.80           10.80          174
Worldwide
10/28/94-
11/30/94     10,478        1.60+++         4.48+++         2
11/30/95     21,515        1.30           10.46          176
Balanced/
10/28/94-
11/30/94      1,516        1.00+++         4.25+++        10
11/30/95     32,429        0.98++          3.08++        153
Asset All
7/1/93-
11/30/93     35,590        0.99+++         2.33+++        71
11/30/94    106,856        0.94++          2.71++        152
11/30/95    199,836        0.81            3.62          207


    *   Calculated based upon average shares outstanding
    **  After fee waivers and expense reimbursements by the investment adviser
     +  Annualized
     ++ During the periods ended November 30, 1993, November 30, 1994 and
        November 30, 1995, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                                     EXPENSES                     NET INVESTMENT INCOME (LOSS)
                                                        ----------------------------------     ----------------------------------
                                                        11/30/93     11/30/94     11/30/95     11/30/93     11/30/94     11/30/95
                                                        ----------------------------------     ----------------------------------
Cash Management Portfolio...........................      1.10%        0.78%        0.67%        2.14%         3.65%        5.32%
Fixed Income Portfolio..............................      1.81         1.09         0.97         3.05          5.06         5.92
Global Bond Portfolio...............................      1.81         1.06         0.95         3.10          5.29         5.89
High-Yield Bond Portfolio...........................      1.29         0.93         0.80         9.08         11.06        10.80
Worldwide High Income Portfolio.....................        --         2.26         1.30           --          3.82        10.46
Balanced/Phoenix Investment Counsel Portfolio.......        --         6.82         1.11           --         (1.57)        2.95
Asset Allocation Portfolio..........................      1.67         0.94         0.81         1.65          2.71         3.62

See Notes to Financial Statements

---------------------
  82

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                           NET
               NET                      REALIZED                        DIVIDENDS       DIVIDENDS
              ASSET         NET             &             TOTAL         DECLARED        FROM NET
              VALUE       INVEST-      UNREALIZED         FROM          FROM NET        REALIZED        NET ASSET
             BEGINNING      MENT       GAIN (LOSS)       INVEST-         INVEST-         GAIN ON          VALUE
 PERIOD         OF         INCOME          ON             MENT            MENT           INVEST-         END OF        TOTAL
  ENDED       PERIOD      (LOSS)**     INVESTMENTS     OPERATIONS        INCOME           MENTS          PERIOD        RETURN
-----------------------------------------------------------------------------------------------------------------------------
Growth-Income Portfolio
2/9/93-
11/30/93      $ 10.00      $ 0.12        $  0.49         $    0.61       $      --       $      --       $   10.61      6.10%
11/30/94        10.61        0.13          (0.36)            (0.23)          (0.04)          (0.01)          10.33     (2.20)
11/30/95        10.33        0.17           3.31              3.48           (0.10)             --           13.71     33.89
Alliance Growth Portfolio
2/9/93-
11/30/93        10.00        0.05           0.87              0.92              --              --           10.92      9.20
11/30/94        10.92        0.04          (0.14)            (0.10)          (0.01)          (0.17)          10.64     (0.93)
11/30/95        10.64        0.07           5.08              5.15           (0.03)          (0.13)          15.63     48.91
Growth/Phoenix Investment Counsel Portfolio
2/9/93-
11/30/93        10.00        0.17           0.61              0.78              --              --           10.78      7.80
11/30/94        10.78        0.16          (0.87)            (0.71)          (0.06)             --           10.01     (6.64)
11/30/95        10.01        0.12           3.14              3.26           (0.13)             --           13.14     32.92
Provident Growth Portfolio
2/9/93-
11/30/93        10.00        0.02           0.02              0.04              --              --           10.04      0.40
11/30/94        10.04        0.03          (0.01)             0.02           (0.01)             --           10.05      0.19
11/30/95        10.05       (0.01)          3.09              3.08           (0.03)             --           13.10     30.66
Venture Value Portfolio
10/28/94-
11/30/94        10.00        0.03          (0.25)            (0.22)             --              --            9.78     (2.20)
11/30/95         9.78        0.17           3.55              3.72           (0.03)             --           13.47     38.17
Global Equities Portfolio
2/9/93-
11/30/93        10.00        0.03           0.96              0.99              --              --           10.99      9.90
11/30/94        10.99        0.05           0.71              0.76           (0.01)          (0.07)          11.67      6.87
11/30/95        11.67        0.12           1.64              1.76           (0.08)          (0.29)          13.06     15.58
International Diversified Equities Portfolio
10/28/94-
11/30/94        10.00        0.01          (0.23)            (0.22)             --              --            9.78     (2.20)
11/30/95         9.78        0.07           0.38              0.45           (0.08)             --           10.15      4.63





                                        RATIO OF
             NET                          NET
            ASSETS       RATIO OF      INVESTMENT
            END OF       EXPENSES        INCOME
 PERIOD     PERIOD      TO AVERAGE     TO AVERAGE     PORTFOLIO
  ENDED    (000'S)      NET ASSETS     NET ASSETS     TURNOVER
---------------------------------------------------------------------------------------------
Growth-In
2/9/93-
11/30/93   $ 45,080        0.82%+++        1.59%+++       27%
11/30/94     84,899        0.81++          1.26++         59
11/30/95    171,281        0.77            1.42           59
Alliance
2/9/93-
11/30/93     23,256        0.82+++         0.61+++        73
11/30/94     53,213        0.82++          0.37++        146
11/30/95    167,870        0.79            0.51          138
Growth/Ph
2/9/93-
11/30/93     65,032        0.82+++         2.20+++       165
11/30/94    104,194        0.81++          1.52++        211
11/30/95    149,910        0.76            1.01          229
Provident
2/9/93-
11/30/93     42,911        0.97+++         0.32+++        40
11/30/94     75,342        0.96++          0.31++         54
11/30/95    115,276        0.93          (0.05)           52
Venture V
10/28/94-
11/30/94      4,449        1.10+++         3.93+++        --
11/30/95    154,908        1.00++          1.43++         18
Global Eq
2/9/93-
11/30/93     43,737        1.50+++         0.38+++        58
11/30/94    136,758        1.28            0.42           67
11/30/95    165,752        1.14            1.02          106
Internati
10/28/94-
11/30/94     12,438        1.70+++         1.60+++        --
11/30/95     48,961        1.70++          0.76++         52

    *  Calculated based upon average shares outstanding

   **  After fee waivers and expense reimbursements by the investment adviser

    +  Annualized

    ++ During the periods ended November 30, 1993, November 30, 1994 and
       November 30, 1995, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                                     EXPENSES                     NET INVESTMENT INCOME (LOSS)
                                                        ----------------------------------     ----------------------------------
                                                        11/30/93     11/30/94     11/30/95     11/30/93     11/30/94     11/30/95
                                                        ----------------------------------     ----------------------------------
Growth-Income Portfolio.............................      1.40%        0.89%        0.77%         1.01%        1.18%        1.42%
Alliance Growth Portfolio...........................      1.56         0.96         0.79         (0.13)        0.23         0.51
Growth/Phoenix Investment Counsel Portfolio.........      1.28         0.87         0.76          1.74         1.46         1.01
Provident Growth Portfolio..........................      1.46         1.05         0.93         (0.17)        0.22        (0.05)
Venture Value Portfolio.............................        --         3.89         1.02            --         1.14         1.41
Global Equities Portfolio...........................      2.52         1.28         1.14         (0.64)        0.42         1.02
International Diversified Equities Portfolio........        --         3.50         2.09            --        (0.20)        0.37

See Notes to Financial Statements

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of SunAmerica Series Trust

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Cash Management Portfolio, Fixed Income Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, Worldwide High Income Portfolio, Balanced/Phoenix Investment Counsel Portfolio, Asset Allocation Portfolio, Growth-Income Portfolio, Alliance Growth Portfolio, Growth/Phoenix Investment Counsel Portfolio, Provident Growth Portfolio, Venture Value Portfolio, Global Equities Portfolio and International Diversified Equities Portfolio (constituting SunAmerica Series Trust, hereafter referred to as the "Fund") at November 30, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
January 16, 1996

---------------------

---------------------

    COMPARISONS: PORTFOLIOS VS. INDEXES

               The following graphs compare the performance of a $10,000 investment in the SunAmerica Series Trust portfolios (with the exception of Cash Management) to a $10,000 investment in a securities index. Following each graph is a discussion of portfolio performance and factors affecting it over the last year.

               THESE GRAPHS AND TABLES SHOW THE PERFORMANCE OF THE PORTFOLIOS AT THE SUNAMERICA SERIES TRUST LEVEL AND INCLUDE ALL TRUST EXPENSES BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY AND NO CONTINGENT DEFERRED SALES CHARGE. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDEXES. ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED.

               CASH MANAGEMENT

               SunAmerica Asset Management Corp.

               The Cash Management Portfolio performed particularly well during the last half of 1995. Yield on short-term obligations in the portfolio dropped as a result of the Federal Reserve's rate reduction in July. This easing on monetary policy was initiated in response to the overall slowing of the economy and more conservative spending by consumers.

               The average days to maturity of the Cash Management Portfolio is targeted for 50 days, consistent with the Donaghue Average. The one-year total return as of 11/30/95 was 5.59%. SunAmerica Asset Management continues to focus on securities that represent good relative value and are highly liquid.

               Looking ahead, SunAmerica Asset Management believes the economy will continue to expand at a moderate Gross Domestic Product rate of 2.0% to 2.5% in 1996. With no inflationary pressures on the horizon, it is likely that the Fed may continue to lower short term rates in the immediate future.

                                                           ---------------------

Goldman Sachs Asset Management Company

Fixed Income Portfolio

                                              ---------------------------------
                Fixed           Lehman        Fixed Income Portfolio
                Income          Brothers      Average Annual Total Returns
                Portfolio       Aggregate*    as of 11/30/95
                ---------       ----------    ---------------------------------
7/1             10,000          10,000         1-year                   17.01%
8/31            10,200          10,231         Since Inception (7/1/93)  6.01%
11/30           10,190          10,209        ---------------------------------
2/28            10,180          10,222
5/31             9,843           9,888
8/31            10,014          10,075        *The Lehman Brothers Aggregate
11/30            9,843           9,896        Index combines several Lehman
2/28            10,337          10,404        Brothers fixed-income indexes to
5/31            10,942          11,024        give a broad view of the bond
8/31            11,112          11,215        market--70% reflects the
11/30           11,517          11,643        Government/Corporate Bond Index,
                                              29% reflects the Mortgage-Backed
                                              Securities Index and 1% reflects
                                              the Asset-Backed Securities Index.

              For the twelve-month period ended November 30, 1995, the Fixed Income Portfolio returned 17.01% versus 17.65% for the benchmark, Lehman Brothers Aggregate Index.

              The portfolio sought to gain incremental value through sector allocation and security selection rather than taking views on the direction of interest rates. The portfolio continued to closely match the benchmark's duration of 4.6 to 4.7 years. Over the period, the portfolio benefited from the incremental yields earned by the emerging market debt and corporate bonds held. Unfortunately, the slight overweighting in mortgages proved to be a disappointing strategy.

              Presently, Goldman Sachs Asset Management Company has a cautiously optimistic outlook. General fundamentals remain reasonably good and technicals are being supported by cash coming from other markets (such as mortgages). Goldman Sachs is looking for modest spread tightening, especially in industrials; and they continue to look for investment opportunities.

              The graphs represent past performance, which is not indicative of future results.

---------------------

Goldman Sachs Asset Management Company

Global Bond Portfolio

                                                    -------------------------------------------
                Global Bond     JP Morgan Global   |Global Bond Portfolio                      |
                Portfolio       Gov't Bond*        |Average Annual Total Returns as of 11/30/95|
                -----------     ----------------    -------------------------------------------
                                                   |                                           |
7/1             10,000          10,000             |  1-year                         16.40%    |
8/31            10,200          10,296             |  Since Inception (7/1/93)        6.36%    |
11/30           10,300          10,324              -------------------------------------------
2/28            10,190          10,413
5/31             9,942          10,270
8/31             9,930          10,463
11/30            9,973          10,746                 *The JP Morgan Global Government Bond
2/28            10,297          11,086                 Portfolio Index tracks the performance
5/31            10,965          11,802                 of bonds throughout the world, includ-
8/31            11,102          12,007                 ing issues from Europe, Australia,
11/30           11,608          12,548                 the Far East and the United States.


              For the twelve-month period ended November 30, 1995, the Global Bond Portfolio returned 16.40%, versus 16.77% for the benchmark, JP Morgan Global Government Bond Index.

              The U.S. market, as well as other Dollar bloc countries, provided the portfolio with strong performances. U.S. 10-year bonds rallied over 50 basis points to finish the period at 5.75%, and the Canadian market has rebounded well after the Quebec referendum. In Europe, Germany posted positive returns, but underperformed other countries such as Denmark, Spain, and France. The Japanese bond market was the worst performing market in local currency terms.

              Going forward, Goldman Sachs Asset Management has increased the portfolio duration to 4.9 years, reduced exposure to the Japanese bond market, and re-established a New Zealand bond holding. Goldman Sachs continued to reduce the portfolio's exposure to the Japanese bond market in favor of Europe, particularly in Denmark and France. The other significant change was a reduced exposure to the UK Gilt market.

              One major change in Goldman Sachs' outlook applies to European markets. The fiscal tightening in Europe is having a further dampening effect on activity and the manager believes that this will lead to continued lower short-term interest rates, especially in core markets.

              The graphs represent past performance, which is not indicative of future results.

                                                           ---------------------

SunAmerica Asset Management Corp.

High-Yield Bond Portfolio

                                                      ---------------------------------
                High-Yield                            High-Yield Bond Portfolio
                Bond            Merrill Lynch         Average Annual Total Returns
                Portfolio       High-Yield Master*    as of 11/30/95
                ----------      ------------------    ---------------------------------
2/9             10,000          10,000                 1-year                    12.64%
2/28            10,140          10,189                 Since Inception (2/9/93)   6.68%
5/31            10,490          10,581                ---------------------------------
8/31            10,810          10,999
11/30           11,120          11,318                *The Merrill Lynch High-Yield
2/28            11,540          11,626                Master Index includes publicly
5/31            10,884          11,250                placed, nonconvertible, coupon-
8/31            10,760          11,449                bearing U.S. domestic debt with a
11/30           10,647          11,376                maturity of at least one year.
2/28            11,070          12,028                Par amounts of all issues at the
5/31            11,651          12,870                beginning and ending of each
8/31            11,583          13,196                reporting period must be at least
11/30           11,993          13,573                $10,000. Issues included in the
                                                      index must have a rating that is
                                                      less than investment grade but
                                                      not in default.


              For the twelve-month period ended November 30, 1995, the High-Yield Bond Portfolio returned 12.64%, versus 19.31% for the benchmark, Merrill Lynch High-Yield Master Index. The high-yield bond market enjoyed a sustained rally in 1995, nonetheless lagging the performance results of both the Treasury and investment grade corporate securities markets. Although all credit rating classifications of the high-yield bond market participated in the rally, the bulk of the advance was registered in the upper tier of the market, credits rated "BB-" or better by Standard & Poor's Corporation or "Ba3" or better by Moody's Investors Service, Inc.

              The High-Yield Bond Portfolio lagged over the past year due to its underweighting of upper tier securities and the effects of Bradlees Chapter 11 bankruptcy filing in June. In light of current economic and market conditions, SunAmerica Asset Management Corp. has taken steps to lower the portfolio's risk profile, and thus seek to enhance its overall performance. Such measures include lowering the portfolio's exposure to more speculative situations, increasing its weighting of better quality securities, and raising its exposure to industries such as health care, media and communications.

              The graphs represent past performance, which is not indicative of future results.

---------------------

Morgan Stanley Asset Management, Inc.

Worldwide High Income Portfolio

                                          -------------------------------------
              World-Wide      Lehman      Worldwide High Income Portfolio
              High Income     Brothers    Average Annual Total Returns
              Portfolio       Aggregate*  as of 11/30/95
              -----------     ---------   -------------------------------------
10/28         10,000          10,000       1-year                        16.02%
2/28           9,856          10,513       Since Inception (10/28/94)    14.03%
5/31          10,775          11,140      -------------------------------------
8/31          11,190          11,332
11/30         11,544          11,765
                                          *The Lehman Brothers Aggregate Index
                                          combines several Lehman Brothers
                                          fixed-income indexes to give a broad
                                          view of the bond market--70% reflects
                                          the Government/Corporate Bond Index,
                                          29% reflects the Mortgage-Backed
                                          Securities Index and 1% reflects the
                                          Asset-Backed Securities Index.

              For the twelve-month period ended November 30, 1995, the Worldwide High Income Portfolio returned 16.02%, compared to 17.65% for the benchmark, Lehman Brothers Aggregate Index. Morgan Stanley continues to believe that emerging market fixed income offers better value relative to U.S. high yield. As a result, the portfolio has maintained approximately 74% of its weighting in bonds of emerging countries, 24.8% in U.S. high yield, and 1.5% in cash.

              Emerging market debt continues to be buoyed by slow growth, low inflation and a strong U.S. bond market. The positive environment sparked by rising U.S. Treasury prices provided the fuel for new money to go after higher yielding emerging market bonds, particularly brady bonds. Morgan Stanley believes that emerging debt prices, while staging a powerful rally since mid-March, have further upside potential based on the simple but powerful combination of extremely attractive valuations -- largely dollar bonds yielding 12% to 18%, along with a sometimes fitful but surely improving outlook for the world's major developing countries.

              The high yield portion of the portfolio has performed well throughout 1995. Factors driving the performance include declining Treasury bond rates and a climbing stock market. Bonds that have performed best in this environment have included those with longer maturities, thus high durations, and better quality bonds that tend to be more sensitive to interest rate moves. Weaker performing sectors have been lower quality bonds; bonds of companies in more cyclical industries such as paper, steel and auto-related; and the supermarket industry, which has generally reported weak sales and earnings.

              Some of the portfolio's high yield positions include Southland Corporation, Six Flags, and Owens-Illinois. Southland Corp. is the operator of Seven-Eleven stores across the country. Six Flags is 49% owned by Time Warner and the second largest theme park in the country, behind Disneyland. Owens-Illinois is the leading packaging company in the world, with profit margins far superior to its competitors.

              In total, the portfolio is invested in approximately fifteen high yield companies. Morgan Stanley believes this is an adequate number to give the portfolio good diversification. In addition, the companies are in a variety of industries -- further protecting the portfolio from surprises.

              The graphs represent past performance, which is not indicative of future results.

                                                           ---------------------

Phoenix Investment Counsel

Balanced/Phoenix Investment Counsel Portfolio

                Balanced        Blended Index (Lehman    ---------------------------------------------
                Phoenix         Brothers  Aggregate      Balanced/Phoenix Investment Counsel Portfolio
                Portfolio       & S&P 500)*              Average Annual Total Returns as of 11/30/95
                ---------       ---------------------    ---------------------------------------------
10/28           10,000          10,000                   1-year                                 25.89%
2/28            10,509          10,639                   Since Inception (10/28/94)             22.99%
5/31            11,112          11,473                   ---------------------------------------------
8/31            11,755          11,935
11/30           12,539          12,661                   *This blended index consists of 35% Lehman
                                                         Brothers Aggregate Index, 55% S&P 500 Index,
                                                         and  10% Treasury Bills. The Lehman Brothers
                                                         Aggregate Index combines several Lehman
                                                         Brothers fixed-income indexes to give a broad
                                                         view of the bond market -- 69% reflects the
                                                         Government/Corporate Bond Index, 29% reflects
                                                         the Mortgage-Backed Securities Index and 1.7%
                                                         reflects the Asset-Backed Securities Index. The
                                                         S&P 500 Index tracks the performance of 500
                                                         stocks representing a sampling of the largest
                                                         foreign and domestic stocks traded publicly in
                                                         the United States. Because it is market-weighted,
                                                         the index will reflect changes in larger companies
                                                         more heavily than those in smaller companies.
                                                         Treasury Bills are short-term securities with
                                                         maturities of one-year or less issued by the
                                                         U.S. Government.


              The Balanced/Phoenix Investment Counsel Portfolio posted a solid return of 25.89% for the twelve-month period ended November 30, 1995, compared to 26.61% for the benchmark, a blended index of the Lehman Brothers Aggregate, the S&P 500, and Treasury Bills.

              Several factors led to the above average results for the period. An increase in allocation to equities during the summer months with focus on technology and finance-related stocks provided incremental returns. In September, the portfolio was adjusted to incorporate "strategy defense", consistent with our view towards a trading range market for the balance of the calendar year. Profits were taken in certain technology stocks, and consumer non-durables were purchased along with a lineup of utility stocks. This strategy was for the most part quite successful for the last three months of the fiscal year. Bay Networks and Northland Cranberries were two big gainers worth mentioning.

              In addition, the fixed income portion was adjusted to increase diversification through the investment in Non-Agency Mortgage-Backed securities, both corporate and residential; Municipal Bonds; as well as an initial purchase of investment grade emerging market debt, Poland specifically. A longer duration strategy was also imposed in the portfolio consistent with our constructive view towards lower longer-term interest rates. The asset allocation on November 30, 1995 was 51% equities, 37% bonds, and 12% cash reserves.

              The graphs represent past performance, which is not indicative of future results.

---------------------

Goldman Sachs Asset Management Company

Asset Allocation Portfolio

                                                         --------------------------------------
                Asset           Blended Index            Asset Allocation Portfolio
                Allocation      (Lehman Brothers         Average Annual Total Returns
                Portfolio       Aggregate & S&P 500)*    as of 11/30/95
                ----------      ---------------------    --------------------------------------
7/1             10,000          10,000                    1-year                         26.10%
8/31            10,250          10,296                    Since Inception (7/1/93)       11.82%
11/30           10,360          10,308                   --------------------------------------
2/28            10,800          10,425
5/31            10,522          10,191                   *The blended index consists of 40%
8/31            10,955          10,571                   Lehman Brothers Aggregate Index and
11/30           10,391          10,252                   60% S&P 500 Index. The Lehman Brothers
2/28            11,177          10,964                   Aggregate Index combines several
5/31            11,961          11,897                   Lehman Brothers fixed-income indexes
8/31            12,620          12,404                   to give a broad view of the bond
11/30           13,103          13,219                   market--70% reflects the Government/
                                                         Corporate Bond Index, 29% reflects the
                                                         Mortgage-Backed Securities Index and
                                                         1% reflects the Asset-Backed Securities
                                                         Index. The S&P 500 Index tracks the
                                                         performance of 500 stocks representing
                                                         a sampling of the largest foreign and
                                                         domestic stocks traded publicly in the
                                                         United States. Because it is market-
                                                         weighted, the index will reflect
                                                         changes in larger companies more
                                                         heavily than those in smaller
                                                         companies.


              For the twelve-month period ended November 30, 1995, the Asset Allocation Portfolio returned 26.10% versus 28.94% for the benchmark, a blended index of the Lehman Brothers Aggregate and the S&P 500.

              The current weighting is 65% equities/35% fixed income securities, slightly overweighted relative to the benchmark of 60% equities/40% fixed income securities. Goldman Sachs contends that both their growth and valuation models are bullish and justify the additional weighting in stocks.

              In the equity portion of the portfolio, McDonnell Douglas (2.0%), Philip Morris (2.0%), and NationsBank (2.0%) all performed strongly, as each increased over 20% during the period. However, we were overweighted compared with the S&P 500 in the retail and cyclical sectors, both of which were weak during the period. Notably, cyclical holdings including Stone Container (1.8%) and Ford (1.7%) fared poorly as investors worried about a possible slowdown in the economy.

              The fixed income portion of the portfolio currently matches the index duration of 4.6 years, with a yield to maturity of 5.82%. Presently, the manager's outlook for the corporate sector is cautiously optimistic. General fundamentals remain reasonably good and technicals are being supported by cash coming from other markets (such as mortgages). Goldman Sachs is looking for modest spread tightening, especially in industrials, and continues to look for investment opportunities. Their outlook for the Asset-Backed Security (ABS) market has improved to cautiously optimistic. Over the last month, spreads in the sector widened as the market experienced a record wave of new offerings and several negative credit events.

              The graphs represent past performance, which is not indicative of future results.

                                                           ---------------------

Alliance Capital Management, L.P.

Growth-Income Portfolio

                                           -------------------------------------
                                           Growth-Income Portfolio
                Growth-Income              Average Annual Total Returns
                Portfolio       S&P 500*   as of 11/30/95
                -------------   --------   -------------------------------------
2/9             10,000          10,000     1-year                         33.89%
2/28             9,970           9,915     Since Inception (2/9/93)       12.42%
5/31            10,190          10,144     -------------------------------------
8/31            10,630          10,517
11/30           10,610          10,551
2/28            10,730          10,743     *The S&P 500 Index tracks the performance
5/31            10,618          10,576     of 500 stocks representing a sampling
8/31            10,959          11,092     of the largest foreign and domestic
11/30           10,377          10,663     stocks traded publicly in the United
2/28            11,230          11,533     States. Because it is market-
5/31            12,141          12,713     weighted, the index will reflect
8/31            12,921          13,473     changes in larger companies more
11/30           13,894          14,606     heavily than those in smaller
                                           companies.

              The Growth-Income Portfolio performed very well for the period ended November 30, 1995, returning 33.89% compared to 36.98% for the benchmark, S&P 500 Index. The portfolio's performance was positively impacted by favorable stock selection in the financial and healthcare sectors, as well as its underweighting in the relatively weak energy sector. The performance was negatively affected by unfavorable stock selection in technology.

              Stocks contributing positively to the portfolio's overall performance included Travelers (+43%), Monsanto (+40%), Eli Lilly (+30%), Schering Plough (+47%), and United Healthcare (+68%). Conversely, National Semiconductor (-15%), General Instrument (-17%), Lowes (-10%), Atlantic Richfield (-4%), and Colgate Palmolive (-4%), impacted negatively. The largest holdings were AT&T, Philip Morris, Pepsico, Intel and Eli Lilly.

              The graphs represent past performance, which is not indicative of future results.

---------------------

Alliance Capital Management, L.P.

Alliance Growth Portfolio

                Growth-Income                          Alliance Growth Portfolio
                Portfolio       Russell 1000 Growth*   Average Annual Total Returns as of 11/30/95
                -------------   --------------------   -------------------------------------------
2/9             10,000          10,000                  1-year                            48.91%
2/28             9,870           9,830                  Since Inception (2/9/93)          18.50%
5/31            10,160           9,956                 -------------------------------------------
8/31            10,640          10,085
11/30           10,920          10,220
2/28            11,160          10,443
5/31            10,726          10,137
8/31            11,276          10,742                 *The Russell 1000 Growth Index consists
11/30           10,818          10,497                 of stocks with a greater-than-average
2/28            11,540          11,358                 growth orientation. Companies in this
5/31            13,130          12,363                 index tend to exhibit higher price-to-book
8/31            15,068          13,389                 and price-earnings ratio, lower dividend
11/30           16,109          14,561                 yields and higher forecasted growth values.



              The Alliance Growth Portfolio performed very well during the twelve-month period ended November 30, 1995. It outperformed the benchmark, Russell 1000 Growth Index, with a return of 48.91% compared to 38.72%. Favorable stock selection in the financial, healthcare, and technology sectors contributed to relative performance, as did an overweighting in airlines (UAL Corp. and Northwest Airlines), and lack of exposure in the underperforming energy sector.

              Top performing stocks included Cisco, UAL, Northwest Airlines, United Healthcare, Schering, Plough, Amgen, Merck, AT&T and Oracle. The largest portfolio positions as of November 30, 1995 were Intel, Philip Morris, Nokia, Disney, Applied Materials, Hewlett Packard, Microsoft, Airtouch, Fannie Mae and McDonald's.

              The graphs represent past performance, which is not indicative of future results.

                                                           ---------------------

Phoenix Investment Counsel

Growth/Phoenix Investment Counsel Portfolio

                Growth/Phoenix               -------------------------------------------
                Inv. Cnsl.                   Growth/Phoenix Inv. Counsel Portfolio
                Portfolio       S&P 500*     Average Annual Total Returns as of 11/30/95
                --------------  -------      -------------------------------------------
2/9             10,000          10,000       1-year                           32.92%
2/28             9,970           9,915       Since Inception (2/9/93)         10.92%
5/31            10,420          10,144       -------------------------------------------
8/31            10,550          10,517
11/30           10,780          10,551
2/28            11,210          10,743       *The S&P 500 Index tracks the performance
5/31            10,437          10,576       of 500 stocks representing a sampling of
8/31            10,477          11,092       the largest foreign and domestic stocks
11/30           10,065          10,663       traded publicly in the United States.
2/28            10,537          11,533       Because it is market-weighted, the index
5/31            11,433          12,713       will reflect changes in larger companies
8/31            12,594          13,473       more heavily than those in smaller
11/30           13,378          14,606       companies.


              For the twelve month period ended November 30, 1995, the Growth/Phoenix Investment Counsel Portfolio posted a return of 32.92% compared to 36.98% for the benchmark, S&P 500.

              The portfolio's investments in various technology securities, especially networking and on-line services companies, greatly contributed to its overall performance. In addition, healthcare stocks, including medical technology, biotechnology, and pharmaceutical companies performed well.

              The primary reasons for the portfolio's underperformance versus the benchmark can be attributed to underweight positions in the financial and utility sectors early in the year, combined with subsequent underweight exposure in consumer staples late in the year. Cash holdings also served as a performance drag during this time period.

              Looking forward, Phoenix Investment Counsel anticipates that earnings growth will slow in coming quarters. They believe that further Federal Reserve rate cuts are also possible. If so, investors' expectations about the sustainability of economic expansion could improve in 1996.

              The graphs represent past performance, which is not indicative of future results.

---------------------

Provident Investment Counsel

Provident Growth Portfolio

                                                  ---------------------------------------
                Provident                         Provident Growth Portfolio
                Growth          Russell 1000      Average Annual Total Returns
                Portfolio       Growth*           as of 11/30/95
                ---------       ------------      ---------------------------------------
2/9             10,000          10,000            1-year                          30.66%
2/28             9,910           9,830            Since Inception (2/9/93)        10.22%
5/31             9,810           9,956            ---------------------------------------
8/31            10,190          10,085
11/30           10,040          10,220
2/28            10,480          10,443
5/31            10,039          10,137
8/31            10,499          10,742            *The Russell 1000 Growth Index consists
11/30           10,059          10,497            of stocks with a greater-than-average
2/28            10,399          11,358            growth orientation. Companies in this
5/31            11,227          12,363            index tend to exhibit higher price-to-
8/31            12,721          13,389            book and price-earnings ratios, lower
11/30           13,143          14,561            dividend yields and higher forecasted
                                                  growth values.




              The Provident Growth Portfolio returned 30.66% for the twelve-month period ended November 30, 1995, compared to 38.72% for the benchmark, Russell 1000 Growth Index.

              Provident continues to invest in high-growth companies with superior revenue and earnings growth and very strong financial characteristics. These stocks have performed well over the last six months but tend to be more volatile than the Russell 1000, which is comprised of larger-capitalization, slower-growth companies. During any given short period of time, the portfolio may underperform, but Provident believes that over time the superior growth rates will equate to superior stock performance.

              The outlook for growth stocks remains very attractive due to the slower economy. The portfolio continues to have significant exposure in the technology, specialty finance and telecommunications sectors. Its exposure to the healthcare sector has increased over the last six months with the addition of Amgen, Pfizer, Merck, St. Jude Medical, and Healthsouth. Provident believes these stocks will enjoy superior growth rates over the next several years.

              The graphs represent past performance, which is not indicative of future results.

                                                           ---------------------

Davis Selected Advisers, L.P.

Venture Value Portfolio

                Venture                        --------------------------------------------
                Value                           Venture Value Portfolio
                Portfolio       S&P 500*        Average Annual Total Returns as of 11/30/95
                ---------       -------        --------------------------------------------
10/28           10,000          10,000         1-year                                38.17%
2/28            10,684          10,817         Since Inception (10/28/94)            31.71%
5/31            11,678          11,923         --------------------------------------------
8/31            12,952          12,636
11/30           13,514          13,698
                                               *The S&P 500 Index tracks the performance
                                               of 500 stocks representing a sampling of
                                               the largest foreign and domestic stocks
                                               traded publicly in the United States. Because
                                               it is market-weighted, the index will reflect
                                               changes in larger companies more heavily than
                                               those in smaller companies.


              The Venture Value Portfolio returned 38.17% for the twelve-month period ended November 30, 1995, compared to 36.98% for the benchmark, S&P 500.

              The portfolio currently emphasizes four main areas: financial stocks, big name technology stocks, selected cyclical, and several multinational holdings. Financials continue to undergo a secular price/earnings expansion, benefiting companies within the portfolio such as Travelers, American Express, and Chubb. Big name technologies are the fastest growing area in a slow growing world, benefiting companies such as Intel, Hewlett-Packard, and Texas Instruments. Selected cyclical sectors, particularly paper and autos, are benefiting from share repurchases and a long business expansion, which may benefit holdings such as General Motors and Union Camp. Core multinational companies are growing from the expansion of worldwide demand as net markets open up to American businesses, benefiting companies such as Coca-Cola, McDonald's, and American International Group.

              Davis Selected Advisers remains committed to financial stocks as their single largest industry weighting, and continues to believe that certain companies in the technology sector provide excellent potential.

              The graphs represent past performance, which is not indicative of future results.

---------------------

Alliance Capital Management, L.P.

Global Equities Portfolio

                                          -------------------------------------
                Global          MSCI      Global Equities Portfolio
                Equities        world     Average Annual Total Returns
                Portfolio       Index*    as of 11/30/95
                ---------       ------    -------------------------------------
2/9             10,000          10,000    1-year                         15.58%
2/28             9,970          10,110    Since Inception (2/9/93)       11.50%
5/31            10,670          11,446    -------------------------------------
8/31            11,260          12,102
11/30           10,990          11,497
2/28            12,090          12,694    *The MSCI World Index is one of the
5/31            11,976          12,561    Morgan Stanley Capital International
8/31            12,409          13,156    indexes and measures stock market
11/30           11,755          12,610    performance in the U.S., Europe,
2/28            11,614          12,732    Canada, Australia, New Zealand, the
5/31            12,649          13,935    Far East and emerging markets.
8/31            13,054          14,310
11/30           13,574          15,006




              The Global Equities Portfolio returned 15.58% for the twelve months ended November 30, 1995, lagging behind the 19.00% of its benchmark, MSCI World Index. The largest positive contribution to performance was superior stock selection in both Japan and Asia. The portfolio also benefited from currency hedges versus the Japanese yen. Conversely, the portfolio was negatively impacted by being underweighted in the United States, and European currency hedges largely offset the positive impact of the yen hedge.

              Stocks in the technology and financial sectors in Japan performed well, including Rolm, Kyocera, Sumitomo Bank, Asahi Bank, and Nomura. In Hong Kong, Citic Pacific and New World Development contributed positively.

              The largest country exposures at November 30, 1995, were the United States (36.1%), Japan (23.2%), the United Kingdom (7.9%), France (5.6%), and Germany (3.3%).

              The graphs represent past performance, which is not indicative of future results.

                                                           ---------------------

Morgan Stanley Asset Management, Inc.

International Diversified Equities Portfolio

                                                   -----------------------------------------
                                                   International Diversified Equities
                International                      Portfolio
                Diversified            MSCI        Average Annual Total Returns
                Portfolio              EAFE*        as of 11/30/95
                -------------          -----       -----------------------------------------
10/28           10,000                 10,000       1-year                             4.63%
2/28             9,073                  9,655       Since Inception (10/28/94)         2.13%
5/31             9,759                 10,525      -----------------------------------------
8/31            10,021                 10,573
11/30           10,233                 10,790
                                                   *The Morgan Stanley Capital International
                                                   Europe, Australia, and Far East Index
                                                   (EAFE) represents the foreign stocks of
                                                   19 countries in Europe, Australia, and
                                                   the Far East.


              The International Diversified Equities Portfolio returned 4.63% for the twelve-month period ended November 30, 1995, underperforming the 7.90% benchmark, MSCI EAFE Index. The portfolio's most significant overweights are in Japan and Asia. Morgan Stanley believes Japan is the most attractive of the big, developed markets, and that developed and developing Asia will outperform other markets given their consistent, high-growth rates and attractive valuations. Their favorite Asian country is Hong Kong, where prospects of a soft-landing in China, combined with a turn in the real estate cycle, bode well for the market.

              Going forward, Morgan Stanley remains bullish on its outlook for international equities, as the world's liquidity cycle is still very positive, major economies are either sluggish or slowing, and inflation continues to decline.

              The graphs represent past performance, which is not indicative of future results.

---------------------

               Performance figures quoted are for the underlying portfolios in the SunAmerica Series Trust; therefore, they are not net of the fees and charges associated with the variable annuity. Past performance is no guarantee of future results.

               Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks and bonds are subject to additional risks, including fluctuations, political and social instability, differing securities regulations and accounting standards and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities is not guaranteed by the U.S. government or any other entity.

                                                           ---------------------

R-1411-AR